                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts
                                  NY1162 3/01

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2004 (as amended May 28, 2004), for the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

            Call:     1-800-313-5282
            Or write: GE Capital Life Assurance Company of New York
                      Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230
            Or visit: www.gefinancialservice.com
            Or contact your financial representative.


The date of this Statement of Additional Information is April 30, 2004 (as amended May 28, 2004).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CONTRACT AND THE TOTAL RETURN
                      FUND OF GE INVESTMENTS FUNDS, INC.

Table of Contents Statement of Additional Information




The Company................................................................ B-3

The Variable Account....................................................... B-3

Additional Information About the Guarantee Account......................... B-3

The Contracts.............................................................. B-4
   Net Investment Factor................................................... B-4

Termination of Participation Agreement..................................... B-4

Calculation of Performance Data............................................ B-4
   The Subaccount.......................................................... B-5
   Other Performance Data.................................................. B-6

Federal Tax Matters........................................................ B-6
   Taxation of GE Capital Life Assurance Company of New York............... B-6
   IRS Required Distributions.............................................. B-7

General Provisions......................................................... B-7
   Using the Contract as Collateral........................................ B-7
   The Beneficiary......................................................... B-8
   Non-Participating....................................................... B-8
   Misstatement of Age or Gender........................................... B-8
   Incontestability........................................................ B-8
   Statement of Values..................................................... B-8
   Trust as Owner or Beneficiary........................................... B-8
   Written Notice.......................................................... B-8

Distribution of the Contracts.............................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-9

Experts.................................................................... B-9

Financial Statements....................................................... B-9

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE
                      Capital Life Assurance Company of New York ("GECLANY").
                      In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

                      As a result of the IPO, at May 25, 2004 GECA is a wholly owned, indirect subsidiary of Genworth. Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance Holdings, Inc. is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of GE.

                      We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE VARIABLE          We established the GE Capital Life Separate Account II as
ACCOUNT               a separate investment account on April 1, 1996. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Variable Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF        The participation agreement pursuant to which the Total
PARTICIPATION         Return Fund of GE Investments Funds, Inc. sells its
AGREEMENT             shares to the Variable Account contains a provision
                      regarding the circumstances in which the Agreement may be terminated.

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF        From time to time, we may disclose total return and other
PERFORMANCE           performance data for the Subaccount pertaining to the
DATA                  contracts. Such performance data will be computed, or
                      accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.

                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund of GE Investments Funds, Inc. (after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account and a $10.00 billing fee).

                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                         TR = (ERV/P)1/N - 1

                      where:

                         TR  = the average annual total return for the period.

                         ERV = the ending redeemable value (reflecting
                                deductions as described above) of the
                                hypothetical investment at the end of the period.

                         P   = a hypothetical single investment of $1,000.

                         N   = the duration of the period (in years).

                      Past performance is not a guarantee of future results.

                      The Total Return Fund of GE Investments Funds, Inc. has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                         CTR = (ERV/P) - 1

                      where:

                         CTR = the cumulative total return for the period.

                         ERV = the ending redeemable value (reflecting
                                deductions as described above) of the
                                hypothetical investment at the end of the period.

                         P   = a hypothetical single investment of $1,000.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

FEDERAL TAX
MATTERS

                      We do not expect to incur any Federal income tax
TAXATION OF GE CAPITALliability attributable to investment income or capital
LIFE ASSURANCE        gains retained as part of the reserves under the
COMPANY OF NEW YORK   contracts. (See the "Federal Tax Matters" section of the
                      prospectus.) Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules may apply to contracts issued as Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract except as provided in
                      any rider.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with us.

DISTRIBUTION OF       The contracts which are offered continuously, are
THE CONTRACTS         distributed by Capital Brokerage Corporation, 3001 Summer
                      Street, 2nd Floor, Stamford, CT 06905, an affiliate of the Company. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by us to Capital Brokerage Corporation.

                      Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED               could not, under Title VII of the Civil Rights Act of
BENEFIT PLANS         1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

EXPERTS The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, and the financial statements of GE Capital Life Separate Account II as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The report of KPMG LLP dated February 6, 2004 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for goodwill and other intangible assets in 2002.

FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements for GE Capital Life Assurance
                      Company of New York (the Company), as of December 31 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003 and the financial statements of GE Capital Life Separate Account II, as of
                      December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003.
                      The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of GE Capital
                      Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2003

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2003

                                     Page
                                     ----
Independent Auditors' Report........  F-1

Statements of Assets and Liabilities  F-3

Statements of Operations............ F-18

Statements of Changes in Net Assets. F-33

Notes to Financial Statements....... F-67

                         Independent Auditors' Report

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund -- Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B, Technology Portfolio-Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios-MidCap Stock Portfolio -- Initial Shares, Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund (VIP) -- VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio -- Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) -- VIP II Asset Manager/SM/ Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (VIP
III) -- VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP III Growth & Income Portfolio -- Initial Class, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio -- Initial Class, VIP III Mid Cap Portfolio-Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Emerging Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio-Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio-Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio-Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Opportunities Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series-Service Class Shares, MFS(R) Investors Trust Series-Service Class Shares, MFS(R) New Discovery Series-Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series-Service Class Shares, MFS(R) Utilities Series-Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA-Service Shares, Oppenheimer Main Street Small Cap Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio --Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. --

Jennison Portfolio -- Class II; Jennison 20/20 Focus Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Fund Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio-Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 18, 2004

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2003

                                                                                              AIM Variable Insurance Funds
                                                            ----------------------------------------------------------------
                                                               AIM V.I.                                         AIM V.I.
                                                              Aggressive        AIM V.I.        AIM V.I.         Capital
                                                                Growth        Basic Value       Blue Chip     Appreciation
                                                                Fund --         Fund --          Fund --         Fund --
                                                            Series I Shares Series II Shares Series I Shares Series I Shares
                                                            --------------- ---------------- --------------- ---------------
Assets
Investments at fair market value (note 2a):................     $46,545         364,862          59,091          287,171
Dividend receivable........................................          --              --              --               --
Receivable from affiliate (note 4b)........................           3              12              --               11
Receivable for units sold..................................         304             430              --              425
                                                                -------         -------          ------          -------
       Total assets........................................      46,852         365,304          59,091          287,607
                                                                -------         -------          ------          -------
Liabilities
Accrued expenses payable to affiliate (note 4c)............           3              17               3               13
Payable for units withdrawn................................          --              --              --               --
                                                                -------         -------          ------          -------
       Total liabilities...................................           3              17               3               13
                                                                -------         -------          ------          -------
Net assets attributable to variable annuity contract owners     $46,849         365,287          59,088          287,594
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type I.............          --              --              --               --
                                                                =======         =======          ======          =======
Net asset value per unit: Type I...........................     $    --              --              --               --
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type II............         271           2,061           3,783           15,406
                                                                =======         =======          ======          =======
Net asset value per unit: Type II..........................     $ 12.47           12.91           11.96             8.49
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type III...........          --             466              --            1,093
                                                                =======         =======          ======          =======
Net asset value per unit: Type III.........................     $    --           12.89              --             8.45
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type IV............       3,492          19,517           1,160           12,730
                                                                =======         =======          ======          =======
Net asset value per unit: Type IV..........................     $ 12.45           12.89           11.94             9.43
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type V.............          --           6,296              --            2,931
                                                                =======         =======          ======          =======
Net asset value per unit: Type V...........................     $    --           12.88              --             9.39
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type VI............          --              --              --               --
                                                                =======         =======          ======          =======
Net asset value per unit: Type VI..........................     $    --              --              --               --
                                                                =======         =======          ======          =======
Investments in securities, at cost.........................     $42,713         329,614          55,187          269,063
                                                                =======         =======          ======          =======
Shares outstanding.........................................       4,395          34,389           8,994           13,495
                                                                =======         =======          ======          =======

                                                            --------------------------------

                                                               AIM V.I.        AIM V.I.
                                                                Growth      Premier Equity
                                                                Fund --         Fund --
                                                            Series I Shares Series I Shares
                                                            --------------- ---------------
Assets
Investments at fair market value (note 2a):................     441,168        1,092,739
Dividend receivable........................................          --               --
Receivable from affiliate (note 4b)........................          16               39
Receivable for units sold..................................         496              262
                                                                -------        ---------
       Total assets........................................     441,680        1,093,040
                                                                -------        ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............          19               46
Payable for units withdrawn................................          --               --
                                                                -------        ---------
       Total liabilities...................................          19               46
                                                                -------        ---------
Net assets attributable to variable annuity contract owners     441,661        1,092,994
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type I.............          --               --
                                                                =======        =========
Net asset value per unit: Type I...........................          --               --
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type II............      32,316           76,578
                                                                =======        =========
Net asset value per unit: Type II..........................        7.70             7.68
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type III...........         751           25,335
                                                                =======        =========
Net asset value per unit: Type III.........................        7.66             7.64
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type IV............      17,646           29,648
                                                                =======        =========
Net asset value per unit: Type IV..........................        8.90             8.63
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type V.............       3,385            6,455
                                                                =======        =========
Net asset value per unit: Type V...........................        8.87             8.59
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type VI............          --               --
                                                                =======        =========
Net asset value per unit: Type VI..........................          --               --
                                                                =======        =========
Investments in securities, at cost.........................     362,620        1,078,769
                                                                =======        =========
Shares outstanding.........................................      29,748           54,016
                                                                =======        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                            The Alger American Fund     AllianceBernstein Variable Products Series Fund, Inc.
                                         ------------------------------ ---------------------------------------------------
                                                             Alger
                                              Alger      American Small  Growth and      Premier
                                         American Growth Capitalization    Income         Growth       Quasar     Technology
                                          Portfolio --    Portfolio --  Portfolio --   Portfolio -- Portfolio -- Portfolio --
                                         Class O Shares  Class O Shares   Class B        Class B      Class B      Class B
                                         --------------- -------------- ------------   ------------ ------------ ------------
Assets
Investments at fair market value (note
  2a):..................................   $  863,133        766,535     4,565,071      1,167,498     128,215      190,827
Dividend receivable.....................           --             --            --             --          --           --
Receivable from affiliate (note 4b).....           --             --            91             38           1            5
Receivable for units sold...............           --             --           625          1,767          --           43
                                           ----------      ---------     ---------      ---------     -------      -------
       Total assets.....................      863,133        766,535     4,565,787      1,169,303     128,216      190,875
                                           ----------      ---------     ---------      ---------     -------      -------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................           36             34           199             52           6            9
Payable for units withdrawn.............           --             77         2,531             18          --           --
                                           ----------      ---------     ---------      ---------     -------      -------
       Total liabilities................           36            111         2,730             70           6            9
                                           ----------      ---------     ---------      ---------     -------      -------
Net assets attributable to variable
  annuity contract owners...............   $  863,097        766,424     4,563,057      1,169,233     128,210      190,866
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type I................................       91,917        102,876         6,469             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type I........   $     9.39           7.45         12.30             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type II...............................           --             --       163,858         43,827       2,719        3,106
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type II.......   $       --             --          9.27           7.33        9.21        13.18
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type III..............................           --             --        63,264         18,188       1,528           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type III......   $       --             --          9.22           7.29        9.16           --
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type IV...............................           --             --       169,732         66,220       8,989        8,384
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type IV.......   $       --             --          9.84           8.66        9.92        13.17
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type V................................           --             --        72,558         16,464          --        3,005
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type V........   $       --             --          9.80           8.62          --        13.15
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type VI...............................           --             --            --             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type VI.......   $       --             --            --             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Investments in securities, at cost......   $1,261,783      1,030,059     4,089,593      1,100,529     111,627      184,641
                                           ==========      =========     =========      =========     =======      =======
Shares outstanding......................       25,928         44,104       211,150         54,735      12,720       13,298
                                           ==========      =========     =========      =========     =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                            American Century Variable Portfolios, Inc.
                                         ------------------------------------------------- -------------------------------
                                                                                              Dreyfus         Dreyfus
                                                                                             Investment      Investment
                                                                                           Portfolios --   Portfolios --
                                          VP Income &   VP International VP Ultra VP Value  MidCap Stock  Emerging Markets
                                         Growth Fund --     Fund --      Fund --  Fund --   Portfolio --    Portfolio --
                                            Class I         Class I      Class I  Class I  Initial Shares  Initial Shares
                                         -------------- ---------------- -------- -------- -------------- ----------------
Assets
Investments at fair market value (note
 2a):...................................    $106,657         24,397       18,479  807,882      31,110            --
Dividend receivable.....................          --             --           --       --          --            --
Receivable from affiliate (note 4b).....           5             --           --       36           1            --
Receivable for units sold...............          56             --           --      247          13            --
                                            --------         ------       ------  -------      ------            --
   Total assets.........................     106,718         24,397       18,479  808,165      31,124            --
                                            --------         ------       ------  -------      ------            --
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................           5              1            2       37           3            --
Payable for units withdrawn.............          --             --           --       --          --            --
                                            --------         ------       ------  -------      ------            --
   Total liabilities....................           5              1            2       37           3            --
                                            --------         ------       ------  -------      ------            --
Net assets attributable to variable
 annuity contract owners................    $106,713         24,396       18,477  808,128      31,121            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type I.................................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type I........    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --             --           --      275       1,108            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type II.......    $     --             --           --    12.63       12.66            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type III......    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       8,523          2,047          662   63,811       1,353            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type IV.......    $  12.52          11.92        11.83    12.61       12.63            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --             --          902       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type V........    $     --             --        11.80       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type VI.......    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Investments in securities, at cost......    $ 94,760         21,454       17,450  692,081      26,956            --
                                            ========         ======       ======  =======      ======            ==
Shares outstanding......................      16,234          3,794        2,013  103,708       1,966            --
                                            ========         ======       ======  =======      ======            ==

                                          Dreyfus
                                         ----------------------------------------

                                              Dreyfus           The Dreyfus
                                              Variable            Socially
                                         Investment Fund --     Responsible
                                            Money Market    Growth Fund, Inc. --
                                             Portfolio         Initial Shares
                                         ------------------ --------------------
Assets
Investments at fair market value (note
 2a):...................................       10,120             116,097
Dividend receivable.....................            2                  --
Receivable from affiliate (note 4b).....           --                   1
Receivable for units sold...............           --                  --
                                               ------             -------
   Total assets.........................       10,122             116,098
                                               ------             -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            4                   6
Payable for units withdrawn.............           --                  --
                                               ------             -------
   Total liabilities....................            4                   6
                                               ------             -------
Net assets attributable to variable
 annuity contract owners................       10,118             116,092
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................           --                  --
                                               ======             =======
Net asset value per unit: Type I........           --                  --
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          474              12,095
                                               ======             =======
Net asset value per unit: Type II.......         9.90                7.50
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................           --                 565
                                               ======             =======
Net asset value per unit: Type III......           --                7.46
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          550               2,414
                                               ======             =======
Net asset value per unit: Type IV.......         9.88                8.77
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................           --                  --
                                               ======             =======
Net asset value per unit: Type V........           --                  --
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................           --                  --
                                               ======             =======
Net asset value per unit: Type VI.......           --                  --
                                               ======             =======
Investments in securities, at cost......       10,120             103,910
                                               ======             =======
Shares outstanding......................       10,120               4,880
                                               ======             =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                          Eaton Vance Variable Trust                                 Federated Insurance Series
                                         ---------------------------- -----------------------------------------------------------
                                            VT                 VT       Federated
                                         Floating-    VT    Worldwide    American                   Federated High Federated High
                                           Rate     Income   Health      Leaders       Federated     Income Bond    Income Bond
                                          Income    Fund of Sciences    Fund II --   Capital Income   Fund II --     Fund II --
                                           Fund     Boston    Fund    Primary Shares    Fund II     Primary Shares Service Shares
                                         ---------- ------- --------- -------------- -------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):................................... $1,177,222 154,030  277,776     663,066        444,828        453,150       1,343,388
Dividend receivable.....................      1,894      --       --          --             --             --              --
Receivable from affiliate (note 4b).....         --       2        9          23             --             --              43
Receivable for units sold...............        183       3       40       5,075             --             --           1,333
                                         ---------- -------  -------     -------        -------        -------       ---------
   Total assets.........................  1,179,299 154,035  277,825     668,164        444,828        453,150       1,344,764
                                         ---------- -------  -------     -------        -------        -------       ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      1,908       7       13          26             20             20              57
Payable for units withdrawn.............         --      --    2,056          --             --             --              --
                                         ---------- -------  -------     -------        -------        -------       ---------
   Total liabilities....................      1,908       7    2,069          26             20             20              57
                                         ---------- -------  -------     -------        -------        -------       ---------
Net assets attributable to variable
 annuity contract owners................ $1,177,391 154,028  275,756     668,138        444,808        453,130       1,344,707
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --      --       --      64,306         59,546         42,992              --
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type I........ $       --      --       --       10.39           7.47          10.54              --
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................     52,650   4,885    3,671          --             --             --          60,380
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type II....... $    10.12   11.13    13.33          --             --             --           11.50
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................     26,638      --    2,410          --             --             --           7,968
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type III...... $    10.09      --    13.29          --             --             --           11.44
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................     28,306   8,856   13,554          --             --             --          37,414
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type IV....... $    10.10   11.11    13.30          --             --             --           11.75
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      8,927     115    1,094          --             --             --          10,220
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type V........ $    10.07   11.08    13.27          --             --             --           11.70
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --      --       --          --             --             --              --
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type VI....... $       --      --       --          --             --             --              --
                                         ========== =======  =======     =======        =======        =======       =========
Investments in securities, at cost...... $1,177,136 147,431  266,955     671,064        635,929        449,419       1,257,089
                                         ========== =======  =======     =======        =======        =======       =========
Shares outstanding......................    116,904  13,583   26,255      34,716         52,705         56,715         168,556
                                         ========== =======  =======     =======        =======        =======       =========

                                         -----------------------------

                                           Federated     Federated
                                         International    Kaufmann
                                         Small Company   Fund II --
                                            Fund II    Service Shares
                                         ------------- --------------
Assets
Investments at fair market value (note
 2a):...................................      --          404,152
Dividend receivable.....................      --               --
Receivable from affiliate (note 4b).....      --               10
Receivable for units sold...............      --              110
                                              --          -------
   Total assets.........................      --          404,272
                                              --          -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --               18
Payable for units withdrawn.............      --               --
                                              --          -------
   Total liabilities....................      --               18
                                              --          -------
Net assets attributable to variable
 annuity contract owners................      --          404,254
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --               --
                                              ==          =======
Net asset value per unit: Type I........      --               --
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --            6,995
                                              ==          =======
Net asset value per unit: Type II.......      --            13.31
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --            1,979
                                              ==          =======
Net asset value per unit: Type III......      --            13.30
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --           17,950
                                              ==          =======
Net asset value per unit: Type IV.......      --            13.30
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --            3,471
                                              ==          =======
Net asset value per unit: Type V........      --            13.28
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --               --
                                              ==          =======
Net asset value per unit: Type VI.......      --               --
                                              ==          =======
Investments in securities, at cost......      --          382,040
                                              ==          =======
Shares outstanding......................      --           35,452
                                              ==          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003



                                                   Fidelity Variable Insurance Products Fund (VIP)
                                         -------------------------------------------------------------------
                                                       VIP Equity --                                VIP
                                         VIP Equity --    Income                    VIP Growth    Overseas
                                            Income     Portfolio --   VIP Growth   Portfolio -- Portfolio --
                                         Portfolio --     Service    Portfolio --    Service      Initial
                                         Initial Class    Class 2    Initial Class   Class 2       Class
                                         ------------- ------------- ------------- ------------ ------------
Assets
Investments at fair market value (note
 2a):...................................  $2,205,636     3,325,101     1,632,645    1,123,826     743,471
Dividend receivable.....................          --            --            --           --          --
Receivable from affiliate (note 4b).....          83           132            --           25          32
Receivable for units sold...............       4,738         3,422            --        9,397         430
                                          ----------     ---------     ---------    ---------     -------
   Total assets.........................   2,210,457     3,328,655     1,632,645    1,133,248     743,933
                                          ----------     ---------     ---------    ---------     -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          85           144            65           48          29
Payable for units withdrawn.............          --            --            --           47          --
                                          ----------     ---------     ---------    ---------     -------
   Total liabilities....................          85           144            65           95          29
                                          ----------     ---------     ---------    ---------     -------
Net assets attributable to variable
 annuity contract owners................  $2,210,372     3,328,511     1,632,580    1,133,153     743,904
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     197,885            --       167,788           --      80,335
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type I........  $    11.17            --          9.73           --        9.26
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --       157,498            --       55,200          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type II.......  $       --          9.67            --         7.97          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --        26,370            --       12,463          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type III......  $       --          9.62            --         7.93          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          --       102,175            --       62,076          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type IV.......  $       --         10.05            --         8.88          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --        52,444            --        4,875          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type V........  $       --         10.01            --         8.85          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --            --            --           --          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type VI.......  $       --            --            --           --          --
                                          ==========     =========     =========    =========     =======
Investments in securities, at cost......  $2,107,728     2,886,356     2,201,730    1,020,662     790,131
                                          ==========     =========     =========    =========     =======
Shares outstanding......................      95,153       144,821        52,598       36,583      47,689
                                          ==========     =========     =========    =========     =======

                                               Fidelity Variable Insurance
                                                Products Fund II (VIP II)
                                         ----------------------------------------
                                         VIP II Asset                  VIP II
                                         Manager/SM/     VIP II     Contrafund(R)
                                         Portfolio -- Contrafund(R) Portfolio --
                                           Initial    Portfolio --     Service
                                            Class     Initial Class    Class 2
                                         ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a):...................................   316,130      2,755,110     2,501,344
Dividend receivable.....................        --             --            --
Receivable from affiliate (note 4b).....        --            101           102
Receivable for units sold...............        --            799         8,581
                                           -------      ---------     ---------
   Total assets.........................   316,130      2,756,010     2,510,027
                                           -------      ---------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        12            106           109
Payable for units withdrawn.............        --             --            --
                                           -------      ---------     ---------
   Total liabilities....................        12            106           109
                                           -------      ---------     ---------
Net assets attributable to variable
 annuity contract owners................   316,118      2,755,904     2,509,918
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................    29,599        230,813            --
                                           =======      =========     =========
Net asset value per unit: Type I........     10.68          11.94            --
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................        --             --        72,701
                                           =======      =========     =========
Net asset value per unit: Type II.......        --             --         10.62
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................        --             --         8,161
                                           =======      =========     =========
Net asset value per unit: Type III......        --             --         10.57
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        --             --       135,316
                                           =======      =========     =========
Net asset value per unit: Type IV.......        --             --         11.08
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        --             --        13,793
                                           =======      =========     =========
Net asset value per unit: Type V........        --             --         11.04
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................        --             --            --
                                           =======      =========     =========
Net asset value per unit: Type VI.......        --             --            --
                                           =======      =========     =========
Investments in securities, at cost......   325,107      2,843,683     2,211,789
                                           =======      =========     =========
Shares outstanding......................    21,862        119,114       109,086
                                           =======      =========     =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                              Fidelity Variable Insurance Products Fund III (VIP III)
                                         -----------------------------------------------------------------
                                           VIP III
                                           Dynamic      VIP III      VIP III
                                           Capital      Growth &     Growth &      VIP III      VIP III
                                         Appreciation    Income       Income       Growth       Mid Cap
                                         Portfolio -- Portfolio -- Portfolio -- Opportunities Portfolio --
                                           Service      Initial      Service    Portfolio --    Service
                                           Class 2       Class       Class 2    Initial Class   Class 2
                                         ------------ ------------ ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):...................................     $--       1,168,750    1,222,686      705,508     2,943,568
Dividend receivable.....................      --              --           --           --            --
Receivable from affiliate (note 4b).....      --              49           37            3           109
Receivable for units sold...............      --             861        1,025           --         1,423
                                             ---       ---------    ---------      -------     ---------
Total assets............................      --       1,169,660    1,223,748      705,511     2,945,100
                                             ---       ---------    ---------      -------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --              45           52           27           131
Payable for units withdrawn.............      --              --           61           --            --
                                             ---       ---------    ---------      -------     ---------
   Total liabilities....................      --              45          113           27           131
                                             ---       ---------    ---------      -------     ---------
Net assets attributable to variable
 annuity contract owners................     $--       1,169,615    1,223,635      705,484     2,944,969
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --         116,496           --       91,860         1,256
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type I........     $--           10.04           --         7.68         13.94
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --              --       64,991           --        74,762
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type II.......     $--              --         9.46           --         12.33
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --              --       15,727           --        26,957
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type III......     $--              --         9.41           --         12.27
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --              --       33,551           --        95,913
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type IV.......     $--              --         9.89           --         11.94
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --              --       13,084           --        44,549
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type V........     $                --         9.86           --         11.89
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --              --           --           --            --
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type VI.......     $--              --           --           --            --
                                             ===       =========    =========      =======     =========
Investments in securities, at cost......     $--       1,199,813    1,138,034      867,811     2,431,619
                                             ===       =========    =========      =======     =========
Shares outstanding......................      --          88,141       93,406       46,815       122,802
                                             ===       =========    =========      =======     =========

                                         Franklin Templeton Variable Insurance Products Trust
                                         ----------------------------------------------------
                                          Franklin                                Templeton
                                         Large Cap                    Templeton     Global
                                           Growth     Mutual Shares    Foreign      Asset
                                         Securities    Securities     Securities  Allocation
                                          Fund --        Fund --       Fund --     Fund --
                                          Class 2        Class 2       Class 2     Class 2
                                           Shares        Shares         Shares      Shares
                                         ----------   -------------   ----------  ----------
Assets
Investments at fair market value (note
 2a):...................................   87,410        140,128       553,277      31,058
Dividend receivable.....................       --             --            --          --
Receivable from affiliate (note 4b).....        1             --            --          --
Receivable for units sold...............       70             --            --          --
                                           ------        -------       -------      ------
Total assets............................   87,481        140,128       553,277      31,058
                                           ------        -------       -------      ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        5              8            26           3
Payable for units withdrawn.............       --             --            --          --
                                           ------        -------       -------      ------
   Total liabilities....................        5              8            26           3
                                           ------        -------       -------      ------
Net assets attributable to variable
 annuity contract owners................   87,476        140,120       553,251      31,055
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................       --             --            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type I........       --             --            --          --
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      971          2,707           921         740
                                           ======        =======       =======      ======
Net asset value per unit: Type II.......    12.32          12.08         12.47       13.13
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --          1,818            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type III......       --          12.05            --          --
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................    6,139          6,192        43,314         896
                                           ======        =======       =======      ======
Net asset value per unit: Type IV.......    12.30          12.05         12.45       13.10
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --            906           202         734
                                           ======        =======       =======      ======
Net asset value per unit: Type V........       --          12.02         12.41       13.07
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --             --            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type VI.......       --             --            --          --
                                           ======        =======       =======      ======
Investments in securities, at cost......   80,580        129,911       508,904      26,618
                                           ======        =======       =======      ======
Shares outstanding......................    6,302          9,411        45,202       1,665
                                           ======        =======       =======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                                 GE Investments Funds, Inc.
                                                            ---------------------------------------------------------------------
                                                             Global            International   Mid-Cap     Money       Premier
                                                             Income   Income      Equity     Value Equity  Market   Growth Equity
                                                              Fund     Fund        Fund          Fund       Fund        Fund
                                                            -------- --------- ------------- ------------ --------- -------------
Assets
Investments at fair market value (note 2a):................ $211,973 2,691,376    225,053     3,931,004   4,517,036   2,661,728
Dividend receivable........................................       --        --         --            --       2,469          --
Receivable from affiliate (note 4b)........................        7        65          1           101          --          15
Receivable for units sold..................................      189     3,440         --         1,133       1,001         245
                                                            -------- ---------    -------     ---------   ---------   ---------
       Total assets........................................  212,169 2,694,881    225,054     3,932,238   4,520,506   2,661,988
                                                            -------- ---------    -------     ---------   ---------   ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............        8       116          9           165       2,501         113
Payable for units withdrawn................................       --     3,550         --            --           6          10
                                                            -------- ---------    -------     ---------   ---------   ---------
       Total liabilities...................................        8     3,666          9           165       2,507         123
                                                            -------- ---------    -------     ---------   ---------   ---------
Net assets attributable to variable annuity contract owners $212,161 2,691,215    225,045     3,932,073   4,517,999   2,661,865
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type I.............   17,934    96,450     26,855        95,662     214,660     201,303
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type I........................... $  11.83     12.82       8.38         13.21       11.23        8.67
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type II............       --    33,377         --       147,857     779,343      48,329
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type II.......................... $     --     10.87         --         10.62        1.00        9.21
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type III...........       --     2,648         --        11,435     123,772       2,768
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type III......................... $     --     10.83         --         10.57        1.00        9.16
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type IV............       --    84,484         --        60,649     689,523      36,081
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type IV.......................... $     --     10.84         --         10.49        0.99        9.64
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type V.............       --    13,639         --        32,636     526,897      10,227
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type V........................... $     --     10.81         --         10.45        0.99        9.61
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type VI............       --        --         --            --          --          --
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type VI.......................... $     --        --         --            --          --          --
                                                            ======== =========    =======     =========   =========   =========
Investments in securities, at cost......................... $186,678 2,766,919    180,955     3,482,980   4,517,036   2,671,248
                                                            ======== =========    =======     =========   =========   =========
Shares outstanding.........................................   18,148   213,432     26,415       224,886   4,517,036      37,776
                                                            ======== =========    =======     =========   =========   =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                         GE Investments Funds, Inc. (continued)
                                                            -----------------------------------------------------------------
                                                            Real Estate S&P 500(R)  Small-Cap    Total      U.S.     Value
                                                            Securities    Index    Value Equity  Return    Equity    Equity
                                                               Fund        Fund        Fund       Fund      Fund      Fund
                                                            ----------- ---------- ------------ --------- --------- ---------
Assets
Investments at fair market value (note 2a):................ $1,083,973  18,973,602  3,853,864   1,533,136 3,555,352 1,274,386
Dividend receivable........................................         --          --         --          --        --        --
Receivable from affiliate (note 4b)........................         15         780        155          51        10        39
Receivable for units sold..................................      1,420      24,310      1,787       5,202        60       337
                                                            ----------  ----------  ---------   --------- --------- ---------
       Total assets........................................  1,085,408  18,998,692  3,855,806   1,538,389 3,555,422 1,274,762
                                                            ----------  ----------  ---------   --------- --------- ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............         45         774        162          63       152        56
Payable for units withdrawn................................      3,177          --         --          --         6        --
                                                            ----------  ----------  ---------   --------- --------- ---------
       Total liabilities...................................      3,222         774        162          63       158        56
                                                            ----------  ----------  ---------   --------- --------- ---------
Net assets attributable to variable annuity contract owners $1,082,186  18,997,918  3,855,644   1,538,326 3,555,264 1,274,706
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type I.............     34,654     753,975     18,848      68,314   239,781        --
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type I........................... $    16.79        9.53      12.83       12.18     10.74        --
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type II............     15,802     786,490    208,180      11,203    75,469    44,515
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type II.......................... $    12.49        8.87      11.15       11.44      8.93      9.10
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type III...........      1,901      47,772     14,785       8,700     4,238     7,469
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type III......................... $    12.48        8.82      11.09       11.42      8.89      9.06
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type IV............     13,021     337,746     91,102      31,429    20,235    57,237
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type IV.......................... $    12.48        9.51      10.27       11.42      9.45      9.62
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type V.............      9,370     126,905     18,869      10,503     8,202    26,208
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type V........................... $    12.46        9.48      10.23       11.41      9.41      9.59
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type VI............         --          --         --          --        --        --
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type VI.......................... $       --          --         --          --        --        --
                                                            ==========  ==========  =========   ========= ========= =========
Investments in securities, at cost......................... $1,027,563  18,772,797  3,383,870   1,485,669 3,671,476 1,144,151
                                                            ==========  ==========  =========   ========= ========= =========
Shares outstanding.........................................     64,638     925,090    302,501     101,599   112,940   141,285
                                                            ==========  ==========  =========   ========= ========= =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Greenwich
                                           Goldman Sachs     Street
                                         Variable Insurance  Series
                                               Trust          Fund                            Janus Aspen Series
                                         ------------------ --------- -----------------------------------------------------
                                                             Salomon
                                         Goldman   Goldman  Brothers
                                          Sachs     Sachs   Variable                                Capital      Capital
                                         Growth      Mid    Emerging    Balanced      Balanced   Appreciation  Appreciation
                                           and       Cap     Growth   Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Income     Value    Fund --  Institutional   Service    Institutional   Service
                                          Fund      Fund    Class II     Shares        Shares       Shares        Shares
                                         -------- --------- --------- ------------- ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):................................... $453,073 1,704,695  31,759     5,132,161    4,756,163     3,472,705     234,938
Dividend receivable.....................       --        --      --            --           --            --          --
Receivable from affiliate (note 4b).....       --        --      --           187          215            --           3
Receivable for units sold...............       --        --      --         5,144       12,356            --         468
                                         -------- ---------  ------     ---------    ---------     ---------     -------
   Total assets.........................  453,073 1,704,695  31,759     5,137,492    4,768,734     3,472,705     235,409
                                         -------- ---------  ------     ---------    ---------     ---------     -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       20        71       2           198          212           142          11
Payable for units withdrawn.............       --        83      --            --           --            --          --
                                         -------- ---------  ------     ---------    ---------     ---------     -------
   Total liabilities....................       20       154       2           198          212           142          11
                                         -------- ---------  ------     ---------    ---------     ---------     -------
Net assets attributable to variable
 annuity contract owners................ $453,053 1,704,541  31,757     5,137,294    4,768,522     3,472,563     235,398
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................   50,734   106,801      --       390,966           --       298,587          --
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type I........ $   8.93     15.96      --         13.14           --         11.63          --
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       --        --      --            --      140,349            --      19,713
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type II....... $     --        --      --            --        10.02            --        8.42
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --        --      --            --       36,951            --       1,277
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type III...... $     --        --      --            --         9.96            --        8.38
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       --        --   2,366            --      167,564            --       3,856
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type IV....... $     --        --   12.56            --        10.17            --        9.97
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --        --     163            --      127,350            --       2,041
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type V........ $     --        --   12.54            --        10.13            --        9.93
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --        --      --            --           --            --          --
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type VI....... $     --        --      --            --           --            --          --
                                         ======== =========  ======     =========    =========     =========     =======
Investments in securities, at cost...... $441,618 1,366,615  30,233     5,502,682    4,437,638     4,703,345     220,062
                                         ======== =========  ======     =========    =========     =========     =======
Shares outstanding......................   45,307   127,501   1,641       223,332      199,671       166,637      11,361
                                         ======== =========  ======     =========    =========     =========     =======




                                         --------------


                                           Flexible
                                            Income
                                         Portfolio --
                                         Institutional
                                            Shares
                                         -------------
Assets
Investments at fair market value (note
 2a):...................................    420,645
Dividend receivable.....................         --
Receivable from affiliate (note 4b).....         --
Receivable for units sold...............         --
                                            -------
   Total assets.........................    420,645
                                            -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         16
Payable for units withdrawn.............         --
                                            -------
   Total liabilities....................         16
                                            -------
Net assets attributable to variable
 annuity contract owners................    420,629
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     32,282
                                            =======
Net asset value per unit: Type I........      13.03
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................         --
                                            =======
Net asset value per unit: Type II.......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --
                                            =======
Net asset value per unit: Type III......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................         --
                                            =======
Net asset value per unit: Type IV.......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................         --
                                            =======
Net asset value per unit: Type V........         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --
                                            =======
Net asset value per unit: Type VI.......         --
                                            =======
Investments in securities, at cost......    406,386
                                            =======
Shares outstanding......................     33,679
                                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


                                         -----------------------------------------------------
                                         Global Life     Global
                                           Sciences    Technology      Growth        Growth
                                         Portfolio -- Portfolio --  Portfolio --  Portfolio --
                                            Service      Service    Institutional    Service
                                            Shares       Shares        Shares        Shares
                                         ------------ ------------ -------------- ------------
Assets
Investments at fair market value (note
 2a):...................................   $171,601      78,590      2,233,431      369,420
Dividend receivable.....................         --          --             --           --
Receivable from affiliate (note 4b).....         --          --              3            7
Receivable for units sold...............         --          --             --          175
                                           --------      ------      ---------      -------
   Total assets.........................    171,601      78,590      2,233,434      369,602
                                           --------      ------      ---------      -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          9           5             86           16
Payable for units withdrawn.............         --          --            224           --
                                           --------      ------      ---------      -------
   Total liabilities....................          9           5            310           16
                                           --------      ------      ---------      -------
Net assets attributable to variable
 annuity contract owners................   $171,592      78,585      2,233,124      369,586
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --          --        239,349           --
                                           ========      ======      =========      =======
Net asset value per unit: Type I........   $     --          --           9.33           --
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      6,531       4,098             --       26,467
                                           ========      ======      =========      =======
Net asset value per unit: Type II.......   $   8.80        6.67             --         7.59
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      8,446         332             --        6,859
                                           ========      ======      =========      =======
Net asset value per unit: Type III......   $   8.75        6.63             --         7.55
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      2,674       4,316             --        9,756
                                           ========      ======      =========      =======
Net asset value per unit: Type IV.......   $   9.42        8.59             --         9.16
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      1,600       1,399             --        3,021
                                           ========      ======      =========      =======
Net asset value per unit: Type V........   $   9.39        8.56             --         9.12
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --          --             --           --
                                           ========      ======      =========      =======
Net asset value per unit: Type VI.......   $     --          --             --           --
                                           ========      ======      =========      =======
Investments in securities, at cost......   $154,924      70,009      3,300,828      325,856
                                           ========      ======      =========      =======
Shares outstanding......................     24,906      22,263        116,143       19,402
                                           ========      ======      =========      =======

                                          Janus Aspen Series (continued)
                                         -------------------------------------------------------------------------------------
                                         International  International    Mid Cap       Mid Cap      Worldwide     Worldwide
                                             Growth        Growth         Growth        Growth        Growth        Growth
                                          Portfolio --  Portfolio --   Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                          Institutional    Service     Institutional    Service    Institutional    Service
                                             Shares        Shares         Shares        Shares        Shares        Shares
                                         -------------- ------------- -------------- ------------ -------------- ------------
Assets
Investments at fair market value (note
 2a):...................................   1,339,747       540,122      3,041,248      265,905      2,060,590      740,894
Dividend receivable.....................          --            --             --           --             --           --
Receivable from affiliate (note 4b).....           4            18              3            8             --           26
Receivable for units sold...............          --           825             --          105             --           90
                                           ---------       -------      ---------      -------      ---------      -------
   Total assets.........................   1,339,751       540,965      3,041,251      266,018      2,060,590      741,010
                                           ---------       -------      ---------      -------      ---------      -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          51            25            118           13             90           32
Payable for units withdrawn.............          --            61             --           --             --           --
                                           ---------       -------      ---------      -------      ---------      -------
   Total liabilities....................          51            86            118           13             90           32
                                           ---------       -------      ---------      -------      ---------      -------
Net assets attributable to variable
 annuity contract owners................   1,339,700       540,879      3,041,133      266,005      2,060,500      740,978
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     130,958            --        312,231           --        224,455           --
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type I........       10.23            --           9.74           --           9.18           --
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --        19,669             --       23,130             --       32,786
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type II.......          --          8.30             --         7.41             --         7.62
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --         2,519             --        2,927             --        9,263
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type III......          --          8.25             --         7.37             --         7.58
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          --        30,783             --        6,079             --       40,941
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type IV.......          --          9.71             --        10.27             --         8.93
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --         5,991             --        1,037             --        6,217
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type V........          --          9.67             --        10.23             --         8.90
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --            --             --           --             --           --
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type VI.......          --            --             --           --             --           --
                                           =========       =======      =========      =======      =========      =======
Investments in securities, at cost......   1,922,177       467,676      6,369,562      223,649      3,188,775      676,566
                                           =========       =======      =========      =======      =========      =======
Shares outstanding......................      58,098        23,596        142,114       12,632         79,806       28,829
                                           =========       =======      =========      =======      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                          J.P. Morgan Series Trust II
                                                            -------------------------------------------------------
                                                                                                           U.S.
                                                                      International  Mid Cap    Small    Large Cap
                                                              Bond    Opportunities   Value    Company  Core Equity
                                                            Portfolio   Portfolio   Portfolio Portfolio  Portfolio
                                                            --------- ------------- --------- --------- -----------
Assets
Investments at fair market value (note 2a):................ $330,494     24,705      841,052   96,353     54,167
Dividend receivable........................................       --         --           --       --         --
Receivable from affiliate (note 4b)........................       14         --           38        4         --
Receivable for units sold..................................      577         --          661       34         --
                                                            --------     ------      -------   ------     ------
       Total assets........................................  331,085     24,705      841,751   96,391     54,167
                                                            --------     ------      -------   ------     ------
Liabilities
Accrued expenses payable to affiliate (note 4c)............       15          2           39        5          3
Payable for units withdrawn................................       --         --           --       --         --
                                                            --------     ------      -------   ------     ------
       Total liabilities...................................       15          2           39        5          3
                                                            --------     ------      -------   ------     ------
Net assets attributable to variable annuity contract owners $331,070     24,703      841,712   96,386     54,164
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type I.............       --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type I........................... $     --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type II............    7,394         --        9,374    1,125      1,637
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type II.......................... $  10.42         --        12.98    12.88      12.40
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type III...........       --         --        1,695    1,721         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type III......................... $     --         --        12.95    12.85         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type IV............   23,893        950       52,773    4,609      2,737
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type IV.......................... $  10.40      12.86        12.96    12.86      12.37
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type V.............      534        973        1,094       40         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type V........................... $  10.37      12.83        12.92    12.82         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type VI............       --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type VI.......................... $     --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Investments in securities, at cost......................... $325,967     21,401      718,119   84,398     51,395
                                                            ========     ======      =======   ======     ======
Shares outstanding.........................................   26,782      2,614       38,956    6,853      4,330
                                                            ========     ======      =======   ======     ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                               MFS(R) Variable Insurance Trust
                                         -----------------------------------------------------------------------
                                              MFS(R)                                                MFS(R)
                                             Investors          MFS(R)            MFS(R)           Strategic
                                           Growth Stock     Investors Trust    New Discovery        Income
                                         Series -- Service Series -- Service Series -- Service Series -- Service
                                           Class Shares      Class Shares      Class Shares      Class Shares
                                         ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair market value (note
 2a):...................................    $1,367,174         1,212,227          718,085           89,973
Dividend receivable.....................            --                --               --               --
Receivable from affiliate (note 4b).....            39                55               21               --
Receivable for units sold...............         1,835            12,681              809               --
                                            ----------         ---------          -------           ------
   Total assets.........................     1,369,048         1,224,963          718,915           89,973
                                            ----------         ---------          -------           ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            63                53               31                5
Payable for units withdrawn.............            --                --               --               --
                                            ----------         ---------          -------           ------
   Total liabilities....................            63                53               31                5
                                            ----------         ---------          -------           ------
Net assets attributable to variable
 annuity contract owners................    $1,368,985         1,224,910          718,884           89,968
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................            --                --            5,168               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type I........    $       --                --            12.74               --
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................        72,388            29,812           20,670            1,406
                                            ==========         =========          =======           ======
Net asset value per unit: Type II.......    $     7.47              8.39             8.58            11.16
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         5,766             5,421            4,938               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type III......    $     7.44              8.35             8.53               --
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        51,479            86,862           45,717            5,724
                                            ==========         =========          =======           ======
Net asset value per unit: Type IV.......    $     8.73              9.23             8.97            11.13
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        38,613            13,905            2,627              952
                                            ==========         =========          =======           ======
Net asset value per unit: Type V........    $     8.70              9.19             8.94            11.10
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................            --                --               --               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type VI.......    $       --                --               --               --
                                            ==========         =========          =======           ======
Investments in securities, at cost......    $1,263,779         1,132,503          629,871           88,142
                                            ==========         =========          =======           ======
Shares outstanding......................       159,530            74,553           51,847            8,247
                                            ==========         =========          =======           ======

                                                                             Nations Separate Account Trust
                                         ------------------------------------------------------------------

                                              MFS(R)            MFS(R)        Nations     Nations Marsico
                                           Total Return        Utilities      Marsico      International
                                         Series -- Service Series -- Service  Growth       Opportunities
                                           Class Shares      Class Shares    Portfolio       Portfolio
                                         ----------------- ----------------- ---------    ---------------
Assets
Investments at fair market value (note
 2a):...................................      204,250           601,929       605,049         726,740
Dividend receivable.....................           --                --            --              --
Receivable from affiliate (note 4b).....            8                 6            13               5
Receivable for units sold...............          143               720            21           1,129
                                              -------           -------       -------         -------
   Total assets.........................      204,401           602,655       605,083         727,874
                                              -------           -------       -------         -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            9                25            26              32
Payable for units withdrawn.............           --                15            --              --
                                              -------           -------       -------         -------
   Total liabilities....................            9                40            26              32
                                              -------           -------       -------         -------
Net assets attributable to variable
 annuity contract owners................      204,392           602,615       605,057         727,842
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................           --                --            --              --
                                              =======           =======       =======         =======
Net asset value per unit: Type I........           --                --            --              --
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       12,124            52,527        24,394          39,886
                                              =======           =======       =======         =======
Net asset value per unit: Type II.......        11.46              8.03         12.36           13.39
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................           --             7,726         7,561           5,090
                                              =======           =======       =======         =======
Net asset value per unit: Type III......           --              7.99         12.35           13.37
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        5,547             8,480        17,018           8,270
                                              =======           =======       =======         =======
Net asset value per unit: Type IV.......        11.44             10.65         12.35           13.38
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          175             2,712            --           1,127
                                              =======           =======       =======         =======
Net asset value per unit: Type V........        11.41             10.61            --           13.36
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................           --                --            --              --
                                              =======           =======       =======         =======
Net asset value per unit: Type VI.......           --                --            --              --
                                              =======           =======       =======         =======
Investments in securities, at cost......      191,676           506,180       580,298         668,942
                                              =======           =======       =======         =======
Shares outstanding......................       10,507            37,929        41,076          53,594
                                              =======           =======       =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                            Oppenheimer Variable Account Funds
                          ---------------------------------------------------------------------------------------------
                                       Oppenheimer                             Oppenheimer    Oppenheimer
                          Oppenheimer   Aggressive               Oppenheimer     Capital         Global
                          Aggressive      Growth     Oppenheimer   Capital     Appreciation    Securities   Oppenheimer
                            Growth      Fund/VA --      Bond     Appreciation   Fund/VA --     Fund/VA --   High Income
                            Fund/VA   Service Shares   Fund/VA     Fund/VA    Service Shares Service Shares   Fund/VA
                          ----------- -------------- ----------- ------------ -------------- -------------- -----------
Assets
Investments at fair
 market value (note 2a):. $  886,759      90,636      2,072,030   1,453,353      970,185       1,910,714      668,380
Dividend receivable......         --          --             --          --           --              --           --
Receivable from
 affiliate (note 4b).....          3           2             --          50           41              85           25
Receivable for units sold         --         562             --         850        1,733           3,841          149
                          ----------      ------      ---------   ---------      -------       ---------      -------
   Total assets..........    886,762      91,200      2,072,030   1,454,253      971,959       1,914,640      668,554
                          ----------      ------      ---------   ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         34           6             86          56           43              84           26
Payable for units
 withdrawn...............         --          --             --          --           --              --           --
                          ----------      ------      ---------   ---------      -------       ---------      -------
   Total liabilities.....         34           6             86          56           43              84           26
                          ----------      ------      ---------   ---------      -------       ---------      -------
Net assets attributable
 to variable annuity
 contract owners......... $  886,728      91,194      2,071,944   1,454,197      971,916       1,914,556      668,528
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type I..     95,143          --        166,154     126,014           --              --       61,389
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type I............ $     9.32          --          12.47       11.54           --              --        10.89
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type II.         --       2,535             --          --        8,853          48,433           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type II........... $       --       12.00             --          --        12.77           10.13           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type III         --         126             --          --           --           8,202           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type III.......... $       --       11.99             --          --           --           10.08           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type IV.         --       4,842             --          --       66,420          89,718           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type IV........... $       --       11.99             --          --        12.74           10.53           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type V..         --         101             --          --          997          37,800           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type V............ $       --       11.97             --          --        12.71           10.49           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type VI.         --          --             --          --           --              --           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type VI........... $       --          --             --          --           --              --           --
                          ==========      ======      =========   =========      =======       =========      =======
Investments in
 securities, at cost..... $1,674,757      98,536      2,011,856   1,659,641      896,407       1,535,584      656,627
                          ==========      ======      =========   =========      =======       =========      =======
Shares outstanding.......     24,156       2,480        181,439      41,883       28,097          76,551       77,628
                          ==========      ======      =========   =========      =======       =========      =======

                          ------------------------------------------
                                          Oppenheimer
                           Oppenheimer    Main Street   Oppenheimer
                           Main Street     Small Cap     Multiple
                            Fund/VA --     Fund/VA --   Strategies
                          Service Shares Service Shares   Fund/VA
                          -------------- -------------- -----------
Assets
Investments at fair
 market value (note 2a):.   5,826,405      1,234,709      864,456
Dividend receivable......          --             --           --
Receivable from
 affiliate (note 4b).....         262             51            3
Receivable for units sold      10,508            276           --
                            ---------      ---------      -------
   Total assets..........   5,837,175      1,235,036      864,459
                            ---------      ---------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         261             55           33
Payable for units
 withdrawn...............          --             --           --
                            ---------      ---------      -------
   Total liabilities.....         261             55           33
                            ---------      ---------      -------
Net assets attributable
 to variable annuity
 contract owners.........   5,836,914      1,234,981      864,426
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type I..          --             --       68,551
                            =========      =========      =======
Net asset value per
 unit: Type I............          --             --        12.61
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type II.     166,822         26,082           --
                            =========      =========      =======
Net asset value per
 unit: Type II...........        9.16          13.40           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type III      34,292          4,423           --
                            =========      =========      =======
Net asset value per
 unit: Type III..........        9.11          13.37           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type IV.     242,188         53,612           --
                            =========      =========      =======
Net asset value per
 unit: Type IV...........        9.74          13.38           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type V..     168,642          8,173           --
                            =========      =========      =======
Net asset value per
 unit: Type V............        9.71          13.34           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type VI.          --             --           --
                            =========      =========      =======
Net asset value per
 unit: Type VI...........          --             --           --
                            =========      =========      =======
Investments in
 securities, at cost.....   5,137,567      1,070,284      835,895
                            =========      =========      =======
Shares outstanding.......     305,047         92,142       54,300
                            =========      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                PBHG
                                          Insurance Series
                                             Fund, Inc.                    PIMCO Variable Insurance Trust
                                         ------------------- -----------------------------------------------------------
                                                                                           Long-Term U.S.
                                                     PBHG     Foreign Bond    High Yield     Government    Total Return
                                           PBHG    Large Cap  Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Growth II  Growth   Administrative Administrative Administrative Administrative
                                         Portfolio Portfolio  Class Shares   Class Shares   Class Shares   Class Shares
                                         --------- --------- -------------- -------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):................................... $338,629    713,536    177,573       2,324,599      5,263,519      11,599,247
Dividend receivable.....................       --         --        341          13,056         11,028          20,418
Receivable from affiliate (note 4b).....        2         --         --              --             --              --
Receivable for units sold...............       --         --         44           2,944          7,618          12,690
                                         --------  ---------    -------       ---------      ---------      ----------
   Total assets.........................  338,631    713,536    177,958       2,340,599      5,282,165      11,632,355
                                         --------  ---------    -------       ---------      ---------      ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       13         29        349          13,060         11,112          20,438
Payable for units withdrawn.............       --         --         --              --            153              --
                                         --------  ---------    -------       ---------      ---------      ----------
   Total liabilities....................       13         29        349          13,060         11,265          20,438
                                         --------  ---------    -------       ---------      ---------      ----------
Net assets attributable to variable
 annuity contract owners................ $338,618    713,507    177,609       2,327,539      5,270,900      11,611,917
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................   41,548     66,435         --              --             --          15,255
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type I........ $   8.15      10.74         --              --             --           10.10
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type II................................       --         --      2,416          72,936        170,726         389,745
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type II....... $     --         --      11.12           11.84          12.66           11.76
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --         --      1,590          26,070         23,243          85,023
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type III...... $     --         --      11.06           11.77          12.60           11.69
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       --         --      3,381          76,350        130,619         389,832
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type IV....... $     --         --      10.72           11.74          11.96           11.05
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --         --      9,075          22,290        105,328         142,859
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type V........ $     --         --      10.68           11.70          11.91           11.01
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --         --         --              --             --              --
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type VI....... $     --         --         --              --             --              --
                                         ========  =========    =======       =========      =========      ==========
Investments in securities, at cost...... $780,428  1,082,189    175,668       2,180,106      5,302,693      11,414,697
                                         ========  =========    =======       =========      =========      ==========
Shares outstanding......................   34,448     43,722     17,704         283,834        478,067       1,119,618
                                         ========  =========    =======       =========      =========      ==========

                                              The Prudential       Rydex Variable
                                             Series Fund, Inc.         Trust
                                         ------------------------- --------------

                                           Jennison
                                         20/20 Focus    Jennison
                                         Portfolio -- Portfolio --      OTC
                                           Class II     Class II        Fund
                                         ------------ ------------ --------------
Assets
Investments at fair market value (note
 2a):...................................      --         64,101       422,459
Dividend receivable.....................      --             --            --
Receivable from affiliate (note 4b).....      --             --            10
Receivable for units sold...............      --             --            32
                                              --         ------       -------
   Total assets.........................      --         64,101       422,501
                                              --         ------       -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --              3            19
Payable for units withdrawn.............      --             --             3
                                              --         ------       -------
   Total liabilities....................      --              3            22
                                              --         ------       -------
Net assets attributable to variable
 annuity contract owners................      --         64,098       422,479
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --             --            --
                                              ==         ======       =======
Net asset value per unit: Type I........      --             --            --
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --             --        19,786
                                              ==         ======       =======
Net asset value per unit: Type II.......      --             --          7.42
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --             --         4,636
                                              ==         ======       =======
Net asset value per unit: Type III......      --             --          7.38
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --          4,620        26,900
                                              ==         ======       =======
Net asset value per unit: Type IV.......      --          12.12          8.77
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --            670           634
                                              ==         ======       =======
Net asset value per unit: Type V........      --          12.10          8.74
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --             --            --
                                              ==         ======       =======
Net asset value per unit: Type VI.......      --             --            --
                                              ==         ======       =======
Investments in securities, at cost......      --         58,367       364,356
                                              ==         ======       =======
Shares outstanding......................      --          3,894        32,102
                                              ==         ======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                      Salomon Brothers Variable Series Fund Inc
                                         -------------------------------------------------------------------
                                                                           Salomon Brothers
                                         Salomon Brothers Salomon Brothers     Variable     Salomon Brothers
                                             Variable         Variable        Strategic         Variable
                                             All Cap         Investors           Bond         Total Return
                                             Fund  --         Fund --          Fund --          Fund --
                                             Class II         Class I          Class I          Class I
                                         ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair market value (note
 2a):...................................     $37,914          220,830          363,983          121,314
Dividend receivable.....................          --               --               --               --
Receivable from affiliate (note 4b).....           2               --               --               --
Receivable for units sold...............         435               --               --               --
                                             -------          -------          -------          -------
   Total assets.........................      38,351          220,830          363,983          121,314
                                             -------          -------          -------          -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................           3                8               15                5
Payable for units withdrawn.............          --           16,210               --               --
                                             -------          -------          -------          -------
   Total liabilities....................           3           16,218               15                5
                                             -------          -------          -------          -------
Net assets attributable to variable
 annuity contract owners................     $38,348          204,612          363,968          121,309
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................          --           18,400           27,243           10,899
                                             =======          =======          =======          =======
Net asset value per unit: Type I........     $    --            11.12            13.36            11.13
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       1,469               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type II.......     $ 12.93               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type III......     $    --               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       1,498               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type IV.......     $ 12.92               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type V........     $    --               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type VI.......     $    --               --               --               --
                                             =======          =======          =======          =======
Investments in securities, at cost......     $35,704          222,588          365,144          116,583
                                             =======          =======          =======          =======
Shares outstanding......................       2,427           17,402           33,424           11,285
                                             =======          =======          =======          =======

                                                  Scudder Variable Series II          Van Kampen Life Investment Trust
                                         -------------------------------------------- -------------------------------

                                            Scudder       SVS Dreman     SVS Dreman
                                           Technology    High Return     Small Cap                        Emerging
                                             Growth         Equity         Value         Comstock          Growth
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                                         Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                                         -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair market value (note
 2a):...................................     55,185        276,321         51,173         494,689          82,371
Dividend receivable.....................         --             --             --              --              --
Receivable from affiliate (note 4b).....          1             --             --              14              --
Receivable for units sold...............         26             --             --           2,883              75
                                             ------        -------         ------         -------          ------
   Total assets.........................     55,212        276,321         51,173         497,586          82,446
                                             ------        -------         ------         -------          ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          3             12              3              23               5
Payable for units withdrawn.............         --             --             --              --              --
                                             ------        -------         ------         -------          ------
   Total liabilities....................          3             12              3              23               5
                                             ------        -------         ------         -------          ------
Net assets attributable to variable
 annuity contract owners................     55,209        276,309         51,170         497,563          82,441
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type I........         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................        349          4,403            522          15,943           2,320
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type II.......      14.99          12.46          13.43           10.37            8.56
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --             --             --           1,315              12
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type III......         --             --             --           10.34            8.53
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      2,760         17,801          3,257          23,679           6,477
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type IV.......      14.96          12.44          13.40           10.35            8.54
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        582             --             38           7,135             842
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type V........      14.92             --          13.36           10.31            8.51
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type VI.......         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Investments in securities, at cost......     52,487        232,799         44,161         441,303          76,449
                                             ======        =======         ======         =======          ======
Shares outstanding......................      6,271         24,540          3,192          42,101           3,404
                                             ======        =======         ======         =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                AIM Variable Insurance Funds
                                         --------------------------------------------------------------------------
                                             AIM V.I.          AIM V.I.      AIM V.I.   AIM V.I.            AIM V.I.
                                            Aggressive           Basic         Blue     Capital    AIM V.I. Premier
                                              Growth             Value         Chip   Appreciation  Growth   Equity
                                              Fund --           Fund --      Fund --    Fund --    Fund --  Fund --
                                             Series I          Series II     Series I   Series I   Series I Series I
                                              Shares            Shares        Shares     Shares     Shares   Shares
                                         ----------------- ----------------- -------- ------------ -------- --------
                                                              Period from
                                                              May 1, 2003
                                            Year ended            to
                                         December 31, 2003 December 31, 2003      Year ended December 31, 2003
                                         ----------------- ----------------- --------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........      $   --                --           --          --         --    3,175
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type I (note 4a).........          --                --           --          --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........          29                58          159       1,283      4,402    7,647
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......          --                26           --         125         84    2,552
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         193             1,299           61         973      1,865    3,309
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --               321           --          53        385      861
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........          --                --           --          --         --       --
                                              ------            ------        -----      ------    -------  -------
Net investment income (expense).........        (222)           (1,704)        (220)     (2,434)    (6,736) (11,194)
                                              ------            ------        -----      ------    -------  -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............         909              (378)          11       2,353     32,887  (16,440)
 Unrealized appreciation (depreciation).       3,831            35,247        3,956      40,731    102,764  232,102
 Capital gain distributions.............          --                --           --          --         --       --
                                              ------            ------        -----      ------    -------  -------
Net realized and unrealized gain (loss)
 on investments.........................       4,740            34,869        3,967      43,084    135,651  215,662
                                              ------            ------        -----      ------    -------  -------
Increase (decrease) in net assets from
 operations.............................      $4,518            33,165        3,747      40,650    128,915  204,468
                                              ======            ======        =====      ======    =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                           The Alger American Fund    AllianceBernstein Variable Products Series Fund, Inc.
                                         --------------------------   --------------------------------------------------
                                                           Alger
                                            Alger         American
                                           American        Small         Growth
                                            Growth     Capitalization     and          Premier
                                         Portfolio --   Portfolio --     Income         Growth       Quasar     Technology
                                           Class O        Class O     Portfolio --   Portfolio -- Portfolio -- Portfolio --
                                            Shares         Shares       Class B        Class B      Class B      Class B
                                         ------------  -------------- ------------   ------------ ------------ ------------
                                                                                                               Period from
                                                                                                               May 1, 2003
                                                                                                                    to
                                                                                                               December 31,
                                         Year ended December 31, 2003      Year ended December 31, 2003            2003
                                         --------------------------   -------------------------------------    ------------
Investment income and expense:
   Income -- Ordinary dividends.........   $     --             --       21,975             --           --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type I (note 4a).......     10,429          9,111          281             --           --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......         --             --       14,489          4,019          287         254
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....         --             --        8,375          1,733          187          --
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type IV
     (note 4a)..........................         --             --       15,538          4,064        1,095         305
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type V
     (note 4a)..........................         --             --        6,853            981           --         199
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......         --             --           --             --           --          --
                                           --------       --------      -------        -------       ------       -----
Net investment income (expense).........    (10,429)        (9,111)     (23,561)       (10,797)      (1,569)       (758)
                                           --------       --------      -------        -------       ------       -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (69,061)      (154,811)     (24,962)         9,507       (1,196)      2,121
   Unrealized appreciation
     (depreciation).....................    295,112        385,397      857,088        163,462       41,933       6,187
   Capital gain distributions...........         --             --           --             --           --          --
                                           --------       --------      -------        -------       ------       -----
Net realized and unrealized gain (loss)
  on investments........................    226,051        230,586      832,126        172,969       40,737       8,308
                                           --------       --------      -------        -------       ------       -----
Increase (decrease) in net assets from
  operations............................   $215,622        221,475      808,565        162,172       39,168       7,550
                                           ========       ========      =======        =======       ======       =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          American Century Variable Portfolios, Inc.
                                         -------------------------------------------  ----------------------------

                                                                                                Dreyfus
                                                                                               Investment
                                         VP Income                                            Portfolios-
                                         & Growth  VP International VP Ultra VP Value         MidCap Stock
                                          Fund --      Fund --      Fund --  Fund --          Portfolio --
                                          Class I      Class I      Class I  Class I         Initial Shares
                                         --------- ---------------- -------- -------- ----------------------------

                                                 Year ended December 31, 2003         Year ended December 31, 2003
                                         -------------------------------------------  ----------------------------
Investment income and expense:
 Income -- Ordinary dividends...........  $    --          --           --     2,751                73
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................       --          --           --        --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       --          --           --        29               113
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................       --          --           --        --                --
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type IV (note 4a)..      517         116           49     4,604                69
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type V (note 4a)...       --          --           19        --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --          --           --        --                --
                                          -------       -----        -----   -------             -----
Net investment income (expense).........     (517)       (116)         (68)   (1,882)             (109)
                                          -------       -----        -----   -------             -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      566          23            4     4,983                25
 Unrealized appreciation (depreciation).   11,897       2,944        1,027   115,799             4,152
 Capital gain distributions.............       --          --           --        --                --
                                          -------       -----        -----   -------             -----
Net realized and unrealized gain (loss)
 on investments.........................   12,463       2,967        1,031   120,782             4,177
                                          -------       -----        -----   -------             -----
Increase (decrease) in net assets from
 operations.............................  $11,946       2,851          963   118,900             4,068
                                          =======       =====        =====   =======             =====

                                                  Dreyfus
                                         --------------------------------------------------------
                                                   Dreyfus            Dreyfus
                                                 Investment           Variable     The Dreyfus
                                                 Portfolios-         Investment      Socially
                                                  Emerging            Fund --      Responsible
                                                   Markets             Money       Growth Fund,
                                                Portfolio --           Market        Inc. --
                                               Initial Shares        Portfolio    Initial Shares
                                         --------------------------- ----------   --------------
                                         Period from January 1, 2003
                                            to November 14, 2003     Year ended December 31, 2003
                                         --------------------------- ---------------------------
Investment income and expense:
 Income -- Ordinary dividends...........              242                17              115
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................               --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................              990                49              995
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................              121                --               45
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type IV (note 4a)..              877                 6              161
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type V (note 4a)...              197                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................               --                --               --
                                                   ------               ---           ------
Net investment income (expense).........           (1,943)              (38)          (1,086)
                                                   ------               ---           ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............           14,823                --             (424)
 Unrealized appreciation (depreciation).            7,989                --           20,752
 Capital gain distributions.............               --                --               --
                                                   ------               ---           ------
Net realized and unrealized gain (loss)
 on investments.........................           22,812                --           20,328
                                                   ------               ---           ------
Increase (decrease) in net assets from
 operations.............................           20,869               (38)          19,242
                                                   ======               ===           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  Eaton Vance Variable Trust
                                         --------------------------------------------



                                                                         VT Worldwide
                                         VT Floating-Rate   VT Income       Health
                                           Income Fund    Fund of Boston Sciences Fund
                                         ---------------- -------------- -------------
                                           Period from     Period from
                                           May 1, 2003     May 1, 2003
                                                to              to        Year ended
                                           December 31,    December 31,  December 31,
                                               2003            2003          2003
                                         ---------------- -------------- -------------
Investment income and expense:
 Income -- Ordinary dividends...........      $5,054              --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --              --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       1,420             188           148
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4).................       1,073              --           109
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         958             580           979
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         389               1           134
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --              --            --
                                              ------          ------        ------
Net investment income (expense).........       1,214            (769)       (1,370)
                                              ------          ------        ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       1,900           4,415            41
 Unrealized appreciation (depreciation).          86           6,599        10,821
 Capital gain distributions.............          --              --            --
                                              ------          ------        ------
Net realized and unrealized gain (loss)
 on investments.........................       1,986          11,014        10,862
                                              ------          ------        ------
Increase (decrease) in net assets from
 operations.............................      $3,200          10,245         9,492
                                              ======          ======        ======

                                                                 Federated Insurance Series
                                         --------------------------------------------------------------------------
                                         Federated             Federated   Federated
                                          American            High Income High Income    Federated
                                          Leaders   Federated    Bond        Bond      International    Federated
                                         Fund II --  Capital  Fund II --  Fund II --       Small         Kaufmann
                                          Primary    Income     Primary     Service       Company       Fund II --
                                           Shares    Fund II    Shares      Shares        Fund II     Service Shares
                                         ---------- --------- ----------- ----------- --------------- --------------
                                                                                        Period from    Period from
                                                                                      January 1, 2003  May 1, 2003
                                                                                            to              to
                                                                                       November 14,    December 31,
                                                 Year ended December 31, 2003              2003            2003
                                         -------------------------------------------- --------------- --------------
Investment income and expense:
 Income -- Ordinary dividends...........    9,205     25,329     32,384      53,463           --              --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................    8,248      5,532      5,981          --           --              --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       --         --         --       7,610          238             459
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4).................       --         --         --         804          137              77
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..       --         --         --       3,625          822           1,178
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       --         --         --         705           61             201
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --         --         --          --           --              --
                                          -------    -------    -------     -------       ------          ------
Net investment income (expense).........      957     19,797     26,403      40,719       (1,258)         (1,915)
                                          -------    -------    -------     -------       ------          ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (22,853)   (11,364)   (10,795)      5,412       30,073           3,567
 Unrealized appreciation (depreciation).  157,361     62,493     65,371     104,652        2,729          22,114
 Capital gain distributions.............       --         --         --          --           --              --
                                          -------    -------    -------     -------       ------          ------
Net realized and unrealized gain (loss)
 on investments.........................  134,508     51,129     54,576     110,064       32,802          25,681
                                          -------    -------    -------     -------       ------          ------
Increase (decrease) in net assets from
 operations.............................  135,465     70,926     80,979     150,783       31,544          23,766
                                          =======    =======    =======     =======       ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                      Fidelity Variable Insurance Products Fund (VIP)
                                         ------------------------------------------------------------------------
                                              VIP            VIP
                                            Equity-        Equity-          VIP            VIP            VIP
                                            Income         Income         Growth         Growth        Overseas
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                                         ------------- --------------- ------------- --------------- -------------
                                                               Year ended December 31, 2003
                                         ------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $ 33,849         19,355          4,041            569          4,633
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................     26,196             --         20,340             --          7,992
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --         15,340             --          3,938             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................         --          3,373             --          1,416             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         --          7,935             --          4,809             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         --          5,321             --            312             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         --             --             --             --             --
                                           --------        -------       --------        -------        -------
Net investment income (expense).........      7,653        (12,614)       (16,299)        (9,906)        (3,359)
                                           --------        -------       --------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (87,749)        52,973       (180,547)        (3,396)       (55,395)
 Unrealized appreciation (depreciation).    564,793        571,529        588,011        201,755        270,688
 Capital gain distributions.............         --             --             --             --             --
                                           --------        -------       --------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................    477,044        624,502        407,464        198,359        215,293
                                           --------        -------       --------        -------        -------
Increase (decrease) in net assets from
 operations.............................   $484,697        611,888        391,165        188,453        211,934
                                           ========        =======       ========        =======        =======

                                            Fidelity Variable Insurance Products
                                                      Fund II (VIP II)
                                         ------------------------------------------
                                            VIP II
                                             Asset        VIP II         VIP II
                                          Manager/SM/  Contrafund(R)  Contrafund(R)
                                         Portfolio --  Portfolio --    Portfolio--
                                         Initial Class Initial Class Service Class 2
                                         ------------- ------------- ---------------
                                                Year ended December 31, 2003
                                         ------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........    12,582         12,465          2,986
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................     4,631         35,564             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................        --             --          6,101
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --             --            755
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..        --             --         13,930
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --             --            943
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --             --             --
                                            ------       --------        -------
Net investment income (expense).........     7,951        (23,099)       (18,743)
                                            ------       --------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (9,959)      (137,023)        23,055
 Unrealized appreciation (depreciation).    52,209        768,928        356,544
 Capital gain distributions.............        --             --             --
                                            ------       --------        -------
Net realized and unrealized gain (loss)
 on investments.........................    42,250        631,905        379,599
                                            ------       --------        -------
Increase (decrease) in net assets from
 operations.............................    50,201        608,806        360,856
                                            ======       ========        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Fidelity Variable Insurance Products Fund III (VIP III)
                                         --------------------------------------------------------------------------

                                             VIP III        VIP III        VIP III        VIP III
                                         Dynamic Capital   Growth &       Growth &        Growth         VIP III
                                          Appreciation      Income         Income      Opportunities     Mid Cap
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                         --------------- ------------- --------------- ------------- ---------------
                                           Period from
                                           May 1, 2003
                                               to
                                          December 31,
                                              2003                      Year ended December 31, 2003
                                         --------------- ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........       $--           12,229          5,643          4,815          3,652
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --           14,655             --          8,674             52
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................        --               --          3,705             --          7,402
 Expenses - Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --               --          1,563             --          3,394
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..        --               --          3,587             --         10,297
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --               --          1,894             --          6,854
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --               --             --             --             --
                                               ---          -------        -------        -------        -------
Net investment income (expense).........        --           (2,426)        (5,106)        (3,859)       (24,347)
                                               ---          -------        -------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............        --          (17,251)           (96)       (32,533)        28,974
 Unrealized appreciation (depreciation).        --          227,799        139,749        190,796        600,148
 Capital gain distributions.............        --               --             --             --             --
                                               ---          -------        -------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................        --          210,548        139,653        158,263        629,122
                                               ---          -------        -------        -------        -------
Increase (decrease) in net assets from
 operations.............................       $--          208,122        134,547        154,404        604,775
                                               ===          =======        =======        =======        =======

                                            Franklin Templeton Variable Insurance Products Trust
                                         ----------------------------------------------------------
                                            Franklin
                                           Large Cap                     Templeton      Templeton
                                             Growth     Mutual Shares     Foreign      Global Asset
                                           Securities     Securities     Securities     Allocation
                                            Fund --        Fund --        Fund --        Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares
                                         -------------- -------------- -------------- --------------




                                                        Year ended December 31, 2003
                                         ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........        86             155             74            161
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --              --             --             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       102              50             13             76
 Expenses - Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --              93             --             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..       253             336          1,208             52
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --              20              2             70
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --              --             --             --
                                             -----          ------         ------         ------
Net investment income (expense).........      (269)           (344)        (1,149)           (37)
                                             -----          ------         ------         ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       101              35         (1,182)            37
 Unrealized appreciation (depreciation).     6,831          10,218         44,373         (5,284)
 Capital gain distributions.............        --              --             --             --
                                             -----          ------         ------         ------
Net realized and unrealized gain (loss)
 on investments.........................     6,932          10,253         43,191         (5,247)
                                             -----          ------         ------         ------
Increase (decrease) in net assets from
 operations.............................     6,663           9,909         42,042         (5,284)
                                             =====          ======         ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               GE Investments Funds, Inc.
                          -------------------------------------------------------------------
                           Global            International   Mid-Cap     Money      Premier
                           Income   Income      Equity     Value Equity  Market  Growth Equity
                            Fund     Fund        Fund          Fund       Fund       Fund
                          -------  --------  ------------- ------------ -------  -------------
                                              Year ended December 31, 2003
                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 7,419   137,844      1,835        44,163     47,312       3,999
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type I
     (note 4a)...........   4,869    20,543      3,015        13,767     51,017      22,706
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type II
     (note 4a)...........      --     2,960         --        16,765      7,386       4,613
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type
     III (note 4a).......      --       107         --         2,105      2,307         263
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...........      --     6,156         --         6,044     13,437       2,498
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...........      --       853         --         3,853     10,787         567
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type VI
     (note 4a)...........      --        --         --            --         --          --
                          -------  --------     ------       -------    -------     -------
Net investment income
  (expense)..............   2,550   107,225     (1,180)        1,629    (37,622)    (26,648)
                          -------  --------     ------       -------    -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  32,047    26,583      6,584       (20,454)        --     (67,950)
   Unrealized
     appreciation
     (depreciation)......  (8,457) (114,273)    62,650       838,544         --     612,558
   Capital gain
     distributions.......      --    18,890         --            --         --          --
                          -------  --------     ------       -------    -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  23,590   (68,800)    69,234       818,090         --     544,608
                          -------  --------     ------       -------    -------     -------
Increase (decrease) in
  net assets from
  operations............. $26,140    38,425     68,054       819,719    (37,622)    517,960
                          =======  ========     ======       =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     GE Investments Funds, Inc. (continued)
                                         --------------------------------------------------------------
                                         Real Estate S&P 500(R)  Small-Cap    Total     U.S.     Value
                                         Securities    Index    Value Equity  Return   Equity    Equity
                                            Fund        Fund        Fund       Fund     Fund      Fund
                                         ----------- ---------- ------------ -------  --------  -------
                                                          Year ended December 31, 2003
                                         --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........  $ 30,758     219,292      1,985     16,459    28,977   14,979
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type I (note 4a).......     5,784      89,353      1,149     11,090    33,526       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       558      78,239     24,380        295     7,963    4,639
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       117       4,665      1,943        451       570      993
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type IV
     (note 4a)..........................       420      18,838      9,449      1,192     2,060    5,793
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type V
     (note 4a)..........................       671      12,787      2,538        608       577    1,737
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......        --          --         --         --        --       --
                                          --------   ---------    -------    -------  --------  -------
Net investment income (expense).........    23,208      15,410    (37,474)     2,823   (15,719)   1,817
                                          --------   ---------    -------    -------  --------  -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      (329)   (331,757)   (13,400)   (22,824) (105,143)  (9,155)
   Unrealized appreciation
     (depreciation).....................    87,572   3,760,847    683,924    195,043   739,458  191,033
   Capital gain distributions...........    45,303          --         --         --        --       --
                                          --------   ---------    -------    -------  --------  -------
Net realized and unrealized gain (loss)
  on investments........................   132,546   3,429,090    670,524    172,219   634,315  181,878
                                          --------   ---------    -------    -------  --------  -------
Increase (decrease) in net assets from
  operations............................  $155,754   3,444,500    633,050    175,042   618,596  183,695
                                          ========   =========    =======    =======  ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                Greenwich
                                           Goldman Sachs         Street
                                         Variable Insurance      Series
                                               Trust              Fund
                                         ----------------   ----------------- -------------
                                                                 Salomon
                                         Goldman                Brothers
                                          Sachs    Goldman      Variable
                                         Growth     Sachs       Emerging        Balanced
                                           and     Mid Cap       Growth       Portfolio --
                                         Income     Value        Fund --      Institutional
                                          Fund      Fund        Class II         Shares
                                         -------   -------  ----------------- -------------
                                                               Period from
                                            Year ended       May 1, 2003 to
                                         December 31, 2003  December 31, 2003
                                         ----------------   ----------------- -------------
Investment income and expense:
 Income -- Ordinary dividends........... $ 5,340    13,325           --          110,516
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................   5,182    20,544           --           70,857
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................      --        --           --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      --        --           --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      --        --           53               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...      --        --            3               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................      --        --           --               --
                                         -------   -------        -----         --------
Net investment income (expense).........     158    (7,219)         (56)          39,659
                                         -------   -------        -----         --------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (4,536)   25,156          388         (132,519)
 Unrealized appreciation (depreciation).  87,655   320,219        1,526          681,555
 Capital gain distributions.............      --    17,491           --               --
                                         -------   -------        -----         --------
Net realized and unrealized gain (loss)
 on investments.........................  83,119   362,866        1,914          549,036
                                         -------   -------        -----         --------
Increase (decrease) in net assets from
 operations............................. $83,277   355,647        1,858          588,695
                                         =======   =======        =====         ========



                                                    Janus Aspen Series
                                         ------------------------------------------------------


                                                         Capital      Capital      Flexible
                                           Balanced   Appreciation  Appreciation    Income
                                         Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                           Service    Institutional   Service    Institutional
                                            Shares       Shares        Shares       Shares
                                         ------------ ------------- ------------ -------------


                                               Year ended December 31, 2003
                                         ------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........    77,328        15,518          594       19,102
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --        45,776           --        5,567
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................    17,310            --        1,865           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................     5,998            --          648           --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..    19,899            --          261           --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...    21,523            --          482           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --            --           --           --
                                           -------      --------       ------       ------
Net investment income (expense).........    12,598       (30,258)      (2,662)      13,535
                                           -------      --------       ------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     7,431      (277,228)       4,195        4,254
 Unrealized appreciation (depreciation).   448,895       873,675       36,677          660
 Capital gain distributions.............        --            --           --           --
                                           -------      --------       ------       ------
Net realized and unrealized gain (loss)
 on investments.........................   456,326       596,447       40,872        4,914
                                           -------      --------       ------       ------
Increase (decrease) in net assets from
 operations.............................   468,924       566,189       38,210       18,449
                                           =======      ========       ======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                         ----------------------------------------------------
                                         Global Life     Global
                                           Sciences    Technology     Growth        Growth
                                         Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Service      Service    Institutional   Service
                                            Shares       Shares       Shares        Shares
                                         ------------ ------------ ------------- ------------

                                         ----------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $    --           --         1,834           --
 Expenses  -- Mortality and expense
   risk charges and administrative
   expenses  -- Type I (note 4a)........        --           --        28,533           --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........       518          333            --        2,332
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......     1,017           30            --          718
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses --  Type IV (note 4a).       264          510            --        1,134
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       380          400            --          260
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........        --           --            --           --
                                           -------       ------      --------       ------
Net investment income (expense).........    (2,179)      (1,273)      (26,699)      (4,444)
                                           -------       ------      --------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (2,774)      12,956      (341,311)        (425)
 Unrealized appreciation (depreciation).    35,299       20,265       903,809       84,446
 Capital gain distributions.............        --           --            --           --
                                           -------       ------      --------       ------
Net realized and unrealized gain (loss)
 on investments.........................    32,525       33,221       562,498       84,021
                                           -------       ------      --------       ------
Increase (decrease) in net assets from
 operations.............................   $30,346       31,948       535,799       79,577
                                           =======       ======      ========       ======

                                         Janus Aspen Series (continued)
                                         ---------------------------------------------------------------------------------
                                         International International    Mid Cap      Mid Cap      Worldwide    Worldwide
                                            Growth        Growth        Growth        Growth       Growth        Growth
                                         Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Institutional    Service    Institutional   Service    Institutional   Service
                                            Shares        Shares        Shares        Shares       Shares        Shares
                                         ------------- ------------- ------------- ------------ ------------- ------------
                                          Year ended December 31, 2003
                                         ---------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........     13,813         2,432             --          --        20,554        5,557
 Expenses  -- Mortality and expense
   risk charges and administrative
   expenses  -- Type I (note 4a)........     15,769            --         36,643          --        26,321           --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........         --         1,195             --       2,046            --        2,996
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......         --           394             --         236            --        1,043
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses --  Type IV (note 4a).         --         2,002             --         883            --        4,944
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         --           428             --         175            --          784
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........         --            --             --          --            --           --
                                           --------       -------      ---------      ------      --------      -------
Net investment income (expense).........     (1,956)       (1,587)       (36,643)     (3,340)       (5,767)      (4,210)
                                           --------       -------      ---------      ------      --------      -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............   (123,815)       12,464       (585,168)        488      (387,089)      (3,321)
 Unrealized appreciation (depreciation).    463,949        89,259      1,377,342      66,525       765,761      144,258
 Capital gain distributions.............         --            --             --          --            --           --
                                           --------       -------      ---------      ------      --------      -------
Net realized and unrealized gain (loss)
 on investments.........................    340,134       101,723        792,174      67,013       378,672      140,937
                                           --------       -------      ---------      ------      --------      -------
Increase (decrease) in net assets from
 operations.............................    338,178       100,136        755,531      63,673       372,905      136,727
                                           ========       =======      =========      ======      ========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       J.P. Morgan Series Trust II
                          ----------------------------------------------------
                                                                        U.S.
                                                                      Large Cap
                                    International  Mid Cap    Small     Core
                            Bond    Opportunities   Value    Company   Equity
                          Portfolio   Portfolio   Portfolio Portfolio Portfolio
                          --------- ------------- --------- --------- ---------
                                      Year ended December 31, 2003
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  345          --        1,169       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type I
     (note 4a)...........      --          --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type II
     (note 4a)...........     264          --          429      102        24
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type
     III (note 4a).......      --          --           94       94        --
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...........   1,026          47        5,965      322        93
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...........       4          89           27       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type VI
     (note 4a)...........      --          --           --       --        --
                           ------       -----      -------   ------     -----
Net investment income
  (expense)..............    (949)       (136)      (5,346)    (518)     (117)
                           ------       -----      -------   ------     -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (282)        386       11,541      200        95
   Unrealized
     appreciation
     (depreciation)......   4,527       3,304      122,907   11,953     2,773
   Capital gain
     distributions.......     244          --           --       --        --
                           ------       -----      -------   ------     -----
Net realized and
  unrealized gain (loss)
  on investments.........   4,489       3,690      134,448   12,153     2,868
                           ------       -----      -------   ------     -----
Increase (decrease) in
  net assets from
  operations.............  $3,540       3,554      129,102   11,635     2,751
                           ======       =====      =======   ======     =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    MFS(R) Variable Insurance Trust
                                         -------------------------------------------------------------------------------------
                                            MFS(R)                                      MFS(R)
                                           Investors       MFS(R)         MFS(R)       Strategic      MFS(R)        MFS(R)
                                         Growth Stock  Investors Trust New Discovery    Income     Total Return    Utilities
                                           Series --      Series --      Series --     Series --     Series --     Series --
                                         Service Class  Service Class  Service Class Service Class Service Class Service Class
                                            Shares         Shares         Shares        Shares        Shares        Shares
                                         ------------- --------------- ------------- ------------- ------------- -------------



                                                                     Year ended December 31, 2003
                                         -------------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $     --          3,512             --           --           192          9,367
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................         --             --            342           --            --             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................      5,099          2,496          1,766           31           560          4,848
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      1,190          1,239            637           --            --            911
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      3,966          6,971          3,168          144           298            794
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...      5,406          1,454            123           19             1            365
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         --             --             --           --            --             --
                                           --------        -------        -------        -----        ------        -------
Net investment income (expense).........    (15,661)        (8,648)        (6,036)        (194)         (667)         2,449
                                           --------        -------        -------        -----        ------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      2,245          3,785         23,605           89           324          2,080
 Unrealized appreciation (depreciation).    199,243        175,993        103,370        1,831        12,569        133,387
 Capital gain distributions.............         --             --             --           --            --             --
                                           --------        -------        -------        -----        ------        -------
Net realized and unrealized gain (loss)
 on investments.........................    201,488        179,778        126,975        1,920        12,893        135,467
                                           --------        -------        -------        -----        ------        -------
Increase (decrease) in net assets from
 operations.............................   $185,827        171,130        120,939        1,726        12,226        137,916
                                           ========        =======        =======        =====        ======        =======

                                           Nations Separate Account Trust
                                         ----------------------------------


                                              Nations       Nations Marsico
                                              Marsico        International
                                              Growth         Opportunities
                                             Portfolio         Portfolio
                                         ----------------- -----------------
                                            Period from       Period from
                                            May 1, 2003       May 1, 2003
                                                to                to
                                         December 31, 2003 December 31, 2003
                                         ----------------- -----------------
Investment income and expense:
 Income -- Ordinary dividends...........          --                15
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         846             1,271
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................         608               351
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         488               325
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --               110
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --                --
                                              ------            ------
Net investment income (expense).........      (1,942)           (2,042)
                                              ------            ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       2,645             5,999
 Unrealized appreciation (depreciation).      24,750            57,799
 Capital gain distributions.............          --                --
                                              ------            ------
Net realized and unrealized gain (loss)
 on investments.........................      27,395            63,798
                                              ------            ------
Increase (decrease) in net assets from
 operations.............................      25,453            61,756
                                              ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Oppenheimer Variable Account Funds
                     -------------------------------------------------------------------------------------------------------
                                   Oppenheimer                             Oppenheimer   Oppenheimer
                                    Aggressive                               Capital       Global                Oppenheimer
                     Oppenheimer      Growth                 Oppenheimer   Appreciation  Securities  Oppenheimer Main Street
                      Aggressive    Fund/VA --   Oppenheimer   Capital      Fund/VA --   Fund/VA --     High     Fund/VA --
                        Growth       Service        Bond     Appreciation    Service       Service     Income      Service
                       Fund/VA        Shares       Fund/VA     Fund/VA        Shares       Shares      Fund/VA     Shares
                     ------------ -------------- ----------- ------------ -------------- ----------- ----------- -----------
                                   Period from                             Period from
                      Year ended  May 1, 2003 to                          May 1, 2003 to
                     December 31,  December 31,         Year ended         December 31,              Year ended
                         2003          2003         December 31, 2003          2003               December 31, 2003
                     ------------ -------------- -----------------------  -------------- ----------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........  $      --           --       142,302       4,257            62         5,185      52,909       33,150
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   I (note 4a)......     11,229           --        32,824      16,464            --            --      10,139           --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   II (note 4a).....         --          147            --          --           471         3,947          --       16,744
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   III (note 4a)....         --            3            --          --            --           850          --        3,781
 Expenses --
   Mortality and
   expense risk
   charges
   administrative
   and enhanced
   rider expenses
   -- Type IV (note
   4a)..............         --          591            --          --         2,517         9,059          --       27,096
 Expenses --
   Mortality and
   expense risk
   charges,
   administrative
   and enhanced
   rider expenses
   -- Type V (note
   4a)..............         --            6            --          --            83         3,847          --       22,194
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   VI (note 4a).....         --           --            --          --            --            --          --           --
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net investment
 income (expense)...    (11,229)        (747)      109,478     (12,208)       (3,009)      (12,518)     42,770      (36,665)
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........   (138,072)       9,590         3,711     (98,380)        2,652        10,303     (33,140)      (2,505)
 Unrealized
   appreciation
   (depreciation)...    318,808       (7,900)        7,733     417,773        73,778       441,998     130,048    1,064,914
 Capital gain
   distributions....         --           --            --          --            --            --          --           --
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments........    180,736        1,690        11,444     319,393        76,430       452,301      96,908    1,062,409
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Increase (decrease)
 in net assets from
 operations.........  $ 169,507          943       120,922     307,185        73,421       439,783     139,678    1,025,744
                      =========       ======       =======     =======        ======       =======     =======    =========

                     ---------------------------
                      Oppenheimer
                      Main Street
                       Small Cap    Oppenheimer
                       Fund/VA --     Multiple
                        Service      Strategies
                         Shares       Fund/VA
                     -------------- ------------
                      Period from
                     May 1, 2003 to  Year ended
                      December 31,  December 31,
                          2003          2003
                     -------------- ------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........         --        26,764
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   I (note 4a)......         --        12,160
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   II (note 4a).....      1,077            --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   III (note 4a)....        271            --
 Expenses --
   Mortality and
   expense risk
   charges
   administrative
   and enhanced
   rider expenses
   -- Type IV (note
   4a)..............      4,709            --
 Expenses --
   Mortality and
   expense risk
   charges,
   administrative
   and enhanced
   rider expenses
   -- Type V (note
   4a)..............        553            --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   VI (note 4a).....         --            --
                        -------       -------
Net investment
 income (expense)...     (6,610)       14,604
                        -------       -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........     15,211       (27,561)
 Unrealized
   appreciation
   (depreciation)...    164,450       191,276
 Capital gain
   distributions....         --            --
                        -------       -------
Net realized and
 unrealized gain
 (loss) on
 investments........    179,661       163,715
                        -------       -------
Increase (decrease)
 in net assets from
 operations.........    173,051       178,319
                        =======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                         PBHG Insurance Series Fund, Inc.               PIMCO Variable Insurance Trust
                                         -------------------------------  --------------------------------------------
                                                                                                        Long-Term U.S.
                                                                           Foreign Bond    High Yield     Government
                                           PBHG              PBHG          Portfolio --   Portfolio --   Portfolio --
                                         Growth II        Large Cap       Administrative Administrative Administrative
                                         Portfolio     Growth Portfolio    Class Shares   Class Shares   Class Shares
                                         ---------     ----------------   -------------- -------------- --------------


                                                 Year ended
                                              December 31, 2003                          Year ended December 31, 2003
                                         -------------------------------  --------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends........... $      --               --            4,546        102,203        201,557
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type I
   (note 4a)............................     4,665            8,911               --             --             --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type II
   (note 4a)............................        --               --              409          7,394         29,436
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type
   III (note 4a)........................        --               --              290          2,786          5,337
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type IV (note 4a)........        --               --              534          9,150         23,630
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type V (note 4a).........        --               --            1,703          3,219         23,120
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type VI
   (note 4a)............................        --               --               --             --             --
                                          ---------        --------           ------        -------        -------
Net investment income (expense).........    (4,665)          (8,911)           1,610         79,654        120,034
                                          ---------        --------           ------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (165,631)        (107,897)             414         22,361        (11,831)
 Unrealized appreciation (depreciation).   240,780          278,180           (1,537)       147,059        (43,310)
 Capital gain distributions.............        --               --               --             --         31,860
                                          ---------        --------           ------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................    75,149          170,283           (1,123)       169,420        (23,281)
                                          ---------        --------           ------        -------        -------
Increase (decrease) in net assets from
 operations............................. $  70,484          161,372              487        249,074         96,753
                                          =========        ========           ======        =======        =======

                                                          The Prudential Series Fund, Inc.   Rydex Variable Trust
                                         --------------------------------------------------  --------------------

                                          Total Return
                                          Portfolio --    Jennison 20/20       Jennison
                                         Administrative Focus Portfolio --   Portfolio --            OTC
                                          Class Shares       Class II          Class II              Fund
                                         -------------- ------------------ ----------------- --------------------
                                                           Period from        Period from
                                                           May 1, 2003        May 1, 2003
                                                                to                to              Year ended
                                                        December 31, 2003  December 31, 2003  December 31, 2003
                                         --------------------------------- ----------------- --------------------
Investment income and expense:
 Income -- Ordinary dividends...........    308,718             --                  --                  --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type I
   (note 4a)............................        868             --                  --                  --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type II
   (note 4a)............................     54,106             --                  --               1,750
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type
   III (note 4a)........................     13,248             --                  --                 516
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type IV (note 4a)........     55,280             --                 322               2,321
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type V (note 4a).........     26,834             --                  51                  90
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type VI
   (note 4a)............................         --             --                  --                  --
                                            -------             --               -----             -------
Net investment income (expense).........    158,382             --                (373)             (4,677)
                                            -------             --               -----             -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     42,139             --                 193               3,332
 Unrealized appreciation (depreciation).     34,463             --               5,733             107,560
 Capital gain distributions.............     47,001             --                  --                  --
                                            -------             --               -----             -------
Net realized and unrealized gain (loss)
 on investments.........................    123,603             --               5,926             110,892
                                            -------             --               -----             -------
Increase (decrease) in net assets from
 operations.............................    281,985             --               5,553             106,215
                                            =======             ==               =====             =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                      Salomon Brothers Variable Series Fund Inc.
                                         --------------------------------------------------------------------

                                                                                              Salomon Brothers
                                         Salomon Brothers  Salomon Brothers  Salomon Brothers     Variable
                                           Variable All        Variable          Variable       Total Return
                                            Cap Fund --    Investors Fund --  Strategic Bond      Fund --
                                             Class II           Class I       Fund --Class I      Class I
                                         ----------------- ----------------- ---------------- ----------------
                                            Period from
                                            May 1, 2003
                                                to
                                         December 31, 2003            Year ended December 31, 2003
                                         ----------------- --------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........      $   --             2,722            18,992            1,850
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --             2,606             4,386            1,677
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................          55                --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................          --                --                --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..          34                --                --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --                --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --                --                --               --
                                              ------            ------            ------           ------
Net investment income (expense).........         (89)              116            14,606              173
                                              ------            ------            ------           ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............          14            (9,821)           17,870           (1,838)
 Unrealized appreciation (depreciation).       2,210            59,067            (4,148)          15,893
 Capital gain distributions.............          --                --             7,992            1,404
                                              ------            ------            ------           ------
Net realized and unrealized gain (loss)
 on investments.........................       2,224            49,246            21,714           15,459
                                              ------            ------            ------           ------
Increase (decrease) in net assets from
 operations.............................      $2,135            49,362            36,320           15,632
                                              ======            ======            ======           ======

                                                                                     Van Kampen Life
                                               Scudder Variable Series II           Investment Trust
                                         -------------------------------------  ------------------------
                                           Scudder     SVS Dreman   SVS Dreman
                                          Technology  High Return   Small Cap                  Emerging
                                            Growth       Equity       Value       Comstock      Growth
                                         Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                           Class B      Class B      Class B      Class II     Class II
                                            Shares       Shares       Shares       Shares       Shares
                                         ------------ ------------ ------------ ------------ ------------


                                                                                       Year ended
                                              Year ended December 31, 2003          December 31, 2003
                                         -------------------------------------  ------------------------
Investment income and expense:
 Income -- Ordinary dividends...........       --         1,992          --           205          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................       --            --          --            --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       55           206          35         1,047         196
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................       --            --          --           109          --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      195         1,815         195         1,094         276
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       64            --          --           373          28
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --            --          --            --          --
                                            -----        ------       -----        ------       -----
Net investment income (expense).........     (314)          (29)       (230)       (2,418)       (500)
                                            -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    5,699         4,111        (213)        6,161       1,392
 Unrealized appreciation (depreciation).    2,697        43,522       7,012        53,297       5,922
 Capital gain distributions.............       --            --          --            --          --
                                            -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
 on investments.........................    8,396        47,633       6,799        59,458       7,314
                                            -----        ------       -----        ------       -----
Increase (decrease) in net assets from
 operations.............................    8,082        47,604       6,569        57,040       6,814
                                            =====        ======       =====        ======       =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                                AIM Variable Insurance Funds
                                           ---------------------------------------------------------------------
                                             AIM V.I.
                                            Aggressive    AIM V.I.
                                              Growth    Basic Value           AIM V.I.          AIM V.I. Capital
                                             Fund --      Fund --            Blue Chip            Appreciation
                                             Series I    Series II            Fund --                Fund --
                                              Shares       Shares         Series I Shares        Series I Shares
                                           ------------ ------------ -------------------------  ----------------
                                                        Period from                Period from
                                                           May 1,                 September 13,    Year Ended
                                            Year Ended    2003 to     Year Ended     2002 to      December 31,
                                           December 31, December 31, December 31, December 31,  ----------------
                                               2003         2003         2003         2002        2003     2002
                                           ------------ ------------ ------------ ------------- -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $  (222)      (1,704)        (220)          (3)     (2,434)  (1,553)
 Net realized gain (loss) on investments..       909         (378)          11           --       2,353   (8,545)
 Unrealized appreciation (depreciation)
   on investments.........................     3,831       35,247        3,956          (50)     40,731  (21,332)
 Capital gain distributions...............        --           --           --           --          --       --
                                             -------      -------       ------        -----     -------  -------
    Increase (decrease) in net assets
     from operations......................     4,518       33,165        3,747          (53)     40,650  (31,430)
                                             -------      -------       ------        -----     -------  -------
From capital transactions:
 Net premiums.............................    42,675      307,796       45,023        1,508      91,457  112,343
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................        --           --           --           --          --       --
   Surrenders.............................       (41)      (1,172)          --           --      (4,411) (21,872)
   Cost of insurance and administrative
    expenses (note 4a)....................        --          (10)          --           --         (51)      (9)
   Transfers (to) from the Guarantee
    Account...............................      (303)      25,471        8,546           14      57,881   22,241
   Transfers (to) from other subaccounts..        --           37          303           --     (14,817)  (5,731)
                                             -------      -------       ------        -----     -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    42,331      332,122       53,872        1,522     130,059  106,972
                                             -------      -------       ------        -----     -------  -------
Increase (decrease) in net assets.........    46,849      365,287       57,619        1,469     170,709   75,542
                                             -------      -------       ------        -----     -------  -------
Net assets at beginning of year...........        --           --        1,469           --     116,885   41,343
                                             -------      -------       ------        -----     -------  -------
Net assets at end of year.................   $46,849      365,287       59,088        1,469     287,594  116,885
                                             =======      =======       ======        =====     =======  =======
Changes in units (note 5):
 Units purchased..........................     3,767       28,441        4,792          151      17,478   15,471
 Units redeemed...........................        (4)        (101)          --           --      (2,256)  (3,168)
                                             -------      -------       ------        -----     -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     3,763       28,340        4,792          151      15,222   12,303
                                             =======      =======       ======        =====     =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                           AIM Variable Insurance Funds (continued)         The Alger American Fund
                                           ---------------------------------------  --------------------------------------
                                                                                                               Alger
                                                                     AIM V.I.              Alger          American Small
                                                AIM V.I.          Premier Equity      American Growth     Capitalization
                                             Growth Fund --          Fund --           Portfolio --        Portfolio --
                                             Series I Shares     Series I Shares      Class O Shares      Class O Shares
                                           ------------------  -------------------  ------------------  ------------------
                                               Year Ended           Year Ended          Year Ended          Year Ended
                                              December 31,         December 31,        December 31,        December 31,
                                           ------------------  -------------------  ------------------  ------------------
                                              2003      2002      2003      2002      2003      2002      2003      2002
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (6,736)  (1,292)   (11,194)   (6,430) (10,429)   (13,234)   (9,111)  (10,186)
 Net realized gain (loss) on investments..    32,887   (2,578)   (16,440)  (15,788) (69,061)  (208,136) (154,811) (162,282)
 Unrealized appreciation (depreciation)
   on investments.........................   102,764  (25,382)   232,102  (216,658) 295,112   (191,164)  385,397   (63,624)
 Capital gain distributions...............        --       --         --        --       --         --        --        --
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
    Increase (decrease) in net assets
     from operations......................   128,915  (29,252)   204,468  (238,876) 215,622   (412,534)  221,475  (236,092)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
From capital transactions:
 Net premiums.............................   387,258   92,240    165,371   769,902   53,444      5,769     3,278    28,540
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --   (4,676)   (20,529)  (16,989) (21,189)        --        --        --
   Surrenders.............................    (6,053)  (1,490)  (103,133)   (9,250) (27,247)   (69,952)  (73,201)  (41,088)
   Cost of insurance and administrative
    expenses (note 4a)....................      (108)     (28)      (233)      (80)    (836)      (624)     (708)     (596)
   Transfers (to) from the Guarantee
    Account...............................     7,455   48,519     78,177   191,713  (22,225)   (39,402)   (4,957)  (25,065)
   Transfers (to) from other subaccounts..  (227,316)   4,535    (69,052)  (31,201)  (1,281)   (58,441)   24,073    (5,770)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   161,236  139,100     50,601   904,095  (19,334)  (162,650)  (51,515)  (43,979)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Increase (decrease) in net assets.........   290,151  109,848    255,069   665,219  196,288   (575,184)  169,960  (280,071)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Net assets at beginning of year...........   151,510   41,662    837,925   172,706  666,809  1,241,993   596,464   876,535
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Net assets at end of year................. $ 441,661  151,510  1,092,994   837,925  863,097    666,809   766,424   596,464
                                           =========  =======  =========  ========  =======  =========  ========  ========
Changes in units (note 5):
 Units purchased..........................    75,152   19,974     37,488   118,343   13,300        781     5,184     4,966
 Units redeemed...........................   (44,935)    (854)   (29,782)   (7,101) (15,966)   (22,599)  (14,848)  (12,664)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    30,217   19,120      7,706   111,242   (2,666)   (21,818)   (9,664)   (7,698)
                                           =========  =======  =========  ========  =======  =========  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     AllianceBernstein Variable Products Series Fund, Inc.
                                           -------------------------------------------------------------------------
                                                 Growth and             Premier
                                                   Income                Growth             Quasar        Technology
                                                Portfolio --          Portfolio --       Portfolio --    Portfolio --
                                                  Class B               Class B             Class B        Class B
                                           ---------------------  -------------------  ----------------  ------------
                                                                                                         Period from
                                                                                                         May 1, 2003
                                                 Year Ended            Year Ended         Year Ended          to
                                                December 31,          December 31,       December 31,    December 31,
                                           ---------------------  -------------------  ----------------  ------------
                                              2003        2002       2003      2002      2003     2002       2003
                                           ----------  ---------  ---------  --------  -------  -------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (23,561)   (14,254)   (10,797)   (4,836)  (1,569)    (787)      (758)
 Net realized gain (loss) on investments..    (24,962)   (69,132)     9,507    (8,937)  (1,196)     480      2,121
 Unrealized appreciation (depreciation)
   on investments.........................    857,088   (389,776)   163,462  (103,284)  41,933  (25,717)     6,187
 Capital gain distributions...............         --     52,051         --        --       --       --         --
                                           ----------  ---------  ---------  --------  -------  -------    -------
    Increase (decrease) in net assets
     from operations......................    808,565   (421,111)   162,172  (117,057)  39,168  (26,024)     7,550
                                           ----------  ---------  ---------  --------  -------  -------    -------
From capital transactions:
 Net premiums.............................  1,222,199  1,711,960    662,559   203,915      290   72,852    118,358
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (157,095)   (44,032)  (268,517)   (6,927)      --       --         --
   Surrenders.............................   (165,310)   (72,635)   (27,125)  (11,728)      --       --     (1,860)
   Cost of insurance and administrative
    expenses (note 4a)....................       (853)      (211)      (206)      (88)     (22)      --         --
 Transfers (to) from the Guarantee
   Account................................    542,998    546,633    216,261   132,791    3,367   26,246     27,320
 Transfers (to) from other subaccounts....    286,576   (155,507)    28,397   (11,787)   7,794      913     39,498
                                           ----------  ---------  ---------  --------  -------  -------    -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,728,515  1,986,208    611,369   306,176   11,429  100,011    183,316
                                           ----------  ---------  ---------  --------  -------  -------    -------
Increase (decrease) in net assets.........  2,537,080  1,565,097    773,541   189,119   50,597   73,987    190,866
                                           ----------  ---------  ---------  --------  -------  -------    -------
Net assets at beginning of year...........  2,025,977    460,880    395,692   206,573   77,613    3,626         --
                                           ----------  ---------  ---------  --------  -------  -------    -------
Net assets at end of year................. $4,563,057  2,025,977  1,169,233   395,692  128,210   77,613    190,866
                                           ==========  =========  =========  ========  =======  =======    =======
Changes in units (note 5):
 Units purchased..........................    234,168    261,019    121,006    43,819    1,460   11,393     14,643
 Units redeemed...........................    (36,964)   (31,971)   (39,512)   (3,958)      (3)      --       (148)
                                           ----------  ---------  ---------  --------  -------  -------    -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    197,204    229,048     81,494    39,861    1,457   11,393     14,495
                                           ==========  =========  =========  ========  =======  =======    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   American Century Variable Portfolios, Inc.
                            --------------------------------------------------------
                             VP Income &   VP International   VP Ultra     VP Value
                            Growth Fund --     Fund --        Fund --      Fund --
                               Class I         Class I        Class I      Class I
                            -------------- ---------------- ------------ ------------
                             Period from     Period from    Period from  Period from
                             May 1, 2003     May 1, 2003    May 1, 2003  May 1, 2003
                                  to              to             to           to
                             December 31,    December 31,   December 31, December 31,
                                 2003            2003           2003         2003
                            -------------- ---------------- ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    $   (517)          (116)           (68)      (1,882)
 Net realized gain
   (loss) on investments...         566             23              4        4,983
 Unrealized appreciation
   (depreciation) on
   investments.............      11,897          2,944          1,027      115,799
 Capital gain
   distributions...........          --             --             --           --
                               --------         ------         ------      -------
    Increase (decrease)
     in net assets from
     operations............      11,946          2,851            963      118,900
                               --------         ------         ------      -------
From capital
 transactions:
 Net premiums..............      93,562         21,798         12,480      667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........          --             --             --           --
   Surrenders..............          --             --             --          (53)
   Cost of insurance and
    administrative
    expenses (note 4a).....          --             --             --           --
   Transfers (to) from
    the Guarantee Account..       1,211             --          5,034       22,225
   Transfers (to) from
    other subaccounts......          (6)          (253)            --           --
                               --------         ------         ------      -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................      94,767         21,545         17,514      689,228
                               --------         ------         ------      -------
Increase (decrease) in
 net assets................     106,713         24,396         18,477      808,128
                               --------         ------         ------      -------
Net assets at beginning
 of year...................          --             --             --           --
                               --------         ------         ------      -------
Net assets at end of year..    $106,713         24,396         18,477      808,128
                               ========         ======         ======      =======
Changes in units (note
 5):
 Units purchased...........       8,524          2,071          1,564       64,091
 Units redeemed............          (1)           (24)            --           (5)
                               --------         ------         ------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................       8,523          2,047          1,564       64,086
                               ========         ======         ======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                 Dreyfus
                                           ------------------------------------------------------------------------------------
                                                                                                 Dreyfus            The
                                            Dreyfus Investment       Dreyfus Investment          Variable     Dreyfus Socially
                                           Portfolios -- MidCap    Portfolios -- Emerging       Investment    Responsible Growth
                                            Stock Portfolio --      Markets Portfolio --      Fund -- Money    Fund, Inc. --
                                              Initial Shares           Initial Shares        Market Portfolio  Initial Shares
                                           -------------------- ---------------------------  ---------------- -----------------
                                               Period from        Period from                  Period from
                                               May 1, 2003      January 1, 2003                May 1, 2003       Year ended
                                                    to                to         Year ended         to          December 31,
                                               December 31,      November 14,   December 31,   December 31,   -----------------
                                                   2003              2003           2002           2003         2003     2002
                                           -------------------- --------------- ------------ ---------------- -------   ------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $  (109)            (1,943)          201            (38)      (1,086)    (285)
 Net realized gain (loss) on investments..            25             14,823           (93)            --         (424)    (246)
 Unrealized appreciation (depreciation)
   on investments.........................         4,152              7,989        (8,203)            --       20,752   (8,552)
 Capital gain distributions...............            --                 --            --             --           --       --
                                                 -------           --------       -------         ------      -------   ------
    Increase (decrease) in net assets
     from operations......................         4,068             20,869        (8,095)           (38)      19,242   (9,083)
                                                 -------           --------       -------         ------      -------   ------
From capital transactions:
 Net premiums.............................        19,124             36,433        73,417          9,435       21,641    6,500
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................            --            (42,584)           --             --           --       --
   Surrenders.............................           (27)           (11,363)       (5,556)            --       (3,659)  (1,437)
   Cost of insurance and administrative
    expenses (note 4a)....................            --               (111)          (12)            --         (168)     (25)
   Transfers (to) from the Guarantee
    Account...............................         7,956             55,461        74,521             (1)      28,746   40,494
   Transfers (to) from other subaccounts..            --           (197,116)        1,726            722        2,886    1,910
                                                 -------           --------       -------         ------      -------   ------
   Increase (decrease) in net assets
    from capital transactions (note 5)....        27,053           (159,280)      144,096         10,156       49,446   47,442
                                                 -------           --------       -------         ------      -------   ------
Increase (decrease) in net assets.........        31,121           (138,411)      136,001         10,118       68,688   38,359
                                                 -------           --------       -------         ------      -------   ------
Net assets at beginning of year...........            --            138,411         2,410             --       47,404    9,045
                                                 -------           --------       -------         ------      -------   ------
Net assets at end of year.................       $31,121                 --       138,411         10,118      116,092   47,404
                                                 =======           ========       =======         ======      =======   ======
Changes in units (note 5):
 Units purchased..........................         2,463              3,747        15,219          1,024        7,787    7,010
 Units redeemed...........................            (2)           (18,626)         (584)            --         (561)    (210)
                                                 -------           --------       -------         ------      -------   ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................         2,461            (14,879)       14,635          1,024        7,226    6,800
                                                 =======           ========       =======         ======      =======   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     Eaton Vance Variable Trust                 Federated Insurance Series
                                           ----------------------------------------------  ------------------------------------
                                                                                               Federated
                                            VT Floating-                    VT Worldwide        American
                                             Rate Income      VT Income    Health Sciences Leaders Fund II -- Federated Capital
                                                Fund       Fund of Boston       Fund         Primary Shares     Income Fund II
                                           --------------- --------------- --------------- -----------------  -----------------
                                             Period from     Period from     Period from       Year ended         Year ended
                                             May 1, 2003     May 1, 2003     May 1, 2003      December 31,       December 31,
                                           to December 31, to December 31, to December 31, -----------------  -----------------
                                                2003            2003            2003         2003     2002      2003     2002
                                           --------------- --------------- --------------- -------  --------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $    1,214           (769)         (1,370)        957    (1,380)  19,797    19,253
 Net realized gain (loss) on investments..        1,900          4,415              41     (22,853)  (47,150) (11,364)  (57,464)
 Unrealized appreciation (depreciation)
   on investments.........................           86          6,599          10,821     157,361  (138,331)  62,493  (108,972)
 Capital gain distributions...............           --             --              --          --        --       --        --
                                             ----------        -------         -------     -------  --------  -------  --------
    Increase (decrease) in net assets
     from operations......................        3,200         10,245           9,492     135,465  (186,861)  70,926  (147,183)
                                             ----------        -------         -------     -------  --------  -------  --------
From capital transactions:
 Net premiums.............................      971,081        124,899         228,877         503     4,657      300     2,850
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................           --             --              --      (7,152)    1,675       --     1,614
   Surrenders.............................      (11,019)            --              (2)    (45,611) (107,474)  (1,602)  (51,055)
   Cost of insurance and administrative
    expenses (note 4a)....................           --             --              --        (544)     (547)    (391)     (364)
   Transfers (to) from the Guarantee
    Account...............................       43,004         18,297          37,373     (12,659)  (54,468)     106    21,648
   Transfers (to) from other subaccounts..      171,125            587              16       7,287    30,634    1,216    (8,113)
                                             ----------        -------         -------     -------  --------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    1,174,191        143,783         266,264     (58,176) (125,523)    (371)  (33,420)
                                             ----------        -------         -------     -------  --------  -------  --------
Increase (decrease) in net assets.........    1,177,391        154,028         275,756      77,289  (312,384)  70,556  (180,603)
                                             ----------        -------         -------     -------  --------  -------  --------
Net assets at beginning of year...........           --             --              --     590,849   903,233  374,252   554,855
                                             ----------        -------         -------     -------  --------  -------  --------
Net assets at end of year.................   $1,177,391        154,028         275,756     668,138   590,849  444,808   374,252
                                             ==========        =======         =======     =======  ========  =======  ========
Changes in units (note 5):
 Units purchased..........................      117,614         13,856          20,729         981     4,271      227     4,871
 Units redeemed...........................       (1,093)            --              --      (8,293)  (18,757)    (275)  (11,568)
                                             ----------        -------         -------     -------  --------  -------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      116,521         13,856          20,729      (7,312)  (14,486)     (48)   (6,697)
                                             ==========        =======         =======     =======  ========  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Federated Insurance Series (continued)
                                           ---------------------------------------------------------------------
                                               Federated           Federated
                                                  High               High                   Federated
                                                 Income             Income                International
                                            Bond Fund II --     Bond Fund II --           Small Company
                                             Primary Shares     Service Shares               Fund II
                                           -----------------  ------------------  -----------------------------
                                               Year ended         Year ended         Period from
                                              December 31,       December 31,      January 1, 2003   Year ended
                                           -----------------  ------------------         to         December 31,
                                             2003      2002      2003      2002   November 14, 2003     2002
                                           --------  -------  ---------  -------  ----------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 26,403   29,021     40,719   18,260        (1,258)          (196)
 Net realized gain (loss) on investments..  (10,795) (25,818)     5,412   (5,857)       30,073            (27)
 Unrealized appreciation (depreciation)
   on investments.........................   65,371   (1,260)   104,652  (18,428)        2,729         (2,731)
 Capital gain distributions...............       --       --         --       --            --             --
                                           --------  -------  ---------  -------      --------         ------
    Increase (decrease) in net assets
     from operations......................   80,979    1,943    150,783   (6,025)       31,544         (2,954)
                                           --------  -------  ---------  -------      --------         ------
From capital transactions:
 Net premiums.............................      600    8,337    614,799  423,746       124,995         18,607
 Transfers (to) from the general
   account of GE Capital Life
   Assurance` Company of New York
   Death benefits.........................       --  (82,600)        --  (34,555)           --             --
   Surrenders.............................  (26,942)  (8,452)   (27,307)  (9,630)         (850)          (212)
   Cost of insurance and administrative
    expenses (note 4a)....................     (219)    (215)      (185)     (42)          (16)            (6)
   Transfers (to) from the Guarantee
    Account...............................    2,432   32,651    105,174  199,900         5,055          1,890
   Transfers (to) from other subaccounts..   50,546   82,324    (99,590)   5,662      (199,370)        21,084
                                           --------  -------  ---------  -------      --------         ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   26,417   32,045    592,891  585,081       (70,186)        41,363
                                           --------  -------  ---------  -------      --------         ------
Increase (decrease) in net assets.........  107,397   33,988    743,674  579,056       (38,642)        38,409
                                           --------  -------  ---------  -------      --------         ------
Net assets at beginning of year...........  345,733  311,745    601,033   21,977        38,642            233
                                           --------  -------  ---------  -------      --------         ------
Net assets at end of year................. $453,130  345,733  1,344,707  601,033            --         38,642
                                           ========  =======  =========  =======      ========         ======
Changes in units (note 5):
 Units purchased..........................    7,054   14,981     65,032   64,696         9,166          5,288
 Units redeemed...........................   (3,574) (11,097)   (11,488)  (4,549)      (14,456)           (28)
                                           --------  -------  ---------  -------      --------         ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    3,480    3,884     53,544   60,147        (5,290)         5,260
                                           ========  =======  =========  =======      ========         ======

                                           -----------------

                                               Federated
                                               Kaufmann
                                              Fund II --
                                            Service Shares
                                           -----------------
                                              Period from
                                              May 1, 2003
                                                  to
                                           December 31, 2003
                                           -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       (1,915)
 Net realized gain (loss) on investments..        3,567
 Unrealized appreciation (depreciation)
   on investments.........................       22,114
 Capital gain distributions...............           --
                                                -------
    Increase (decrease) in net assets
     from operations......................       23,766
                                                -------
From capital transactions:
 Net premiums.............................      269,522
 Transfers (to) from the general
   account of GE Capital Life
   Assurance` Company of New York
   Death benefits.........................           --
   Surrenders.............................      (63,768)
   Cost of insurance and administrative
    expenses (note 4a)....................          (15)
   Transfers (to) from the Guarantee
    Account...............................       36,571
   Transfers (to) from other subaccounts..      138,178
                                                -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      380,488
                                                -------
Increase (decrease) in net assets.........      404,254
                                                -------
Net assets at beginning of year...........           --
                                                -------
Net assets at end of year.................      404,254
                                                =======
Changes in units (note 5):
 Units purchased..........................       35,502
 Units redeemed...........................       (5,107)
                                                -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................       30,395
                                                =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Fidelity Variable Insurance Products Fund (VIP)
                                           ------------------------------------------------------------------------------
                                                    VIP                  VIP             VIP                VIP
                                               Equity-Income        Equity-Income   Equity-Income          Growth
                                                Portfolio --        Portfolio --    Portfolio --        Portfolio --
                                               Initial Class       Service Class 2 Service Class 2     Initial Class
                                           ---------------------   --------------- --------------- ---------------------
                                                                                                         Year ended
                                           Year ended December 31,   Year ended      Year ended         December 31,
                                           ---------------------    December 31,    December 31,   ---------------------
                                              2003         2002         2003            2002          2003       2002
                                           ----------   ---------  --------------- --------------- ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $    7,653       6,295       (12,614)         (6,994)     (16,299)    (21,347)
 Net realized gain (loss) on investments..    (87,749)   (106,467)       52,973         (15,489)    (180,547)   (298,979)
 Unrealized appreciation (depreciation)
   on investments.........................    564,793    (380,508)      571,529        (137,470)     588,011    (385,754)
 Capital gain distributions...............         --      48,116            --           4,679           --          --
                                           ----------   ---------     ---------       ---------    ---------  ----------
    Increase (decrease) in net assets
     from operations......................    484,697    (432,564)      611,888        (155,274)     391,165    (706,080)
                                           ----------   ---------     ---------       ---------    ---------  ----------
From capital transactions:
 Net premiums.............................     66,680      28,095     1,949,030         673,210       19,394      13,935
Transfers (to) from the general account
 of GE Capital Life Assurance Company
 of New York
   Death benefits.........................    (63,432)    (20,024)      (25,760)        (41,529)     (12,629)    (17,612)
   Surrenders.............................   (116,970)    (85,053)     (116,149)        (16,254)     (79,235)   (115,072)
   Cost of insurance and administrative
    expenses (note 4a)....................     (1,241)     (1,121)         (367)            (70)      (1,894)     (1,702)
   Transfers (to) from the Guarantee
    Account...............................    (18,881)     46,981       112,403         363,389      (65,072)    (14,750)
   Transfers (to) from other subaccounts..     72,644      66,402      (261,379)         64,752       13,080    (163,760)
                                           ----------   ---------     ---------       ---------    ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (61,200)     35,280     1,657,778       1,043,498     (126,356)   (298,961)
                                           ----------   ---------     ---------       ---------    ---------  ----------
Increase (decrease) in net assets.........    423,497    (397,284)    2,269,666         888,224      264,809  (1,005,041)
Net assets at beginning of year...........  1,786,875   2,184,159     1,058,845         170,621    1,367,771   2,372,812
                                           ----------   ---------     ---------       ---------    ---------  ----------
Net assets at end of year................. $2,210,372   1,786,875     3,328,511       1,058,845    1,632,580   1,367,771
                                           ==========   =========     =========       =========    =========  ==========
Changes in units (note 5):
 Units purchased..........................     17,799      16,355       249,839         126,218        4,197       1,678
 Units redeemed...........................    (25,538)    (16,590)      (49,531)         (6,508)     (20,497)    (37,702)
                                           ----------   ---------     ---------       ---------    ---------  ----------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002................................... $   (7,739)       (235)      200,308         119,710      (16,300)    (36,024)
                                           ==========   =========     =========       =========    =========  ==========

                                           -------------------
                                                   VIP
                                                  Growth
                                               Portfolio --
                                             Service Class 2
                                           -------------------
                                                Year ended
                                               December 31,
                                           -------------------
                                              2003      2002
                                           ---------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (9,906)   (4,248)
 Net realized gain (loss) on investments..    (3,396)   (3,395)
 Unrealized appreciation (depreciation)
   on investments.........................   201,755   (98,003)
 Capital gain distributions...............        --        --
                                           ---------  --------
    Increase (decrease) in net assets
     from operations......................   188,453  (105,646)
                                           ---------  --------
From capital transactions:
 Net premiums.............................   352,821   330,999
Transfers (to) from the general account
 of GE Capital Life Assurance Company
 of New York
   Death benefits.........................    (4,458)   (2,211)
   Surrenders.............................   (20,018)   (4,184)
   Cost of insurance and administrative
    expenses (note 4a)....................      (208)      (31)
   Transfers (to) from the Guarantee
    Account...............................   191,090   145,469
   Transfers (to) from other subaccounts..     4,106    (3,985)
                                           ---------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   523,333   466,057
                                           ---------  --------
Increase (decrease) in net assets.........   711,786   360,411
Net assets at beginning of year...........   421,367    60,956
                                           ---------  --------
Net assets at end of year................. 1,133,153   421,367
                                           =========  ========
Changes in units (note 5):
 Units purchased..........................    71,388    60,913
 Units redeemed...........................    (3,213)   (1,331)
                                           ---------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    68,175    59,582
                                           =========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                            Fidelity Variable
                                                Insurance
                                              Products Fund
                                            (VIP) (continued)     Fidelity Variable Insurance Products Fund II (VIP II)
                                           ------------------  ----------------------------------------------------------
                                                   VIP              VIP II              VIP II               VIP II
                                                Overseas       Asset Manager/SM/     Contrafund(R)        Contrafund(R)
                                              Portfolio --       Portfolio --        Portfolio --         Portfolio --
                                              Initial Class      Initial Class       Initial Class       Service Class 2
                                           ------------------  ----------------  --------------------  ------------------
                                               Year ended         Year ended          Year ended           Year ended
                                              December 31,       December 31,        December 31,         December 31,
                                           ------------------  ----------------  --------------------  ------------------
                                             2003      2002      2003     2002      2003       2002       2003      2002
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (3,359)   (3,722)   7,951    9,209    (23,099)   (15,647)   (18,743)  (6,232)
 Net realized gain (loss) on investments..  (55,395)  (46,512)  (9,959) (19,375)  (137,023)  (140,644)    23,055   (6,787)
 Unrealized appreciation (depreciation)
   on investments.........................  270,688   (88,093)  52,209  (32,931)   768,928   (159,657)   356,544  (67,174)
 Capital gain distributions...............       --        --       --       --         --         --         --       --
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
    Increase (decrease) in net assets
     from operations......................  211,934  (138,327)  50,201  (43,097)   608,806   (315,948)   360,856  (80,193)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
From capital transactions:
 Net premiums.............................    8,859        --       --    1,993      8,360     28,048  1,074,047  754,666
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................       --        --  (31,399)   1,676    (64,245)   (18,191)   (13,108)      --
   Surrenders.............................  (28,836)  (19,527)  (5,920) (65,990)  (260,500)  (146,402)   (79,797)  (3,230)
   Cost of insurance and administrative
    expenses (note 4a)....................     (384)     (385)    (280)    (208)    (2,428)    (2,402)      (263)     (18)
   Transfers (to) from the Guarantee
    Account...............................   (7,915)  (29,059) (32,630)  51,045    (48,806)   (65,890)   300,467  154,959
   Transfers (to) from other subaccounts..   40,137    71,824    1,449   (4,447)       (90)   (51,425)    41,649  (36,511)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   11,861    22,853  (68,780) (15,931)  (367,709)  (256,262) 1,322,995  869,866
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Increase (decrease) in net assets.........  223,795  (115,475) (18,579) (59,028)   241,097   (572,210) 1,683,851  789,673
Net assets at beginning of year...........  520,109   635,584  334,697  393,725  2,514,807  3,087,017    826,067   36,394
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Net assets at end of year................. $743,904   520,109  316,118  334,697  2,755,904  2,514,807  2,509,918  826,067
                                           ========  ========  =======  =======  =========  =========  =========  =======
Changes in units (note 5):
 Units purchased..........................    3,885    10,089      145    7,346        811      2,830    143,990   95,794
 Units redeemed...........................   (2,956)   (6,892)  (7,005)  (9,487)   (36,680)   (28,756)    (9,493)  (4,176)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      929     3,197   (6,860)  (2,141)   (35,869)   (25,926)   134,497   91,618
                                           ========  ========  =======  =======  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                Fidelity Variable Insurance Products Fund III (VIP III)
                                           ----------------------------------------------------------------------------
                                               VIP III            VIP III              VIP III            VIP III
                                           Dynamic Capital       Growth &             Growth &             Growth
                                            Appreciation          Income               Income          Opportunities
                                            Portfolio --       Portfolio --         Portfolio --        Portfolio --
                                           Service Class 2     Initial Class       Service Class 2     Initial Class
                                           --------------- --------------------  ------------------  -----------------
                                             Period from
                                             May 1, 2003
                                                 to             Year ended           Year ended          Year ended
                                            December 31,       December 31,         December 31,        December 31,
                                           --------------- --------------------  ------------------  -----------------
                                                2003          2003       2002       2003      2002     2003     2002
                                           --------------- ---------  ---------  ---------  -------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $--          (2,426)       189     (5,106)  (3,821)  (3,859)   (2,253)
 Net realized gain (loss) on investments..        --         (17,251)   (80,811)       (96)  (2,890) (32,533)  (60,216)
 Unrealized appreciation (depreciation)
   on investments.........................        --         227,799   (166,660)   139,749  (57,098) 190,796  (118,509)
 Capital gain distributions...............        --              --         --         --       --       --        --
                                                 ---       ---------  ---------  ---------  -------  -------  --------
    Increase (decrease) in net assets
     from operations......................        --         208,122   (247,282)   134,547  (63,809) 154,404  (180,978)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
From capital transactions:
 Net premiums.............................        --           1,889     42,960    490,767  422,725    9,489    14,773
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --         (20,380)   (13,860)    (8,399)  (2,918) (20,185)       --
   Surrenders.............................        --         (30,129)   (98,391)   (23,358)  (3,181) (15,714)  (24,838)
   Cost of insurance and administrative
    expenses (note 4a)....................        --          (1,288)    (1,151)      (220)     (31)    (644)     (628)
   Transfers (to) from the Guarantee
    Account...............................        --         (16,058)   (16,314)    92,428   64,855  (12,897)    5,603
   Transfers (to) from other subaccounts..        --          54,831      9,802     60,191   18,633   22,816   (79,943)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...        --         (11,135)   (76,954)   611,409  500,083  (17,135)  (85,033)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Increase (decrease) in net assets.........        --         196,987   (324,236)   745,956  436,274  137,269  (266,011)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Net assets at beginning of year...........        --         972,628  1,296,864    477,679   41,405  568,215   834,226
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Net assets at end of year.................       $--       1,169,615    972,628  1,223,635  477,679  705,484   568,215
                                                 ===       =========  =========  =========  =======  =======  ========
Changes in units (note 5):
 Units purchased..........................        --           9,464      7,904     70,795   56,429    5,630     2,914
 Units redeemed...........................        --         (11,293)   (19,265)    (3,523)    (711)  (8,631)  (15,280)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................        --          (1,829)   (11,361)    67,272   55,718   (3,001)  (12,366)
                                                 ===       =========  =========  =========  =======  =======  ========

                                           ---------------------

                                                  VIP III
                                                  Mid Cap
                                               Portfolio --
                                              Service Class 2
                                           --------------------


                                                Year ended
                                               December 31,
                                           --------------------
                                              2003       2002
                                           ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (24,347)   (10,787)
 Net realized gain (loss) on investments..    28,974     (5,460)
 Unrealized appreciation (depreciation)
   on investments.........................   600,148    (91,127)
 Capital gain distributions...............        --         --
                                           ---------  ---------
    Increase (decrease) in net assets
     from operations......................   604,775   (107,374)
                                           ---------  ---------
From capital transactions:
 Net premiums.............................   779,733  1,051,006
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (17,777)   (17,221)
   Surrenders.............................  (136,026)   (16,344)
   Cost of insurance and administrative
    expenses (note 4a)....................      (260)       (83)
   Transfers (to) from the Guarantee
    Account...............................   210,191    241,102
   Transfers (to) from other subaccounts..   158,232     80,654
                                           ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   994,093  1,339,114
                                           ---------  ---------
Increase (decrease) in net assets......... 1,598,868  1,231,740
                                           ---------  ---------
Net assets at beginning of year........... 1,346,101    114,361
                                           ---------  ---------
Net assets at end of year................. 2,944,969  1,346,101
                                           =========  =========
Changes in units (note 5):
 Units purchased..........................   106,053    143,981
 Units redeemed...........................   (14,263)    (3,536)
                                           ---------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    91,790    140,445
                                           =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                              Franklin Templeton Variable Insurance Products Trust
                            ---------------------------------------------------------------------------------------
                               Franklin Large Cap       Mutual Shares    Templeton Foreign      Templeton Global
                            Growth Securities Fund -- Securities Fund -- Securities Fund -- Asset Allocation Fund --
                                 Class 2 Shares         Class 2 Shares     Class 2 Shares        Class 2 Shares
                            ------------------------- ------------------ ------------------ ------------------------
                                   Period from           Period from        Period from           Period from
                                 May 1, 2003 to         May 1, 2003 to      May 1, 2003          May 1, 2003 to
                                  December 31,           December 31,     to December 31,         December 31,
                                      2003                   2003               2003                  2003
                            ------------------------- ------------------ ------------------ ------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............          $  (269)                 (344)            (1,149)                  (37)
 Net realized gain
   (loss) on investments...              101                    35             (1,182)                   37
 Unrealized appreciation
   (depreciation) on
   investments.............            6,831                10,218             44,373                (5,284)
 Capital gain
   distributions...........               --                    --                 --                    --
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets from
     operations............            6,663                 9,909             42,042                (5,284)
                                     -------               -------            -------                ------
From capital
 transactions:
 Net premiums..............           43,528               102,061            500,883                25,383
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company
   of New York
   Death benefits..........               --                    --                 --                    --
   Surrenders..............               --                    --               (933)                   --
   Cost of insurance and
    administrative
    expenses (note 4a).....               --                    --                 --                    --
   Transfers (to) from
    the Guarantee Account..           37,493                28,150             11,465                11,198
   Transfers (to) from
    other subaccounts......             (208)                   --               (206)                 (242)
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................           80,813               130,211            511,209                36,339
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets.........           87,476               140,120            553,251                31,055
                                     -------               -------            -------                ------
Net assets at beginning
 of year...................               --                    --                 --                    --
                                     -------               -------            -------                ------
Net assets at end of year..          $87,476               140,120            553,251                31,055
                                     =======               =======            =======                ======
Changes in units (note
 5):
 Units purchased...........            7,128                11,623             44,536                 2,392
 Units redeemed............              (18)                   --                (99)                  (22)
                                     -------               -------            -------                ------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................            7,110                11,623             44,437                 2,370
                                     =======               =======            =======                ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                             GE Investments Funds, Inc.
                            -----------------------------------------------------------
                                  Global                                International
                                  Income               Income               Equity
                                   Fund                 Fund                 Fund
                            ------------------  --------------------  -----------------
                                Year ended           Year ended           Year ended
                               December 31,         December 31,         December 31,
                            ------------------  --------------------  -----------------
                               2003      2002      2003       2002      2003     2002
                            ---------  -------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   2,550   (1,648)   107,225     29,248   (1,180)   (1,027)
 Net realized gain
   (loss) on investments...    32,047    3,856     26,583     19,853    6,584  (127,659)
 Unrealized appreciation
   (depreciation) on
   investments.............    (8,457)  34,626   (114,273)    54,601   62,650    73,776
 Capital gain
   distributions...........        --       --     18,890     21,672       --        --
                            ---------  -------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     operations............    26,140   36,834     38,425    125,374   68,054   (54,910)
                            ---------  -------  ---------  ---------  -------  --------
From capital
 transactions:
 Net premiums..............        --       --    791,080     76,780      500     1,100
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........        --       --         --    (53,722)      --        --
   Surrenders..............    (1,456)  (2,542)  (145,195)   (92,912) (46,698)  (12,351)
   Cost of insurance and
    administrative
    expenses (note 4a).....      (165)     (92)    (1,100)      (573)    (176)     (131)
   Transfers (to) from
    the Guarantee Account..     3,430  (17,206)   225,284    (69,209)   1,719    (7,830)
   Transfers (to) from
    other subaccounts......  (104,856) 102,945    (28,098)   574,548   (4,854)    9,746
                            ---------  -------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (103,047)  83,105    841,971    434,912  (49,509)   (9,466)
                            ---------  -------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets................   (76,908) 119,939    880,396    560,286   18,545   (64,376)
                            ---------  -------  ---------  ---------  -------  --------
Net assets at beginning
 of year...................   289,069  169,130  1,810,819  1,250,533  206,500   270,876
                            ---------  -------  ---------  ---------  -------  --------
Net assets at end of year.. $ 212,161  289,069  2,691,215  1,810,819  225,045   206,500
                            =========  =======  =========  =========  =======  ========
Changes in units (note
 5):
 Units purchased...........       300   10,934    103,226     53,969      362     1,500
 Units redeemed............    (9,281)  (2,127)   (17,711)   (16,878)  (7,030)     (971)
                            ---------  -------  ---------  ---------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................    (8,981)   8,807     85,515     37,091   (6,668)      529
                            =========  =======  =========  =========  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          GE Investments Funds, Inc. (continued)
                                           --------------------------------------------------------------------
                                                  Mid-Cap                  Money                  Premier
                                                Value Equity               Market              Growth Equity
                                                    Fund                    Fund                   Fund
                                           ---------------------  -----------------------  --------------------
                                                 Year ended              Year ended             Year ended
                                                December 31,            December 31,           December 31,
                                           ---------------------  -----------------------  --------------------
                                              2003        2002       2003         2002        2003       2002
                                           ----------  ---------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $    1,629     (7,109)    (37,622)         864    (26,648)   (28,216)
 Net realized gain (loss) on investments..    (20,454)   (45,879)         --           --    (67,950)   (39,114)
 Unrealized appreciation (depreciation)
   on investments.........................    838,544   (366,604)         --           --    612,558   (469,962)
 Capital gain distributions...............         --     13,133          --           33         --         10
                                           ----------  ---------  ----------  -----------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................    819,719   (406,459)    (37,622)         897    517,960   (537,282)
                                           ----------  ---------  ----------  -----------  ---------  ---------
From capital transactions:
 Net premiums.............................    832,300  1,330,733   2,885,114    5,318,428    338,427    589,933
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (129,281)   (49,720)   (289,930)          --    (32,311)        --
   Surrenders.............................   (107,363)   (76,705)   (454,527)    (579,326)  (133,336)  (106,477)
   Cost of insurance and administrative
    expenses (note 4a)....................     (1,563)      (932)     (2,756)      (1,848)    (2,100)    (1,460)
   Transfers (to) from the Guarantee
    Account...............................    130,142    339,189  (1,861,654)    (414,260)    52,132     (8,254)
   Transfers (to) from other subaccounts..     71,398    233,957  (2,308,292)  (4,084,587)   (18,987)    74,446
                                           ----------  ---------  ----------  -----------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    795,633  1,776,522  (2,032,045)     238,407    203,825    548,188
                                           ----------  ---------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets.........  1,615,352  1,370,063  (2,069,667)     239,304    721,785     10,906
                                           ----------  ---------  ----------  -----------  ---------  ---------
Net assets at beginning of year...........  2,316,721    946,658   6,587,666    6,348,362  1,940,080  1,929,174
                                           ----------  ---------  ----------  -----------  ---------  ---------
Net assets at end of year................. $3,932,073  2,316,721   4,517,999    6,587,666  2,661,865  1,940,080
                                           ==========  =========  ==========  ===========  =========  =========
Changes in units (note 5):
 Units purchased..........................    106,352    197,941     442,915   30,337,093     34,938     73,216
 Units redeemed...........................    (24,424)   (13,284)   (744,412) (28,974,657)   (16,763)   (12,763)
                                           ----------  ---------  ----------  -----------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     81,928    184,657    (301,497)   1,362,436     18,175     60,453
                                           ==========  =========  ==========  ===========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                            -----------------------------------------------------------------
                                Real Estate            S&P 500(R)              Small-Cap
                                 Securities               Index              Value Equity
                                    Fund                  Fund                   Fund
                            -------------------  ----------------------  --------------------
                                 Year ended            Year ended             Year ended
                                December 31,          December 31,           December 31,
                            -------------------  ----------------------  --------------------
                               2003       2002      2003        2002        2003       2002
                            ----------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   23,208    7,114      15,410      21,637    (37,474)   (10,929)
 Net realized gain
   (loss) on investments...       (329)   1,959    (331,757)   (566,336)   (13,400)    (9,165)
 Unrealized appreciation
   (depreciation) on
   investments.............     87,572  (41,065)  3,760,847  (2,206,745)   683,924   (215,625)
 Capital gain
   distributions...........     45,303   14,127          --      20,854         --      9,684
                            ----------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations............    155,754  (17,865)  3,444,500  (2,730,590)   633,050   (226,035)
                            ----------  -------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums..............    324,567       --   3,966,922   5,939,912  1,119,841  1,807,441
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........         --       --     (78,957)   (136,034)   (88,425)        --
   Surrenders..............    (20,410) (45,959)   (773,100)   (685,041)  (103,524)   (28,297)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (292)    (204)     (8,064)     (6,231)      (297)       (17)
   Transfers (to) from
    the Guarantee Account..     56,226   (4,906)    959,994     294,060    181,231    219,330
   Transfers (to) from
    other subaccounts......    299,643  102,060      65,643     (35,188)    90,499    135,591
                            ----------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    659,734   50,991   4,132,438   5,371,478  1,199,325  2,134,048
                            ----------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................    815,488   33,126   7,576,937   2,640,888  1,832,375  1,908,013
                            ----------  -------  ----------  ----------  ---------  ---------
Net assets at beginning
 of year...................    266,698  233,572  11,420,981   8,780,093  2,023,269    115,256
                            ----------  -------  ----------  ----------  ---------  ---------
Net assets at end of year.. $1,082,186  266,698  18,997,918  11,420,981  3,855,644  2,023,269
                            ==========  =======  ==========  ==========  =========  =========
Changes in units (note
 5):
 Units purchased...........     54,911    6,360     591,659     773,600    144,899    219,079
 Units redeemed............     (1,671)  (3,186)   (100,473)   (106,007)   (20,057)    (2,869)
                            ----------  -------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     53,240    3,174     491,186     667,593    124,842    216,210
                            ==========  =======  ==========  ==========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        GE Investments Funds, Inc. (continued)
                            --------------------------------------------------------------
                                    Total                 U.S.                 Value
                                   Return                Equity               Equity
                                    Fund                  Fund                 Fund
                            --------------------  --------------------  ------------------
                                 Year ended            Year ended           Year ended
                                December 31,          December 31,         December 31,
                            --------------------  --------------------  ------------------
                               2003       2002       2003       2002       2003      2002
                            ----------  --------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    2,823     6,358    (15,719)   (18,027)     1,817      272
 Net realized gain
   (loss) on investments...    (22,824)  (26,211)  (105,143)   (95,094)    (9,155)  (1,884)
 Unrealized appreciation
   (depreciation) on
   investments.............    195,043   (96,162)   739,458   (671,370)   191,033  (60,684)
 Capital gain
   distributions...........         --     8,226         --         --         --       --
                            ----------  --------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations............    175,042  (107,789)   618,596   (784,491)   183,695  (62,296)
                            ----------  --------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums..............    477,852     2,812    195,002    800,888    303,507  438,603
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York................         --        --         --         --         --       --
   Death benefits..........    (39,613)  (13,116)   (25,432)   (72,559)        --   (2,902)
   Surrenders..............   (133,898)  (34,727)  (188,918)  (234,857)   (22,378) (10,577)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (939)     (884)    (3,209)    (2,163)      (169)     (36)
   Transfers (to) from
    the Guarantee Account..     94,962    (6,750)    17,644     66,341    122,233  233,323
   Transfers (to) from
    other subaccounts......    166,428   (31,704)   (52,581)   (21,899)    65,029    3,445
                            ----------  --------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    564,792   (84,369)   (57,494)   535,751    468,222  661,856
                            ----------  --------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets................    739,834  (192,158)   561,102   (248,740)   651,916  599,560
                            ----------  --------  ---------  ---------  ---------  -------
Net assets at beginning
 of year...................    798,492   990,650  2,994,162  3,242,902    622,790   23,230
                            ----------  --------  ---------  ---------  ---------  -------
Net assets at end of year.. $1,538,326   798,492  3,555,264  2,994,162  1,274,706  622,790
                            ==========  ========  =========  =========  =========  =======
Changes in units (note
 5):
 Units purchased...........     68,508       286     21,497     98,665     56,456   80,646
 Units redeemed............    (16,185)   (8,754)   (27,247)   (37,747)    (2,597)  (1,609)
                            ----------  --------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     52,323    (8,468)    (5,750)    60,918     53,859   79,037
                            ==========  ========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Greenwich Street
                            Goldman Sachs Variable Insurance Trust     Series Fund
                            --------------------------------------  -----------------
                                                                    Salomon Brothers
                              Goldman Sachs       Goldman Sachs     Variable Emerging
                               Growth and            Mid Cap         Growth Fund --
                               Income Fund         Value Fund           Class II
                            ----------------  --------------------  -----------------
                                                                       Period from
                               Year ended          Year ended          May 1, 2003
                              December 31,        December 31,             to
                            ----------------  --------------------    December 31,
                              2003     2002      2003       2002          2003
                            -------  -------  ---------  ---------  -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............     158       (9)    (7,219)    (7,669)         (56)
 Net realized gain
   (loss) on investments...  (4,536) (17,273)    25,156     31,964          388
 Unrealized appreciation
   (depreciation) on
   investments.............  87,655  (34,298)   320,219   (154,617)       1,526
 Capital gain
   distributions...........      --       --     17,491      4,423           --
                            -------  -------  ---------  ---------       ------
    Increase (decrease)
     in net assets from
     operations............  83,277  (51,580)   355,647   (125,899)       1,858
                            -------  -------  ---------  ---------       ------
From capital
 transactions:
 Net premiums..............      --       --      6,977    137,653           --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........      --       --     (8,858)    (1,313)          --
   Surrenders.............. (10,486) (35,159)   (72,088)  (118,700)      (2,202)
   Cost of insurance and
    administrative
    expenses (note 4a).....    (238)    (276)      (732)      (656)          --
   Transfers (to) from
    the Guarantee Account..   6,017   (2,289)   (74,968)   (95,638)       4,648
   Transfers (to) from
    other subaccounts......  58,418   (3,123)    90,893    124,660       27,453
                            -------  -------  ---------  ---------       ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  53,711  (40,847)   (58,776)    46,006       29,899
                            -------  -------  ---------  ---------       ------
Increase (decrease) in
 net assets................ 136,988  (92,427)   296,871    (79,893)      31,757
Net assets at beginning
 of year................... 316,065  408,492  1,407,670  1,487,563           --
                            -------  -------  ---------  ---------       ------
Net assets at end of year.. 453,053  316,065  1,704,541  1,407,670       31,757
                            =======  =======  =========  =========       ======
Changes in units (note
 5):
 Units purchased...........   8,781       --      8,072      2,188        2,716
 Units redeemed............  (1,462)  (5,624)   (12,902)    (1,404)        (187)
                            -------  -------  ---------  ---------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   7,319   (5,624)    (4,830)       784        2,529
                            =======  =======  =========  =========       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Janus Aspen Series
                                           ------------------------------------------------------------------
                                                                                         Capital Appreciation
                                           Balanced Portfolio --  Balanced Portfolio --      Portfolio --
                                            Institutional Shares     Service Shares      Institutional Shares
                                           ---------------------  --------------------  ---------------------
                                                 Year ended            Year ended             Year ended
                                                December 31,          December 31,           December 31,
                                           ---------------------  --------------------  ---------------------
                                              2003        2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   39,659     55,782     12,598     21,436    (30,258)    (33,316)
 Net realized gain (loss) on investments..   (132,519)  (163,055)     7,431    (11,412)  (277,228)   (477,542)
 Unrealized appreciation (depreciation)
   on investments.........................    681,555   (357,278)   448,895   (130,260)   873,675    (221,244)
 Capital gain distributions...............         --         --         --         --         --          --
                                           ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................    588,695   (464,551)   468,924   (120,236)   566,189    (732,102)
                                           ----------  ---------  ---------  ---------  ---------  ----------
From capital transactions:
 Net premiums.............................     58,655    206,763    772,330  1,203,051      4,604      17,682
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (45,777)    (2,564)  (136,913)   (52,616)   (24,603)     (1,783)
   Surrenders.............................   (256,257)  (231,282)  (160,897)   (39,939)  (157,888)   (258,258)
   Cost of insurance and administrative
    expenses (note 4a)....................     (3,547)    (3,374)    (1,159)      (307)    (3,010)     (3,084)
   Transfers (to) from the Guarantee
    Account...............................   (136,107)  (179,631)   368,732    603,227    (21,566)   (129,636)
   Transfers (to) from other subaccounts..   (166,647)   (98,899)   375,703  1,138,502    (87,145)   (350,368)
                                           ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (549,680)  (308,987) 1,217,796  2,851,918   (289,608)   (725,447)
                                           ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets.........     39,015   (773,538) 1,686,720  2,731,682    276,581  (1,457,549)
                                           ----------  ---------  ---------  ---------  ---------  ----------
Net assets at beginning of year...........  5,098,279  5,871,817  3,081,802    350,120  3,195,982   4,653,531
                                           ----------  ---------  ---------  ---------  ---------  ----------
Net assets at end of year................. $5,137,294  5,098,279  4,768,522  3,081,802  3,472,563   3,195,982
                                           ==========  =========  =========  =========  =========  ==========
Changes in units (note 5):
 Units purchased..........................      4,820     20,125    162,323    315,754        449       1,677
 Units redeemed...........................    (49,977)   (47,445)   (32,029)    (9,860)   (28,650)    (70,261)
                                           ----------  ---------  ---------  ---------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (45,157)   (27,320)   130,294    305,894    (28,201)    (68,584)
                                           ==========  =========  =========  =========  =========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                                           ----------------------------------------------------------
                                                                                        Global Life
                                           Capital Appreciation  Flexible Income         Sciences
                                              Portfolio --        Portfolio --         Portfolio --
                                             Service Shares     Institutional Shares  Service Shares
                                           -------------------  -------------------  ----------------
                                               Year ended          Year ended           Year ended
                                              December 31,        December 31,         December 31,
                                           -------------------  -------------------  ----------------
                                             2003       2002      2003       2002      2003     2002
                                           --------   -------    -------   -------   -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (2,662)   (1,792)   13,535     11,464    (2,179)    (940)
 Net realized gain (loss) on investments..    4,195    (5,530)    4,254        956    (2,774)  (1,233)
 Unrealized appreciation (depreciation)
   on investments.........................   36,677   (22,012)      660     14,823    35,299  (18,987)
 Capital gain distributions...............       --        --        --         --        --       --
                                           --------   -------    -------   -------   -------  -------
    Increase (decrease) in net assets
     from operations......................   38,210   (29,334)   18,449     27,243    30,346  (21,160)
                                           --------   -------    -------   -------   -------  -------
From capital transactions:
 Net premiums.............................   40,172   143,325        --         --    24,394   81,802
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................  (11,209)  (13,646)       --         --    (4,834)  (8,897)
   Surrenders.............................  (10,353)     (220)  (90,597)    (5,521)   (8,381)    (556)
   Cost of insurance and administrative
    expenses (note 4a)....................      (47)      (50)     (198)      (120)      (32)      (4)
   Transfers (to) from the Guarantee
    Account...............................   14,794    22,841    (2,156)    11,252    20,988   33,680
   Transfers (to) from other subaccounts..   (3,516)   (4,477)   68,839    172,199    13,168     (505)
                                           --------   -------    -------   -------   -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   29,841   147,773   (24,112)   177,810    45,303  105,520
                                           --------   -------    -------   -------   -------  -------
Increase (decrease) in net assets.........   68,051   118,439    (5,663)   205,053    75,649   84,360
Net assets at beginning of year...........  167,347    48,908   426,292    221,239    95,943   11,583
                                           --------   -------    -------   -------   -------  -------
Net assets at end of year................. $235,398   167,347   420,629    426,292   171,592   95,943
                                           ========   =======    =======   =======   =======  =======
Changes in units (note 5):
 Units purchased..........................    7,410    19,321     5,853     15,407     7,611   13,378
 Units redeemed...........................   (3,404)   (2,142)   (7,894)      (474)   (1,723)  (1,152)
                                           --------   -------    -------   -------   -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    4,006    17,178    (2,041)    14,933     5,888   12,226
                                           ========   =======    =======   =======   =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Janus Aspen Series (continued)
                                           -------------------------------------------------------------
                                           Global Technology
                                              Portfolio --     Growth Portfolio --   Growth Portfolio  --
                                             Service Shares    Institutional Shares   Service Shares
                                           -----------------  ---------------------  -------------------
                                               Year ended           Year ended          Year ended
                                              December 31,         December 31,        December 31,
                                           -----------------  ---------------------  -------------------
                                             2003      2002      2003       2002       2003       2002
                                           --------  -------  ---------  ----------   -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (1,273)    (517)   (26,699)    (35,956)  (4,444)    (2,088)
 Net realized gain (loss) on investments..   12,956     (497)  (341,311)   (444,902)    (425)      (727)
 Unrealized appreciation (depreciation)
   on investments.........................   20,265  (12,638)   903,809    (347,869)  84,446    (40,480)
 Capital gain distributions...............       --       --         --          --       --         --
                                           --------  -------  ---------  ----------   -------   -------
    Increase (decrease) in net assets
     from operations......................   31,948  (13,652)   535,799    (828,727)  79,577    (43,295)
                                           --------  -------  ---------  ----------   -------   -------
From capital transactions:
 Net premiums.............................    5,608   67,949      9,465       9,674   51,243    108,241
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................  (38,434)      --       (443)         --   (4,520)        --
   Surrenders.............................   (2,703)    (507)  (202,100)   (105,611)  (4,073)    (1,606)
   Cost of insurance and administrative
    expenses (note 4a)....................      (25)      (5)    (1,704)     (2,006)     (53)       (18)
   Transfers (to) from the Guarantee
    Account...............................    3,708      915    (27,553)    (68,113)  24,543     94,307
   Transfers (to) from other subaccounts..    2,097      100      1,848    (262,504)  22,443      2,734
                                           --------  -------  ---------  ----------   -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (29,749)  68,452   (220,487)   (428,560)  89,583    203,658
                                           --------  -------  ---------  ----------   -------   -------
Increase (decrease) in net assets.........    2,199   54,800    315,312  (1,257,287) 169,160    160,363
Net assets at beginning of year...........   76,386   21,586  1,917,812   3,175,099  200,426     40,063
                                           --------  -------  ---------  ----------   -------   -------
Net assets at end of year................. $ 78,585   76,386  2,233,124   1,917,812  369,586    200,426
                                           ========  =======  =========  ==========   =======   =======
Changes in units (note 5):
 Units purchased..........................    1,559   11,393      1,419       1,209   14,717     27,960
 Units redeemed...........................   (5,444)     (85)   (29,175)    (54,497)  (1,293)      (221)
                                           --------  -------  ---------  ----------   -------   -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (3,885)  11,308    (27,756)    (53,288)  13,424     27,739
                                           ========  =======  =========  ==========   =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                Janus Aspen Series (continued)
                                           ------------------------------------------------------------------
                                           International Growth Portfolio -- International Growth Portfolio --
                                           Institutional Shares                Service Shares
                                           --------------------------------  --------------------------------
                                                Year ended                       Year ended
                                               December 31,                     December 31,
                                           --------------------------------  --------------------------------
                                              2003             2002            2003              2002
                                              ---------        ---------         --------         -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (1,956)          (7,539)         (1,587)            (458)
 Net realized gain (loss) on investments..  (123,815)        (234,971)         12,464             (462)
 Unrealized appreciation (depreciation)
   on investments.........................   463,949         (182,302)         89,259          (17,365)
 Capital gain distributions...............        --               --              --               --
                                              ---------        ---------         --------         -------
    Increase (decrease) in net assets
     from operations......................   338,178         (424,812)        100,136          (18,285)
                                              ---------        ---------         --------         -------
From capital transactions:
 Net premiums.............................     2,740            6,046         347,304           83,956
 Transfers (to) from the general
   account of GE Capital Life Assurance
   company of New York
   Death benefits.........................   (18,418)          (1,838)       (114,675)              --
   Surrenders.............................   (43,849)         (56,593)         (3,720)            (484)
   Cost of insurance and administrative
    expenses (note 4a)....................    (1,195)          (1,191)            (39)             (10)
   Transfers (to) from the Guarantee
    Account...............................     8,417          (42,795)         92,741           29,797
   Transfers (to) from other subaccounts..    (8,380)         (68,189)          3,933            1,320
                                              ---------        ---------         --------         -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (60,685)        (164,560)        325,544          114,579
                                              ---------        ---------         --------         -------
Increase (decrease) in net assets.........   277,493         (589,372)        425,680           96,294
Net assets at beginning of year........... 1,062,207        1,651,579         115,199           18,905
                                              ---------        ---------         --------         -------
Net assets at end of year................. 1,339,700        1,062,207         540,879          115,199
                                              =========        =========         ========         =======
Changes in units (note 5):
 Units purchased..........................     1,192              709          57,042           15,009
 Units redeemed...........................    (8,362)         (20,024)        (15,237)             (64)
                                              ---------        ---------         --------         -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (7,170)         (19,315)         41,805           14,945
                                              =========        =========         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                                           ---------------------------------------------------------------------------------
                                               Mid Cap Growth       Mid Cap Growth      Worldwide Growth    Worldwide Growth
                                                Portfolio --         Portfolio --         Portfolio --        Portfolio --
                                            Institutional Shares    Service Shares    Institutional Shares   Service Shares
                                           ----------------------  ----------------  ---------------------  ----------------
                                                 Year ended           Year ended           Year ended          Year ended
                                                December 31,         December 31,         December 31,        December 31,
                                           ----------------------  ----------------  ---------------------  ----------------
                                              2003        2002       2003     2002      2003       2002       2003     2002
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (36,643)    (40,405)  (3,340)  (1,571)    (5,767)    (13,995)  (4,210)  (1,563)
 Net realized gain (loss) on investments..   (585,168)   (850,946)     488   (1,307)  (387,089)   (395,540)  (3,321)  (2,311)
 Unrealized appreciation (depreciation)
   on investments.........................  1,377,342    (165,499)  66,525  (25,385)   765,761    (389,293) 144,258  (80,645)
 Capital gain distributions...............         --          --       --       --         --          --       --       --
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease) in net assets
     from operations......................    755,531  (1,056,850)  63,673  (28,263)   372,905    (798,828) 136,727  (84,519)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
From capital transactions:
 Net premiums.............................     37,016      42,266   47,365   93,968     28,138      33,823   84,445  429,314
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (17,839)     (3,781)      --   (3,299)       537      (6,725)      --   (2,306)
   Surrenders.............................    (75,011)   (124,409)  (8,489)    (732)  (119,719)    (62,900) (17,746)  (6,906)
   Cost of insurance and administrative
    expenses (note 4a)....................     (3,119)     (2,847)     (63)     (28)    (1,732)     (1,831)    (113)     (33)
   Transfers (to) from the Guarantee
    Account...............................      8,510     (81,744)  22,457   73,499    (49,296)    (91,130)  40,058  133,625
   Transfers (to) from other subaccounts..    (20,613)   (150,938) (29,256)    (463)  (112,676)   (268,124)   5,172   (1,169)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (71,056)   (321,453)  32,014  162,945   (254,748)   (396,887) 111,816  552,525
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets.........    684,475  (1,378,303)  95,687  134,682    118,157  (1,195,715) 248,543  468,006
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at beginning of year...........  2,356,658   3,734,961  170,318   35,636  1,942,343   3,138,058  492,435   24,429
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at end of year.................  3,041,133   2,356,658  266,005  170,318  2,060,500   1,942,343  740,978  492,435
                                           ==========  ==========  =======  =======  =========  ==========  =======  =======
Changes in units (note 5):
 Units purchased..........................      7,809       5,324   11,408   24,063      3,998       4,166   19,725   70,641
 Units redeemed...........................    (17,966)    (45,906)  (6,178)    (648)   (38,177)    (52,583)  (2,716)  (1,304)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (10,157)    (40,582)   5,230   23,415    (34,179)    (48,417)  17,009   69,337
                                           ==========  ==========  =======  =======  =========  ==========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      J.P. Morgan Series Trust II
                            -------------------------------------------------------------------------------
                                       Bond            International Opportunities       Mid Cap Value
                                    Portfolio                  Portfolio                   Portfolio
                            -------------------------- --------------------------  -------------------------
                                          Period from                 Period from                Period from
                                         September 13,               September 13,              September 13,
                             Year ended     2002 to     Year ended      2002 to     Year ended     2002 to
                            December 31, December 31,  December 31,  December 31,  December 31, December 31,
                                2003         2002          2003          2002          2003         2002
                            ------------ ------------- ------------  ------------- ------------ -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $   (949)       --            (136)         --          (5,346)          (3)
 Net realized gain
   (loss) on investments...       (282)       --             386          --          11,541           --
 Unrealized appreciation
   (depreciation) on
   investments.............      4,527        --           3,304          --         122,907           25
 Capital gain
   distributions...........        244        --              --          --              --           --
                              --------        --          ------          --         -------        -----
    Increase (decrease)
     in net assets from
     operations............      3,540        --           3,554          --         129,102           22
                              --------        --          ------          --         -------        -----
From capital
 transactions:
 Net premiums..............    281,228        --          21,457          --         630,155        1,508
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........         --        --              --          --              --           --
   Surrenders..............     (2,614)       --              --          --          (1,913)          --
   Cost of insurance and
    administrative
    expenses (note 4a).....         --        --              --          --              --           --
   Transfers (to) from
    the Guarantee Account..     48,084        --             (29)         --          83,729           14
   Transfers (to) from
    other subaccounts......        832        --            (279)         --            (905)          --
                              --------        --          ------          --         -------        -----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    327,530        --          21,149          --         711,066        1,522
                              --------        --          ------          --         -------        -----
Increase (decrease) in
 net assets................    331,070        --          24,703          --         840,168        1,544
Net assets at beginning
 of year...................         --        --              --          --           1,544           --
                              --------        --          ------          --         -------        -----
Net assets at end of year..    331,070        --          24,703          --         841,712        1,544
                              ========        ==          ======          ==         =======        =====
Changes in units (note
 5):
 Units purchased...........     32,075        --           1,948          --          65,041          152
 Units redeemed............       (254)       --             (25)         --            (257)          --
                              --------        --          ------          --         -------        -----
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   $ 31,821        --           1,923          --          64,784          152
                              ========        ==          ======          ==         =======        =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        J.P. Morgan Series Trust II (continued)
                            ---------------------------------------------------------------
                                     Small Company            U.S. Large Cap Core Equity
                                       Portfolio                       Portfolio
                            ------------------------------- -------------------------------
                                            Period from                     Period from
                             Year ended  September 13, 2002  Year ended  September 13, 2002
                            December 31,  to December 31,   December 31,  to December 31,
                                2003            2002            2003            2002
                            ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $  (518)           --              (117)           --
 Net realized gain
   (loss) on investments...       200            --                95            --
 Unrealized appreciation
   (depreciation) on
   investments.............    11,953            --             2,773            --
 Capital gain
   distributions...........        --            --                --            --
                              -------            --            ------            --
    Increase (decrease)
     in net assets from
     operations............    11,635            --             2,751            --
                              -------            --            ------            --
From capital
 transactions:
 Net premiums..............    56,143            --            52,395            --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........        --            --                --            --
   Surrenders..............        --            --              (917)           --
   Cost of insurance and
    administrative
    expenses (note 4a).....        --            --                --            --
   Transfers (to) from
    the Guarantee Account..    29,533            --               (65)           --
   Transfers (to) from
    other subaccounts......      (925)           --                --            --
                              -------            --            ------            --
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    84,751            --            51,413            --
                              -------            --            ------            --
Increase (decrease) in
 net assets................    96,386            --            54,164            --
Net assets at beginning
 of year...................        --            --                --            --
                              -------            --            ------            --
Net assets at end of year..    96,386            --            54,164            --
                              =======            ==            ======            ==
Changes in units (note
 5):
 Units purchased...........     7,577            --             4,452            --
 Units redeemed............       (82)           --               (78)           --
                              -------            --            ------            --
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   $ 7,495            --             4,374            --
                              =======            ==            ======            ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         MFS(R) Variable Insurance Trust
                                           --------------------------------------------------------------
                                             MFS(R) Investors       MFS(R) Investors      MFS(R) New
                                           Growth Stock Series --   Trust Series --    Discovery Series --
                                           Service Class Shares   Service Class Shares Service Class Shares
                                           --------------------   -------------------  --------------------
                                                Year ended             Year ended         Year ended
                                               December 31,           December 31,       December 31,
                                           --------------------   -------------------  -------------------
                                              2003        2002       2003      2002      2003       2002
                                           ----------   --------  ---------  --------   -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (15,661)    (5,890)    (8,648)   (4,023)  (6,036)      (850)
 Net realized gain (loss) on investments..      2,245     (2,327)     3,785    (9,475)  23,605       (412)
 Unrealized appreciation (depreciation)
   on investments.........................    199,243    (96,553)   175,993   (97,021) 103,370    (15,270)
 Capital gain distributions...............         --         --         --        --       --         --
                                           ----------   --------  ---------  --------   -------   -------
    Increase (decrease) in net assets
     from operations......................    185,827   (104,770)   171,130  (110,519) 120,939    (16,532)
                                           ----------   --------  ---------  --------   -------   -------
From capital transactions:
 Net premiums.............................    326,005    328,402    443,487   449,303  374,058     89,085
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (98,222)    (4,229)  (231,735)  (21,207) (85,751)        --
   Surrenders.............................    (26,815)    (7,424)   (22,821)   (6,582)  (5,386)    (1,825)
   Cost of insurance and administrative
    expenses (note 4a)....................       (121)       (17)      (172)      (16)     (53)        (3)
   Transfers (to) from the Guarantee
    Account...............................    196,297    213,621    313,251   159,265  132,490     55,070
   Transfers (to) from other subaccounts..     44,842    291,699     65,960    (8,408)  51,329      1,316
                                           ----------   --------  ---------  --------   -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    441,986    822,052    567,970   572,355  466,687    143,643
                                           ----------   --------  ---------  --------   -------   -------
Increase (decrease) in net assets.........    627,813    717,282    739,100   461,836  587,626    127,111
                                           ----------   --------  ---------  --------   -------   -------
Net assets at beginning of year...........    741,172     23,890    485,810    23,974  131,258      4,147
                                           ----------   --------  ---------  --------   -------   -------
Net assets at end of year.................  1,368,985    741,172  1,224,910   485,810  718,884    131,258
                                           ==========   ========  =========  ========   =======   =======
Changes in units (note 5):
 Units purchased..........................     74,130    109,298    102,632    66,736   70,960     19,593
 Units redeemed...........................    (16,411)    (1,524)   (31,836)   (4,197) (11,616)      (245)
                                           ----------   --------  ---------  --------   -------   -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002................................... $   57,719    107,774     70,796    62,539   59,344     19,348
                                           ==========   ========  =========  ========   =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        MFS(R) Variable Insurance Trust (continued)
                                           ------------------------------------------------------------------------
                                             MFS(R) Strategic            MFS(R) Total           MFS(R) Utilities
                                             Income Series --          Return Series --             Series --
                                           Service Class Shares      Service Class Shares       Service Class Shares
                                           -------------------- ------------------------------  --------------------
                                                                                Period from
                                               Period from                   September 13, 2002    Year ended
                                               May 1, 2003       Year ended          to           December 31,
                                                    to          December 31,    December 31,    -------------------
                                            December 31, 2003       2003            2002          2003       2002
                                           -------------------- ------------ ------------------  -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $  (194)            (667)            (3)         2,449      1,402
 Net realized gain (loss) on investments..            89              324             --          2,080     (4,325)
 Unrealized appreciation (depreciation)
   on investments.........................         1,831           12,569              4        133,387    (37,777)
 Capital gain distributions...............            --               --             --             --         --
                                                 -------          -------          -----         -------   -------
    Increase (decrease) in net assets
     from operations......................         1,726           12,226              1        137,916    (40,700)
                                                 -------          -------          -----         -------   -------
From capital transactions:
 Net premiums.............................        54,776          181,671          1,508        115,472    236,370
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................            --               --             --            415         --
   Surrenders.............................           (39)          (1,782)            --        (22,653)    (6,549)
   Cost of insurance and administrative
    expenses (note 4a)....................            --               --             --           (119)       (31)
   Transfers (to) from the Guarantee
    Account...............................        33,496            9,408             13         28,010    110,494
   Transfers (to) from other subaccounts..             9            1,347             --          3,957        867
                                                 -------          -------          -----         -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...        88,242          190,644          1,521        125,082    341,151
                                                 -------          -------          -----         -------   -------
Increase (decrease) in net assets.........        89,968          202,870          1,522        262,998    300,451
                                                 -------          -------          -----         -------   -------
Net assets at beginning of year...........            --            1,522             --        339,617     39,166
                                                 -------          -------          -----         -------   -------
Net assets at end of year.................       $89,968          204,392          1,522        602,615    339,617
                                                 =======          =======          =====         =======   =======
Changes in units (note 5):
 Units purchased..........................         8,086           17,859            152         19,805     50,707
 Units redeemed...........................            (4)            (165)            --         (3,058)      (961)
                                                 -------          -------          -----         -------   -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................         8,082           17,694            152         16,747     49,746
                                                 =======          =======          =====         =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                            Oppenheimer Variable
                                            Nations Separate Account Trust     Account Funds
                                           -------------------------------  ---------------------
                                                            Nations Marsico
                                                             International
                                           Nations Marsico   Opportunities  Oppenheimer Aggressive
                                           Growth Portfolio    Portfolio       Growth Fund/VA
                                           ---------------- --------------- ---------------------
                                                              Period from
                                             Period from        May 1,
                                            May 1, 2003 to      2003 to          Year ended
                                             December 31,    December 31,       December 31,
                                           ---------------- --------------- ---------------------
                                                 2003            2003         2003        2002
                                           ---------------- --------------- --------   ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $ (1,942)         (2,042)     (11,229)     (6,380)
 Net realized gain (loss) on investments..        2,645           5,999     (138,072)   (187,834)
 Unrealized appreciation (depreciation)
  on investments..........................       24,750          57,799      318,808    (128,839)
 Capital gain distributions...............           --              --           --          --
                                               --------         -------     --------   ---------
    Increase (decrease) in net assets
     from operations......................       25,453          61,756      169,507    (323,053)
                                               --------         -------     --------   ---------
From capital transactions:
 Net premiums.............................      402,548         417,962       11,242      18,023
 Transfers (to) from the general
  account of GE Capital Life Assurance
  Company of New York
  Death benefits..........................           --              --           --          --
  Surrenders..............................       (5,081)         (4,378)     (60,047)    (33,851)
  Cost of insurance and administrative
    expenses (note 4a)....................           --              --       (1,119)     (1,105)
  Transfers (to) from the Guarantee
    Account...............................       13,929          10,758        7,580     (35,780)
  Transfers (to) from other subaccounts...      168,208         241,744       39,339     (25,166)
                                               --------         -------     --------   ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      579,604         666,086       (3,005)    (77,879)
                                               --------         -------     --------   ---------
Increase (decrease) in net assets.........      605,057         727,842      166,502    (400,932)
                                               --------         -------     --------   ---------
Net assets at beginning of year...........           --              --      720,226   1,121,158
                                               --------         -------     --------   ---------
Net assets at end of year.................     $605,057         727,842      886,728     720,226
                                               ========         =======     ========   =========
Changes in units (note 5):
 Units purchased..........................       49,402          54,731        9,843       2,476
 Units redeemed...........................         (429)           (358)     (10,348)    (12,798)
                                               --------         -------     --------   ---------
 Net increase (decrease) in units from
  capital transactions with Contract
  owners during the years or lesser
  period ended December 31, 2003 and
  2002....................................       48,973          54,373         (505)    (10,322)
                                               ========         =======     ========   =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  Oppenheimer Variable Account Funds (continued)
                                           ------------------------------------------------------------
                                              Oppenheimer
                                           Aggressive Growth
                                              Fund/VA --       Oppenheimer Bond     Oppenheimer Capital
                                            Service Shares          Fund/VA        Appreciation Fund/VA
                                           ----------------- --------------------  --------------------
                                              Period from
                                                May 1,            Year ended            Year ended
                                                2003 to          December 31,          December 31,
                                             December 31,    --------------------  --------------------
                                                 2003           2003       2002       2003       2002
                                           ----------------- ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $   (747)       109,478    119,151    (12,208)   (10,941)
 Net realized gain (loss) on investments..        9,590          3,711    (10,629)   (98,380)  (198,619)
 Unrealized appreciation (depreciation)
   on investments.........................       (7,900)         7,733     58,725    417,773   (288,389)
 Capital gain distributions...............           --             --         --         --         --
                                               --------      ---------  ---------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................          943        120,922    167,247    307,185   (497,949)
                                               --------      ---------  ---------  ---------  ---------
From capital transactions:
 Net premiums.............................       72,202          4,500     94,166     29,515     22,329
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................           --             --     (8,492)   (47,169)     7,635
   Surrenders.............................      (54,267)      (376,392)   (95,641)   (78,198)  (110,266)
   Cost of insurance and administrative
    expenses (note 4a)....................           --         (1,637)    (1,638)    (1,436)    (1,390)
   Transfers (to) from the Guarantee
    Account...............................        3,700        (27,096)     6,948     78,800   (138,387)
   Transfers (to) from other subaccounts..       68,616       (185,686)   457,041    124,523    (38,780)
                                               --------      ---------  ---------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...       90,251       (586,311)   452,384    106,035   (258,859)
                                               --------      ---------  ---------  ---------  ---------
Increase (decrease) in net assets.........       91,194       (465,389)   619,631    413,220   (756,808)
                                               --------      ---------  ---------  ---------  ---------
Net assets at beginning of year...........           --      2,537,333  1,917,702  1,040,977  1,797,785
                                               --------      ---------  ---------  ---------  ---------
Net assets at end of year.................     $ 91,194      2,071,944  2,537,333  1,454,197  1,040,977
                                               ========      =========  =========  =========  =========
Changes in units (note 5):
 Units purchased..........................       12,222            369     49,496     21,021      3,342
 Units redeemed...........................       (4,618)       (48,517)    (9,372)   (11,447)   (31,885)
                                               --------      ---------  ---------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................        7,604        (48,148)    40,124      9,574    (28,543)
                                               ========      =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Oppenheimer Variable Account Funds (continued)
                            ---------------------------------------------------
                            Oppenheimer
                              Capital
                            Appreciation     Oppenheimer
                             Fund/VA --   Global Securities      Oppenheimer
                              Service        Fund/VA --          High Income
                               Shares      Service Shares          Fund/VA
                            ------------ ------------------  ------------------
                            Period from
                            May 1, 2003      Year ended          Year ended
                                 to         December 31,        December 31,
                            December 31, ------------------  ------------------
                                2003        2003      2002     2003      2002
                            ------------ ---------  -------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................   $ (3,009)    (12,518)  (4,324)   42,770    78,425
 Net realized gain
  (loss) on investments....      2,652      10,303  (10,412)  (33,140)  (81,726)
 Unrealized appreciation
  (depreciation) on
  investments..............     73,778     441,998  (68,170)  130,048   (44,530)
 Capital gain
  distributions............         --          --       --        --        --
                              --------   ---------  -------  --------  --------
    Increase (decrease)
     in net assets from
     operations............     73,421     439,783  (82,906)  139,678   (47,831)
                              --------   ---------  -------  --------  --------
From capital
 transactions:
 Net premiums..............    780,020     609,930  475,854     8,453       500
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits...........         --     (15,567) (15,260)       --    (8,679)
  Surrenders...............     (1,221)    (33,858) (18,198)  (35,887)  (21,997)
  Cost of insurance and
    administrative
    expenses (note 4a).....        (10)       (282)     (44)     (474)     (396)
  Transfers (to) from
    the Guarantee Account..    119,769     143,488  136,027    (3,813)    5,233
  Transfers (to) from
    other subaccounts......        (63)     89,204  146,817  (171,015)  (77,022)
                              --------   ---------  -------  --------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    898,495     792,915  725,196  (202,736) (102,361)
                              --------   ---------  -------  --------  --------
Increase (decrease) in
 net assets................    971,916   1,232,698  642,290   (63,058) (150,192)
                              --------   ---------  -------  --------  --------
Net assets at beginning
 of year...................         --     681,858   39,568   731,586   881,778
                              --------   ---------  -------  --------  --------
Net assets at end of year..   $971,916   1,914,556  681,858   668,528   731,586
                              ========   =========  =======  ========  ========
Changes in units (note
 5):
 Units purchased...........     76,380      97,905   91,904       864       726
 Units redeemed............       (110)     (5,787)  (4,076)  (21,583)  (13,842)
                              --------   ---------  -------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  Contract owners during
  the years or lesser
  period ended December
  31, 2003 and 2002........     76,270      92,118   87,828   (20,719)  (13,116)
                              ========   =========  =======  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------------------------
                                                             Oppenheimer
                                 Oppenheimer                 Main Street
                                 Main Street                  Small Cap                Oppenheimer
                                  Fund/VA --                 Fund/VA --            Multiple Strategies
                                Service Shares             Service Shares                Fund/VA
                            ---------------------  ------------------------------  ------------------
                                  Year ended                       Period from         Year ended
                                 December 31,       Year ended  September 13, 2002    December 31,
                            ---------------------  December 31,  to December 31,   ------------------
                               2003        2002        2003            2002          2003      2002
                            ----------  ---------  ------------ ------------------ --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (36,665)   (23,424)     (6,610)           (3)         14,604    18,889
 Net realized gain
   (loss) on investments...     (2,505)   (16,143)     15,211            --         (27,561)  (27,674)
 Unrealized appreciation
   (depreciation) on
   investments.............  1,064,914   (378,953)    164,450           (26)        191,276  (131,304)
 Capital gain
   distributions...........         --         --          --            --              --    13,535
                            ----------  ---------   ---------         -----        --------  --------
    Increase (decrease)
     in net assets from
     operations............  1,025,744   (418,520)    173,051           (29)        178,319  (126,554)
                            ----------  ---------   ---------         -----        --------  --------
From capital
 transactions:
 Net premiums..............  1,549,153  2,336,042     796,161         1,508             504    17,832
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........    (48,040)   (37,719)         --            --          (1,135)  (15,993)
   Surrenders..............   (185,322)   (37,264)     (4,228)           --         (31,344)  (48,246)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (784)      (166)         --            --            (600)     (552)
   Transfers (to) from
    the Guarantee Account..    467,657    577,162     170,413            29         (41,632)  165,724
   Transfers (to) from
    other subaccounts......   (163,510)   638,798      98,076            --        (147,907)   (5,592)
                            ----------  ---------   ---------         -----        --------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  1,619,154  3,476,853   1,060,422         1,537        (222,114)  113,173
                            ----------  ---------   ---------         -----        --------  --------
Increase (decrease) in
 net assets................  2,644,898  3,058,333   1,233,473         1,508         (43,795)  (13,381)
                            ----------  ---------   ---------         -----        --------  --------
Net assets at beginning
 of year...................  3,192,016    133,683       1,508            --         908,221   921,602
                            ----------  ---------   ---------         -----        --------  --------
Net assets at end of year.. $5,836,914  3,192,016   1,234,981         1,508         864,426   908,221
                            ==========  =========   =========         =====        ========  ========
Changes in units (note
 5):
 Units purchased...........    242,329    411,537      92,498           160              46    14,935
 Units redeemed............    (47,667)    (8,773)       (368)           --         (20,275)   (5,741)
                            ----------  ---------   ---------         -----        --------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................    194,662    402,764      92,130           160         (20,229)    9,194
                            ==========  =========   =========         =====        ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                     PIMCO Variable
                                               PBHG Insurance Series Fund, Inc.      Insurance Trust
                                           ---------------------------------------  ----------------
                                                                       PBHG           Foreign Bond
                                                   PBHG              Large Cap        Portfolio --
                                                Growth II             Growth         Administrative
                                                Portfolio            Portfolio        Class Shares
                                           -------------------  ------------------  ----------------
                                                Year ended          Year ended         Year ended
                                               December 31,        December 31,       December 31,
                                           -------------------  ------------------  ----------------
                                              2003      2002      2003      2002      2003     2002
                                           ---------  --------  --------  --------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (4,665)   (6,521)   (8,911)  (11,022)   1,610    1,302
 Net realized gain (loss) on investments..  (165,631) (157,603) (107,897)  (90,868)     414       82
 Unrealized appreciation (depreciation)
   on investments.........................   240,780   (19,833)  278,180  (182,717)  (1,537)   3,710
 Capital gain distributions...............        --        --        --        --       --      641
                                           ---------  --------  --------  --------  -------  -------
    Increase (decrease) in net assets
     from operations......................    70,484  (183,957)  161,372  (284,607)     487    5,735
                                           ---------  --------  --------  --------  -------  -------
From capital transactions:
 Net premiums.............................       562     3,515        --    27,964      570  125,394
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --        --        --        --       --       --
   Surrenders.............................   (45,958)  (29,519)  (27,350)  (23,921)  (3,880)  (1,212)
   Cost of insurance and administrative
    expenses (note 4a)....................      (727)     (584)     (614)     (525)     (28)     (13)
   Transfers (to) from the Guarantee
    Account...............................   (14,423)  (11,007)   (1,422)  (39,041)   4,997    9,143
   Transfers (to) from other subaccounts..   (13,715)  (39,755)  (31,958)  (41,224)   4,966   12,685
                                           ---------  --------  --------  --------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (74,261)  (77,350)  (61,344)  (76,747)   6,625  145,997
                                           ---------  --------  --------  --------  -------  -------
Increase (decrease) in net assets.........    (3,777) (261,307)  100,028  (361,354)   7,112  151,732
                                           ---------  --------  --------  --------  -------  -------
Net assets at beginning of year...........   342,395   603,702   613,479   974,833  170,497   18,765
                                           ---------  --------  --------  --------  -------  -------
Net assets at end of year................. $ 338,618   342,395   713,507   613,479  177,609  170,497
                                           =========  ========  ========  ========  =======  =======
Changes in units (note 5):
 Units purchased..........................        79       495        --     2,913      957   14,179
 Units redeemed...........................   (10,567)  (11,410)   (7,478)  (10,850)    (369)    (118)
                                           ---------  --------  --------  --------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (10,488)  (10,915)   (7,478)   (7,937)     588   14,061
                                           =========  ========  ========  ========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      PIMCO Variable Insurance Trust (continued)
                                           ----------------------------------------------------------------
                                                                      Long-Term
                                                High Yield         U.S. Government         Total Return
                                               Portfolio --         Portfolio --           Portfolio --
                                              Administrative       Administrative         Administrative
                                               Class Shares         Class Shares           Class Shares
                                           -------------------  --------------------  ---------------------
                                                Year ended           Year ended             Year ended
                                               December 31,         December 31,           December 31,
                                           -------------------  --------------------  ---------------------
                                              2003       2002      2003       2002       2003        2002
                                           ----------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   79,654   29,794    120,034     40,131     158,382     88,808
 Net realized gain (loss) on investments..     22,361   (5,145)   (11,831)    37,069      42,139      6,954
 Unrealized appreciation (depreciation)
   on investments.........................    147,059   (2,657)   (43,310)    22,432      34,463    155,010
 Capital gain distributions...............         --       --     31,860    179,179      47,001     89,326
                                           ----------  -------  ---------  ---------  ----------  ---------
    Increase (decrease) in net assets
     from operations......................    249,074   21,992     96,753    278,811     281,985    340,098
                                           ----------  -------  ---------  ---------  ----------  ---------
From capital transactions:
 Net premiums.............................    986,786  629,113    838,141  2,813,285   2,756,062  5,781,708
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (74,240)  (7,069)  (189,250)   (55,892)   (129,468)   (80,226)
   Surrenders.............................    (49,373)  (9,423)  (252,576)   (41,375)   (517,838)  (126,775)
   Cost of insurance and administrative
    expenses (note 4a)....................       (228)     (35)      (826)      (135)     (1,291)      (147)
   Transfers (to) from the Guarantee
    Account...............................    269,625  178,547    269,546    470,113     813,684    931,653
   Transfers (to) from other subaccounts..     47,172   28,283     40,436    765,441     780,606    551,357
                                           ----------  -------  ---------  ---------  ----------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,179,742  819,416    705,471  3,951,437   3,701,755  7,057,570
                                           ----------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets.........  1,428,816  841,408    802,224  4,230,248   3,983,740  7,397,668
                                           ----------  -------  ---------  ---------  ----------  ---------
Net assets at beginning of year...........    898,723   57,315  4,468,676    238,428   7,628,177    230,509
                                           ----------  -------  ---------  ---------  ----------  ---------
Net assets at end of year................. $2,327,539  898,723  5,270,900  4,468,676  11,611,917  7,628,177
                                           ==========  =======  =========  =========  ==========  =========
Changes in units (note 5):
 Units purchased..........................    116,427   88,358     94,939    358,257     387,579    690,450
 Units redeemed...........................    (11,115)  (1,733)   (37,038)    (8,598)    (57,572)   (19,579)
                                           ----------  -------  ---------  ---------  ----------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    105,312   86,625     57,901    349,659     330,007    670,871
                                           ==========  =======  =========  =========  ==========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                The Prudential        Rydex Variable
                                               Series Fund, Inc.           Trust
                                           ------------------------  ----------------
                                             Jennison
                                           20/20 Focus    Jennison
                                           Portfolio -- Portfolio --
                                             Class II     Class II       OTC Fund
                                           ------------ ------------ ----------------
                                           Period from  Period from
                                           May 1, 2003  May 1, 2003     Year ended
                                                to           to        December 31,
                                           December 31, December 31, ----------------
                                               2003         2003       2003     2002
                                           ------------ ------------ -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $--           (373)    (4,677)  (1,892)
 Net realized gain (loss) on investments..      --            193      3,332   (1,236)
 Unrealized appreciation (depreciation)
   on investments.........................      --          5,733    107,560  (49,438)
 Capital gain distributions...............      --             --         --       --
                                               ---         ------    -------  -------
    Increase (decrease) in net assets
     from operations......................      --          5,553    106,215  (52,566)
                                               ---         ------    -------  -------
From capital transactions:
 Net premiums.............................      --         58,662     75,789  132,173
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................      --             --         --       --
   Surrenders.............................      --           (195)   (21,659)    (673)
   Cost of insurance and administrative
    expenses (note 4a)....................      --             --        (67)     (15)
   Transfers (to) from the Guarantee
    Account...............................      --             78     29,291  117,065
   Transfers (to) from other subaccounts..      --             --     26,743    7,535
                                               ---         ------    -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      --         58,545    110,097  256,085
                                               ---         ------    -------  -------
Increase (decrease) in net assets.........      --         64,098    216,312  203,519
Net assets at beginning of year...........      --             --    206,167    2,648
                                               ---         ------    -------  -------
Net assets at end of year.................     $--         64,098    422,479  206,167
                                               ===         ======    =======  =======
Changes in units (note 5):
 Units purchased..........................      --          5,308     17,719   36,955
 Units redeemed...........................      --            (18)    (2,927)     (98)
                                               ---         ------    -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      --          5,290     14,792   36,857
                                               ===         ======    =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Salomon Brothers Variable Series Fund Inc
                                           -----------------------------------------------------------------
                                                                               Salomon           Salomon
                                                             Salomon          Brothers          Brothers
                                             Salomon        Brothers          Variable          Variable
                                             Brothers       Variable          Strategic           Total
                                           Variable All     Investors           Bond             Return
                                           Cap Fund --       Fund --           Fund --           Fund --
                                             Class II        Class I           Class I           Class I
                                           ------------ ----------------  ----------------  ----------------
                                           Period from
                                           May 1, 2003     Year ended        Year ended        Year ended
                                                to        December 31,      December 31,      December 31,
                                           December 31, ----------------  ----------------  ----------------
                                               2003       2003     2002     2003     2002     2003     2002
                                           ------------ -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $   (89)       116     (841)  14,606    9,466      173      557
 Net realized gain (loss) on investments..        14     (9,821) (11,829)  17,870      931   (1,838)    (303)
 Unrealized appreciation (depreciation)
   on investments.........................     2,210     59,067  (53,202)  (4,148)   5,283   15,893   (9,335)
 Capital gain distributions...............        --         --       --    7,992       --    1,404       --
                                             -------    -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from operations......................     2,135     49,362  (65,872)  36,320   15,680   15,632   (9,081)
                                             -------    -------  -------  -------  -------  -------  -------
From capital transactions:
 Net premiums.............................    19,338         --       --       --       --       --    4,770
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --         --       --       --   (1,567)      --       --
   Surrenders.............................        --    (20,517) (33,507) (95,439) (15,246) (12,337)  (3,611)
   Cost of insurance and administrative
    expenses (note 4a)....................        --       (164)    (176)    (280)    (218)    (104)     (78)
   Transfers (to) from the Guarantee
    Account...............................    16,875    (19,578)  17,827   29,876  (25,092) (30,282)   4,983
   Transfers (to) from other subaccounts..        --     12,083   16,018  123,906  138,659    8,688   41,081
                                             -------    -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    36,213    (28,176)     162   58,063   96,536  (34,035)  47,145
                                             -------    -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets.........    38,348     21,186  (65,710)  94,383  112,216  (18,403)  38,064
                                             -------    -------  -------  -------  -------  -------  -------
Net assets at beginning of year...........        --    183,426  249,136  269,585  157,369  139,712  101,648
                                             -------    -------  -------  -------  -------  -------  -------
Net assets at end of year.................   $38,348    204,612  183,426  363,968  269,585  121,309  139,712
                                             =======    =======  =======  =======  =======  =======  =======
Changes in units (note 5):
 Units purchased..........................     2,967      1,322    3,488   12,478   12,082      880    5,127
 Units redeemed...........................        --     (4,426)  (4,149)  (7,757)  (3,674)  (4,325)    (372)
                                             -------    -------  -------  -------  -------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     2,967     (3,104)    (661)   4,721    8,408   (3,445)   4,755
                                             =======    =======  =======  =======  =======  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Scudder Variable Series II
                                           -------------------------------------------
                                              Scudder       SVS Dreman     SVS Dreman
                                             Technology    High Return     Small Cap
                                               Growth         Equity         Value
                                            Portfolio --   Portfolio --   Portfolio --
                                           Class B Shares Class B Shares Class B Shares
                                           -------------- -------------- --------------
                                            Period from    Period from    Period from
                                            May 1, 2003    May 1, 2003    May 1, 2003
                                                 to             to             to
                                            December 31,   December 31,   December 31,
                                                2003           2003           2003
                                           -------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    $  (314)           (29)          (230)
 Net realized gain (loss) on investments..      5,699          4,111           (213)
 Unrealized appreciation (depreciation)
   on investments.........................      2,697         43,522          7,012
 Capital gain distributions...............         --             --             --
                                              -------        -------         ------
    Increase (decrease) in net assets
     from operations......................      8,082         47,604          6,569
                                              -------        -------         ------
From capital transactions:
 Net premiums.............................     42,155        208,109         43,392
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................         --             --             --
   Surrenders.............................         --           (926)            --
   Cost of insurance and administrative
    expenses (note 4a)....................         --             --             --
   Transfers (to) from the Guarantee
    Account...............................      6,046         21,741          1,427
   Transfers (to) from other subaccounts..     (1,074)          (219)          (218)
                                              -------        -------         ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     47,127        228,705         44,601
                                              -------        -------         ------
Increase (decrease) in net assets.........     55,209        276,309         51,170
Net assets at beginning of year...........         --             --             --
                                              -------        -------         ------
Net assets at end of year.................    $55,209        276,309         51,170
                                              =======        =======         ======
Changes in units (note 5):
 Units purchased..........................      3,776         22,316          3,836
 Units redeemed...........................        (85)          (112)           (19)
                                              -------        -------         ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      3,691         22,204          3,817
                                              =======        =======         ======

                                                    Van Kampen Life Investment Trust
                                           --------------------------------------------------


                                                   Comstock               Emerging Growth
                                                 Portfolio --              Portfolio --
                                                Class II Shares           Class II Shares
                                           ------------------------  ------------------------
                                                        Period from               Period from
                                                        May 1, 2002               May 1, 2002
                                            Year ended       to       Year ended       to
                                           December 31, December 31, December 31, December 31,
                                               2003         2002         2003         2002
                                           ------------ ------------ ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (2,418)         (46)        (500)         (57)
 Net realized gain (loss) on investments..     6,161            1        1,392        1,052
 Unrealized appreciation (depreciation)
   on investments.........................    53,297           90        5,922           --
 Capital gain distributions...............        --           --           --           --
                                             -------       ------       ------      -------
    Increase (decrease) in net assets
     from operations......................    57,040           45        6,814          995
                                             -------       ------       ------      -------
From capital transactions:
 Net premiums.............................   376,479           --       38,784       20,522
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................   (21,105)          --           --           --
   Surrenders.............................    (2,006)          --         (401)          --
   Cost of insurance and administrative
    expenses (note 4a)....................        (4)          --           --           --
   Transfers (to) from the Guarantee
    Account...............................    41,868            3       27,414       (1,174)
   Transfers (to) from other subaccounts..    24,900       20,343        9,830      (20,343)
                                             -------       ------       ------      -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   420,132       20,346       75,627         (995)
                                             -------       ------       ------      -------
Increase (decrease) in net assets.........   477,172       20,391       82,441           --
Net assets at beginning of year...........    20,391           --           --           --
                                             -------       ------       ------      -------
Net assets at end of year.................   497,563       20,391       82,441           --
                                             =======       ======       ======      =======
Changes in units (note 5):
 Units purchased..........................    48,043        2,539        9,702        2,830
 Units redeemed...........................    (2,510)          --          (51)      (2,830)
                                             -------       ------       ------      -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    45,533        2,539        9,651           --
                                             =======       ======       ======      =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2003


(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Capital Life.

   GE Capital Life is a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, GE Capital Life was transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, GE Capital Life was the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (UPL). UPL later changed its name to General Electric Capital Assurance Company (GECA). On February 1, 1996, First GNA Life Insurance Company of New York changed its name to GE Capital Life. In January 1999, GE Capital Life became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

   GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (GEI). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (GECC), which in turn is wholly-owned, directly or indirectly, by General Electric Company (GE).

   On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Capital Life, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

   Effective May 1, 2003, the following Portfolios were added to the Account:

AIM Variable Insurance Funds                            Nations Separate Account Trust
   AIM V.I. Basic Value Fund -- Series II Shares           Nations Marsico Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.      Nations Marsico International Opportunities Portfolio
   Technology Portfolio -- Class B                      Oppenheimer Variable Account Funds
Eaton Vance Variable Trust                                 Oppenheimer Aggressive Growth Fund/VA --
   VT Floating-Rate Income Fund                              Service Shares
   VT Worldwide Health Sciences Fund                       Oppenheimer Capital Appreciation Fund/VA --
Federated Insurance Series                                   Service Shares
   Federated Kaufmann Fund II -- Service Shares            Oppenheimer Main Street Small Cap Fund/VA --
Fidelity Variable Insurance Products Fund III (VIP III)      Service Shares
   VIP III Dynamic Capital Appreciation Portfolio --    Salomon Brothers Variable Series Fund Inc
     Service Class 2                                       Salomon Brothers Variable All Cap Fund -- Class II
GE Investments Funds, Inc.                              The Prudential Series Fund, Inc.
   Real Estate Securities Fund                             Jennison 20/20 Focus Portfolio -- Class II
   Total Return Fund                                       Jennison Portfolio -- Class II
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
     Fund -- Class II

All designated portfolios described above are series type mutual funds.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


   Effective November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

   During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund Series I Shares to AIM V. I. Premier Equity Fund Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio Administrative Class Shares to High Yield Portfolio Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio Administrative Class Shares to Long-Term U. S. Government Portfolio Administrative Class Shares, and its Total Return Bond Portfolio Administrative Class Shares to Total Return Portfolio Administrative Class Shares.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Class

   There are six unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. As of December 31, 2003, there were no outstanding units for type VI.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d)  Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

                                                                                Cost of    Proceeds
                                                                                 Shares      from
                                Fund/Portfolio                                  Acquired  Shares Sold
                                --------------                                 ---------- -----------
AIM Variable Insurance Funds, Inc.
 AIM V.I. Aggressive Growth Fund -- Series I Shares........................... $   67,165 $   25,361
 AIM V.I. Basic Value Fund -- Series II Shares................................    374,103     44,111
 AIM V.I. Blue Chip Fund -- Series I Shares...................................     53,874        217
 AIM V.I. Capital Appreciation Fund -- Series I Shares........................    163,733     36,202
 AIM V.I. Growth Fund -- Series I Shares......................................    442,663    288,666
 AIM V.I. Premier Equity Fund -- Series I Shares..............................    389,757    350,541
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................     49,651     80,770
 Alger American Small Capitalization Portfolio -- Class O Shares..............    164,915    225,715
AllianceBernstein Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B.......................................  2,565,267    855,097
 Premier Growth Portfolio -- Class B..........................................  1,570,868    970,673
 Quasar Portfolio -- Class B..................................................     17,992      8,108
 Technology Portfolio -- Class B..............................................    305,434    122,914
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    118,727     24,533
 VP International Fund -- Class I.............................................     21,798        367
 VP Ultra Fund -- Class I.....................................................     17,513         67
 VP Value Fund -- Class I.....................................................    716,341     29,243
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....     27,138        207
 Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares     95,248    255,800
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................     14,172      4,055
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........     55,171      6,816
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................................  1,282,512    109,170
 VT Income Fund of Boston.....................................................    187,021     44,005
 VT Worldwide Health Sciences Fund............................................    278,796     11,882
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........................     23,959     86,412
 Federated Capital Income Fund II.............................................     39,194     19,858
 Federated High Income Bond Fund II -- Primary Shares.........................    201,080    148,352
 Federated High Income Bond Fund II -- Service Shares.........................  1,038,019    405,287
 Federated International Small Company Fund II................................    192,196    262,595
 Federated Kaufmann Fund II -- Service Shares.................................    482,899    104,426
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio -- Initial Class.................................    409,540    468,961
 VIP Equity-Income Portfolio -- Service Class 2...............................  2,913,467  1,271,406
 VIP Growth Portfolio--Initial Class..........................................    156,811    301,178
 VIP Growth Portfolio -- Service Class 2......................................    672,569    167,866
 VIP Overseas Portfolio -- Initial Class......................................    152,699    144,610

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                    Cost of    Proceeds
                                                                     Shares      from
                          Fund/Portfolio                            Acquired  Shares Sold
                          --------------                           ---------- -----------
Fidelity Variable Insurance Products Fund II (VIP II)
 VIP II Asset ManagerSM Portfolio -- Initial Class................ $   34,631 $   95,555
 VIP II Contrafund(R) Portfolio -- Initial Class..................    264,297    656,699
 VIP II Contrafund(R) Portfolio -- Service Class 2................  1,720,753    424,042
Fidelity Variable Insurance Products Fund III (VIP III)
 VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2         --         --
 VIP III Growth & Income Portfolio -- Initial Class...............     99,059    113,755
 VIP III Growth & Income Portfolio -- Service Class 2.............    828,425    222,984
 VIP III Growth Opportunities Portfolio -- Initial Class..........     52,251     73,408
 VIP III Mid Cap Portfolio -- Service Class 2.....................  1,579,343    611,037
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares......     91,215     10,736
 Mutual Shares Securities Fund -- Class 2 Shares..................    130,432        556
 Templeton Foreign Securities Fund -- Class 2 Shares..............    539,942     29,856
 Templeton Global Asset Allocation Fund -- Class 2 Shares.........     39,514     12,933
GE Investments Funds, Inc.
 Global Income Fund...............................................    249,359    350,076
 Income Fund......................................................  1,930,530    962,284
 International Equity Fund........................................     19,422     70,157
 Mid-Cap Value Equity Fund........................................  1,479,636    683,059
 Money Market Fund................................................  7,581,090  9,560,168
 Premier Growth Equity Fund.......................................    568,714    392,213
 Real Estate Securities Fund......................................    953,000    222,961
 S&P 500(R) Index Fund............................................  6,616,608  2,458,414
 Small-Cap Value Equity Fund......................................  1,857,530    696,685
 Total Return Fund................................................    940,608    381,549
 U.S. Equity Fund.................................................    515,578    589,336
 Value Equity Fund................................................    662,293    192,663
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.............................    110,273     56,468
 Goldman Sachs Mid Cap Value Fund.................................    298,316    347,007
Greenwich Street Series Fund
 Salomon Brothers Variable Emerging Growth Fund -- Class II.......     44,315     14,470
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares.......................    360,529    876,466
 Balanced Portfolio -- Service Shares.............................  2,013,024    786,615
 Capital Appreciation Portfolio -- Institutional Shares...........    193,203    513,418
 Capital Appreciation Portfolio -- Service Shares.................    142,761    116,074
 Flexible Income Portfolio -- Institutional Shares................    106,667    117,317
 Global Life Sciences Portfolio -- Service Shares.................     69,728     26,615
 Global Technology Portfolio -- Service Shares....................     30,607     61,640
 Growth Portfolio -- Institutional Shares.........................    202,500    451,157
 Growth Portfolio -- Service Shares...............................    114,474     29,356
 International Growth Portfolio -- Institutional Shares...........    105,180    168,143
 International Growth Portfolio -- Service Shares.................    689,982    366,801
 Mid Cap Growth Portfolio -- Institutional Shares.................    281,439    390,097
 Mid Cap Growth Portfolio -- Service Shares.......................     86,569     57,912

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                     Cost of    Proceeds
                                                                      Shares      from
                          Fund/Portfolio                             Acquired  Shares Sold
                          --------------                            ---------- -----------
 Worldwide Growth Portfolio -- Institutional Shares................ $  167,367 $  428,542
 Worldwide Growth Portfolio -- Service Shares......................    194,437     86,925
J.P. Morgan Series Trust II
 Bond Portfolio....................................................    350,744     24,495
 International Opportunities Portfolio.............................     32,166     11,151
 Mid Cap Value Portfolio...........................................    806,275    101,217
 Small Company Portfolio...........................................     85,838      1,640
 U.S. Large Cap Core Equity Portfolio..............................     52,654      1,354
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares......    636,898    210,227
 MFS(R) Investors Trust Series -- Service Class Shares.............  1,333,033    786,215
 MFS(R) New Discovery Series -- Service Class Shares...............    780,155    320,068
 MFS(R) Strategic Income Series -- Service Class Shares............     97,328      9,275
 MFS(R) Total Return Series -- Service Class Shares................    229,576     39,741
 MFS(R) Utilities Series -- Service Class Shares...................    188,313     61,543
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..................................    939,703    362,050
 Nations Marsico International Opportunities Portfolio.............    885,936    222,993
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.............................    106,342    121,659
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...........    165,855     76,909
 Oppenheimer Bond Fund/VA..........................................    556,873  1,034,234
 Oppenheimer Capital Appreciation Fund/VA..........................    326,893    235,503
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares........    954,305     60,550
 Oppenheimer Global Securities Fund/VA -- Service Shares...........  1,010,470    233,059
 Oppenheimer High Income Fund/VA...................................    294,260    454,598
 Oppenheimer Main Street Fund/VA -- Service Shares.................  2,798,336  1,226,193
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.......  1,190,215    136,677
 Oppenheimer Multiple Strategies Fund/VA...........................     56,995    264,687
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..........................................     17,519     96,569
 PBHG Large Cap Growth Portfolio...................................     51,528    121,920
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class Shares.............     22,157     14,315
 High Yield Portfolio -- Administrative Class Shares...............  1,731,367    477,632
 Long-Term U.S. Government Portfolio -- Administrative Class Shares  2,765,236  1,812,507
 Total Return Portfolio -- Administrative Class Shares.............  6,077,968  2,150,001
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................         --         --
 Jennison Portfolio -- Class II....................................     70,988     12,814
Rydex Variable Trust
 OTC Fund..........................................................    161,227     55,859
Salomon Brothers Variable Series Fund Inc
 Salomon Brothers Variable All Cap Fund -- Class II................     35,789         99
 Salomon Brothers Variable Investors Fund -- Class I...............     32,578     44,458
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........    373,216    292,585
 Salomon Brothers Variable Total Return Fund -- Class I............     25,227     57,704

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                           Cost of   Proceeds
                                                            Shares     from
                      Fund/Portfolio                       Acquired Shares Sold
                      --------------                       -------- -----------
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.... $ 73,234  $ 26,446
 SVS Dreman High Return Equity Portfolio -- Class B Shares  263,433    34,745
 SVS Dreman Small Cap Value Portfolio -- Class B Shares...   51,553     7,179
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares....................  533,016   118,179
 Emerging Growth Portfolio -- Class II Shares.............  122,538    47,481

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The Death Benefit Rider Option is a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are now discussed by unit type.

                                                                                                                      Enhanced
                                                                        Administrative Mortality and                  Payment
                                                                           Expense     Expense Risk                  Rider as a
                                                                         Charges as a  Charges as a                  percentage
                                                                        percentage of  percentage of                of the daily
     Contract                                                           the daily net  the daily net                 net assets
Unit   Form                                        Annual Contract      assets of the  assets of the Optional Death    of the
Type  Number         Surrender Charges            Maintenance Charge       Account        Account    Benefit Rider    Account
---- -------- -------------------------------- ------------------------ -------------- ------------- -------------- ------------
I    NY1066   6% or less within seven years of $25 if contract value is     0.15%          1.25%         0.25%          N/A
              any purchase payment             $75,000 or less

II   NY1155   6% or less within seven years of $30 if contract value is     0.15%          1.30%          N/A           N/A
              any purchase payment             $40,000 or less

III  NY1155   6% or less within seven years of $30 if contract value is     0.15%          1.50%          N/A           N/A
              any purchase payment             $40,000 or less

IV   NY1155   8% or less within nine years of  $30 if contract value is     0.15%          1.30%          N/A          0.15%
              any purchase payment             $40,000 or less

V    NY1155   8% or less within nine years of  $30 if contract value        0.15%          1.50%          N/A          0.15%
              any purchase payment             $40,000 or less

VI   NY1157   6% or less within four years of  None                         0.15%          1.55%         0.20%          N/A
              any purchase

N/A -- not applicable

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuities issued by GE Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund,. 50% Income Fund, 1.00% maximum for the International Equity Fund, .65% Mid-Cap Value Equity Fund, .50% maximum for the Money Market Fund, .65% Premier Growth Equity Fund, .85% maximum for the Real Estate Securities Fund, .35% for the S&P 500(R) Index Fund, .80% for the Small-Cap Value Equity Fund, .50% maximum Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $9.9 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2003.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


   Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                     Net Assets     Expenses as a Investment
                                                  ----------------- % of Average    Income    Total
Type I:                                    Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                   ------- ---------- ------ ------------- ---------- ------
The Alger American Fund:
  Alger American Growth Portfolio --
   Class O Shares
   2003..................................  91,917   $ 9.39   $  863     1.40%        0.00%    33.27%
   2002..................................  94,583     7.05      667     1.40%        0.04%   (33.93)%
   2001.................................. 116,401    10.67    1,242     1.40%        0.24%   (13.06)%
  Alger American Small Capitalization
   Portfolio -- Class O Shares
   2003.................................. 102,876     7.45      766     1.40%        0.00%    40.36%
   2002.................................. 112,540     5.30      596     1.40%        0.00%   (27.26)%
   2001.................................. 120,238     7.29      877     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003..................................   6,469    12.30       80     1.40%        0.66%    23.04%
Federated Insurance Series:
  Federated American Leaders Fund II --
   Primary Shares
   2003..................................  64,306    10.39      668     1.40%        1.56%    25.91%
   2002..................................  71,618     8.25      591     1.40%        1.22%   (21.33)%
   2001..................................  86,104    10.49      903     1.40%        1.31%    (4.06)%
  Federated Capital Income Fund II
   2003..................................  59,546     7.47      445     1.40%        6.45%    18.99%
   2002..................................  59,594     6.28      374     1.40%        5.49%   (25.01)%
   2001..................................  66,291     8.37      555     1.40%        3.19%   (14.93)%
  Federated High Income Bond Fund II --
   Primary Shares
   2003..................................  42,992    10.54      453     1.40%        7.69%    20.51%
   2002..................................  39,512     8.75      346     1.40%        9.72%    (0.03)%
   2001..................................  35,628     8.75      312     1.40%        9.99%    (0.04)%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Initial Class
   2003.................................. 197,885    11.17    2,210     1.40%        1.82%    28.51%
   2002.................................. 205,624     8.69    1,787     1.40%        1.72%   (18.11)%
   2001.................................. 205,859    10.61    2,184     1.40%        1.20%    (6.29)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  VIP Growth Portfolio -- Initial Class
   2003................................. 167,788   $ 9.73   $1,633     1.40%        0.28%    30.99%
   2002................................. 184,088     7.43    1,368     1.40%        0.26%   (31.08)%
   2001................................. 220,112    10.78    2,373     1.40%        0.07%   (18.81)%
  VIP Overseas Portfolio -- Initial
   Class
   2003.................................  80,335     9.26      744     1.40%        0.82%    41.37%
   2002.................................  79,406     6.55      520     1.40%        0.78%   (21.40)%
   2001.................................  76,209     8.34      636     1.40%        4.17%   (22.28)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Asset Manager/SM/ Portfolio --
   Initial Class
   2003.................................  29,599    10.68      316     1.40%        3.81%    16.33%
   2002.................................  36,459     9.18      335     1.40%        3.89%   (10.00)%
   2001.................................  38,600    10.20      394     1.40%        3.28%    (5.44)%
  VIP II Contrafund(R) Portfolio --
   Initial Class
   2003................................. 230,813    11.94    2,756     1.40%        0.49%    26.67%
   2002................................. 266,682     9.43    2,515     1.40%        0.86%   (10.62)%
   2001................................. 292,608    10.55    3,087     1.40%        0.77%   (13.48)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Initial Class
   2003................................. 116,496    10.04    1,169     1.40%        1.18%    22.05%
   2002................................. 118,325     8.22      973     1.40%        1.42%   (17.78)%
   2001................................. 129,686    10.00    1,297     1.40%        1.06%   (10.03)%
  VIP III Growth Opportunities
   Portfolio -- Initial Class
   2003.................................  91,860     7.68      705     1.40%        0.78%    28.06%
   2002.................................  94,861     5.99      568     1.40%        1.07%   (22.94)%
   2001................................. 107,227     7.78      834     1.40%        0.34%   (15.63)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003.................................   1,256    13.94       18     1.40%        0.21%    39.35%
GE Investments Funds, Inc:
  Global Income Fund
   2003.................................  17,934    11.83      212     1.40%        2.17%    10.13%
   2002.................................  26,915    10.74      289     1.40%        0.72%    15.00%
   2001.................................  18,108     9.34      169     1.40%        0.00%    (3.06)%
  Income Fund
   2003.................................  96,450    12.82    1,237     1.40%        6.61%     2.15%
   2002................................. 139,847    12.55    1,755     1.40%        3.28%     8.35%
   2001................................. 107,991    11.58    1,251     1.40%        7.77%     5.92%
  International Equity Fund
   2003.................................  26,855     8.38      225     1.40%        0.86%    35.98%
   2002.................................  33,523     6.16      207     1.40%        1.00%   (24.90)%
   2001.................................  32,993     8.21      271     1.40%        1.08%   (21.97)%
  Mid-Cap Value Equity Fund
   2003.................................  95,662    13.21    1,263     1.40%        1.57%    31.08%
   2002.................................  82,630    10.07      832     1.40%        1.07%   (14.97)%
   2001.................................  72,587    11.85      860     1.40%        1.14%    (1.09)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  Money Market Fund
   2003................................. 214,660   $11.23   $2,410     1.40%        0.79%    (0.63)%
   2002................................. 441,788    11.30    4,992     1.40%        1.43%     0.06%
   2001................................. 551,692    11.29    6,229     1.40%        3.91%     2.51%
  Premier Growth Equity Fund
   2003................................. 201,303     8.67    1,745     1.40%        0.19%    27.11%
   2002................................. 228,482     6.82    1,558     1.40%        0.05%   (22.12)%
   2001................................. 217,761     8.76    1,908     1.40%        0.14%   (10.42)%
  Real Estate Securities Fund
   2003.................................  34,654    16.79      582     1.40%        9.97%    35.46%
   2002.................................  21,508    12.40      267     1.40%        3.47%    (2.73)%
   2001.................................  18,334    12.74      234     1.40%        5.14%    10.27%
  S&P 500(R) Index Fund
   2003................................. 753,975     9.53    7,182     1.40%        1.60%    26.48%
   2002................................. 793,100     7.53    5,972     1.40%        1.64%   (23.45)%
   2001................................. 867,363     9.84    8,535     1.40%        1.33%   (13.50)%
  Small-Cap Value Equity Fund
   2003.................................  18,848    12.83      242     1.40%        0.08%    28.33%
  Total Return Fund
   2003.................................  68,314    12.18      832     1.40%        1.76%    18.63%
   2002.................................  77,826    10.26      798     1.40%        2.10%   (10.58)%
   2001.................................  86,294    11.48      991     1.40%        4.13%    (4.26)%
  U.S. Equity Fund
   2003................................. 239,781    10.74    2,574     1.40%        0.93%    21.55%
   2002................................. 262,389     8.83    2,317     1.40%        0.88%   (20.39)%
   2001................................. 290,715    11.09    3,224     1.40%        1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust :
  Goldman Sachs Growth and Income Fund
   2003.................................  50,734     8.93      453     1.40%        1.45%    22.62%
   2002.................................  43,415     7.28      316     1.40%        1.41%   (12.58)%
   2001.................................  49,039     8.33      408     1.40%        0.53%   (10.61)%
  Goldman Sachs Mid Cap Value Fund
   2003................................. 106,801    15.96    1,705     1.40%        0.91%    26.60%
   2002................................. 111,631    12.61    1,408     1.40%        0.94%    (6.03)%
   2001................................. 110,847    13.42    1,488     1.40%        1.14%    10.48%
Janus Aspen Series:
  Balanced Portfolio -- Institutional
   Shares
   2003................................. 390,966    13.14    5,138     1.40%        2.19%    12.46%
   2002................................. 436,123    11.69    5,098     1.40%        2.41%    (7.75)%
   2001................................. 463,443    12.67    5,872     1.40%        1.39%    (6.01)%
  Capital Appreciation Portfolio --
   Institutional Shares
   2003................................. 298,587    11.63    3,472     1.40%        0.48%    18.85%
   2002................................. 326,788     9.78    3,196     1.40%        0.56%   (16.85)%
   2001................................. 395,372    11.77    4,654     1.40%        0.43%   (22.78)%
  Flexible Income Portfolio --
   Institutional Shares
   2003.................................  32,282    13.03      421     1.40%        4.80%     4.91%
   2002.................................  34,323    12.42      426     1.40%        5.07%     8.93%
   2001.................................  19,390    11.41      221     1.40%        3.55%     6.22%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  Growth Portfolio -- Institutional
   Shares
   2003................................. 239,349   $ 9.33   $2,232     1.40%        0.09%    29.89%
   2002................................. 267,105     7.18    1,918     1.40%        0.00%   (27.54)%
   2001................................. 320,393     9.91    3,175     1.40%        0.02%   (25.79)%
  International Growth Portfolio --
   Institutional Shares
   2003................................. 130,958    10.23    1,340     1.40%        1.23%    33.03%
   2002................................. 138,128     7.69    1,062     1.40%        0.85%   (26.63)%
   2001................................. 157,443    10.49    1,652     1.40%        0.32%   (24.32)%
  Mid Cap Growth Portfolio --
   Institutional Shares
   2003................................. 312,231     9.74    3,041     1.40%        0.00%    33.22%
   2002................................. 322,388     7.31    2,357     1.40%        0.00%   (28.94)%
   2001................................. 362,970    10.29    3,735     1.40%        0.00%   (40.30)%
  Worldwide Growth Portfolio --
   Institutional Shares
   2003................................. 224,455     9.18    2,061     1.40%        1.09%    22.26%
   2002................................. 258,634     7.51    1,942     1.40%        0.86%   (26.54)%
   2001................................. 307,051    10.22    3,138     1.40%        0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series --
   Service Class Shares
   2003.................................   5,168    12.74       66     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
   2003.................................  95,143     9.32      887     1.40%        0.00%    23.84%
   2002.................................  95,648     7.53      720     1.40%        0.70%   (28.80)%
   2001................................. 105,970    10.58    1,121     1.40%        0.97%   (32.24)%
  Oppenheimer Bond Fund/VA
   2003................................. 166,154    12.47    2,071     1.40%        6.06%     5.29%
   2002................................. 214,302    11.84    2,537     1.40%        6.86%     7.55%
   2001................................. 174,178    11.01    1,918     1.40%        6.41%     6.27%
  Oppenheimer Capital Appreciation
   Fund/VA
   2003................................. 126,014    11.54    1,455     1.40%        0.36%    29.11%
   2002................................. 116,440     8.94    1,041     1.40%        0.65%   (27.88)%
   2001................................. 144,983    12.40    1,798     1.40%        0.56%   (13.81)%
  Oppenheimer High Income Fund/VA
   2003.................................  61,389    10.89      669     1.40%        7.32%    22.23%
   2002.................................  82,108     8.91      732     1.40%       10.40%    (3.76)%
   2001.................................  95,224     9.26      882     1.40%        7.67%     0.54%
  Oppenheimer Multiple Strategies
   Fund/VA
   2003.................................  68,551    12.61      864     1.40%        3.08%    23.21%
   2002.................................  88,780    10.23      908     1.40%        3.37%   (11.65)%
   2001.................................  79,586    11.58      922     1.40%        2.60%     0.78%
PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio
   2003.................................  41,548     8.15      339     1.40%        0.00%    23.95%
   2002.................................  52,036     6.58      342     1.40%        0.00%   (31.40)%
   2001.................................  62,951     9.59      604     1.40%        0.00%   (41.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type I:                                  Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                  ------ ---------- ---- ------------- ---------- ------
  PBHG Large Cap Growth Portfolio
   2003................................. 66,435   $10.74   $713     1.40%        0.00%    29.36%
   2002................................. 73,913     8.30    613     1.40%        0.00%   (30.31)%
   2001................................. 81,850    11.91    975     1.40%        0.00%   (29.29)%
PIMCO Variable Insurance Trust:
  Total Return Portfolio --
   Administrative Class Shares
   2003................................. 15,255    10.10    154     1.40%        3.31%     1.01%
Salomon Brothers Variable Series Fund
  Inc:
  Salomon Brothers Variable Investors
   Fund -- Class I
   2003................................. 18,400    11.12    205     1.40%        1.45%    30.48%
   2002................................. 21,504     8.53    183     1.40%        1.06%   (24.13)%
   2001................................. 22,165    11.24    249     1.40%        0.89%    (5.50)%
  Salomon Brothers Variable Strategic
   Bond Fund -- Class I
   2003................................. 27,243    13.36    364     1.40%        7.70%    11.65%
   2002................................. 22,522    11.97    270     1.40%        5.70%     7.32%
   2001................................. 14,114    11.15    157     1.40%        9.10%     5.41%
  Salomon Brothers Variable Total
   Return Fund -- Class I
   2003................................. 10,899    11.13    121     1.40%        1.64%    14.30%
   2002................................. 14,344     9.74    140     1.40%        1.93%    (8.17)%
   2001.................................  9,589    10.60    102     1.40%        2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
  AIM V.I. Aggressive Growth Fund --
   Series I Shares
   2003.................................    271    12.47      3     1.45%        0.00%    24.84%
  AIM V.I. Basic Value Fund -- Series
   II Shares
   2003.................................  2,061    12.91     27     1.45%        0.00%    29.08%
  AIM V.I. Blue Chip Fund -- Series I
   Shares
   2003.................................  3,783    11.96     45     1.45%        0.00%    23.33%
   2002.................................    151     9.70      1     1.45%        0.00%    (3.02)%
  AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003................................. 15,406     8.49    131     1.45%        0.00%    27.64%
   2002................................. 10,256     6.65     68     1.45%        0.00%   (25.45)%
   2001.................................  4,333     8.92     39     1.45%        0.00%   (10.77)%
  AIM V.I. Growth Fund -- Series I
   Shares
   2003................................. 32,316     7.70    249     1.45%        0.00%    29.34%
   2002................................. 13,055     5.95     78     1.45%        0.00%   (31.97)%
   2001.................................  4,761     8.75     42     1.45%        0.47%   (12.48)%
  AIM V.I. Premier Equity Fund --
   Series I Shares
   2003................................. 76,578     7.68    588     1.45%        0.34%    23.27)%
   2002................................. 75,286     6.23    469     1.45%        0.49%   (31.27)%
   2001................................. 14,343     9.06    130     1.45%        0.39%    (9.40)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                     Net Assets     Expenses as a Investment
                                                  ----------------- % of Average    Income    Total
Type II:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                  ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003.................................. 163,858   $ 9.27   $1,519     1.45%        0.78%    30.27%
   2002.................................. 113,958     7.12      811     1.45%        0.55%    (7.11)%
   2001..................................  32,844     9.29      305     1.45%        0.00%    (1.31)%
  Premier Growth Portfolio -- Class B
   2003..................................  43,827     7.33      321     1.45%        0.00%    21.58%
   2002..................................  42,999     6.03      259     1.45%        0.00%   (31.85)%
   2001..................................  20,916     8.85      185     1.45%        0.00%   (11.51)%
  Quasar Portfolio -- Class B
   2003..................................   2,719     9.21       25     1.45%        0.00%    46.52%
   2002..................................   2,906     6.28       18     1.45%        0.00%   (33.05)%
   2001..................................     386     9.39        4     1.45%        0.00%    (6.14)%
  Technology Portfolio -- Class B
   2003..................................   3,106    13.18       41     1.45%        0.00%    31.83%
American Century Variable Portfolios,
  Inc:
  VP Value Fund -- Class I
   2003..................................     275    12.63        3     1.45%        0.84%    27.09%
Dreyfus:
  Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2003..................................   1,108    12.66       14     1.45%        0.43%    29.82%
  Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares
   2002..................................   7,283     9.63       70     1.45%        1.49%    (1.93)%
   2001..................................     245     9.82        2     1.45%        0.84%    (1.81)%
  Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2003..................................     474     9.90        5     1.45%        0.35%    (0.93)%
  The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2003..................................  12,095     7.50       91     1.45%        0.15%    24.18%
   2002..................................   7,848     6.04       47     1.45%        0.45%   (29.98)%
   2001..................................   1,048     8.63        9     1.45%        0.06%   (13.74)%
Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
   2003..................................  52,650    10.12      533     1.45%        1.64%     1.47%
  VT Income Fund of Boston
   2003..................................   4,885    11.13       54     1.45%        0.00%    11.76%
  VT Worldwide Health Sciences Fund
   2003..................................   3,671    13.33       49     1.45%        0.00%    28.09%
Federated Insurance Series:
  Federated High Income Bond Fund II --
   Service Shares
   2003..................................  60,380    11.50      694     1.45%        6.55%    20.03%
   2002..................................  44,925     9.58      430     1.45%        6.18%    (0.24)%
   2001..................................   2,238     9.59       21     1.45%        0.00%    (0.10)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  Federated International Small Company
   Fund II
   2002.................................   2,096   $ 6.37   $   13     1.45%        0.00%   (18.67)%
   2001.................................      30     7.83       --     1.45%        0.00%   (21.73)%
  Federated Kaufmann Fund II -- Service
   Shares
   2003.................................   6,995    13.31       93     1.45%        0.00%    33.13%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Service Class 2
   2003................................. 157,498     9.67    1,522     1.45%        0.98%    28.14%
   2002.................................  72,137     7.54      544     1.45%        0.45%   (18.35)%
   2001.................................  16,406     9.24      152     1.45%        0.00%    (7.61)%
  VIP Growth Portfolio -- Service Class
   2
   2003.................................  55,200     7.97      440     1.45%        0.09%    30.62%
   2002.................................  31,710     6.11      194     1.45%        0.04%   (31.31)%
   2001.................................   6,389     8.89       57     1.45%        0.00%   (11.12)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Contrafund(R) Portfolio --
   Service Class 2
   2003.................................  72,701    10.62      772     1.45%        0.22%    26.34%
   2002.................................  29,566     8.41      249     1.45%        0.09%   (10.92)%
   2001.................................   3,048     9.44       29     1.45%        0.00%    (5.90)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Service Class 2
   2003.................................  64,991     9.46      615     1.45%        0.85%    21.66%
   2002.................................  19,892     7.77      155     1.45%        0.29%   (18.05)%
   2001.................................   4,205     9.49       40     1.45%        0.00%    (5.14)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003.................................  74,762    12.33      922     1.45%        0.21%    36.25%
   2002.................................  46,954     9.05      425     1.45%        0.12%   (11.33)%
   2001.................................   9,631    10.21       98     1.45%        0.00%    (4.92)%
Franklin Templeton Variable Insurance
  Products Trust:
  Franklin Large Cap Growth Securities
   Fund -- Class 2 Shares
   2003.................................     971    12.32       12     1.45%        0.30%    25.11%
  Mutual Shares Securities Fund --
   Class 2 Shares
   2003.................................   2,707    12.08       33     1.45%        0.50%    23.33%
  Templeton Foreign Securities Fund --
   Class 2 Shares
   2003.................................     921    12.47       11     1.45%        0.05%    30.30%
  Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2003.................................     740    13.13       10     1.45%        1.27%    30.04%
GE Investments Funds, Inc:
  Income Fund
   2003.................................  33,377    10.87      363     1.45%        6.61%     2.10%
   2002.................................   3,625    10.65       39     1.45%        3.28%    (6.47)%
  Mid-Cap Value Equity Fund
   2003................................. 147,857    10.62    1,571     1.45%        1.57%    31.01%
   2002................................. 118,661     8.11      962     1.45%        1.07%   (15.02)%
   2001.................................   9,068     9.54       87     1.45%        1.14%    (1.14)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  Money Market Fund
   2003................................. 779,343   $ 1.00   $  781     1.45%        0.79%    (0.68)%
   2002................................. 275,280     1.01      278     1.45%        1.43%     0.00%
   2001................................. 108,666     1.01      110     1.45%        3.91%     2.46%
  Premier Growth Equity Fund
   2003.................................  48,329     9.21      445     1.45%        0.19%    27.05%
   2002.................................  37,355     7.25      271     1.45%        0.05%   (22.16)%
   2001.................................   2,290     9.31       21     1.45%        0.14%   (10.47)%
  Real Estate Securities Fund
   2003.................................  15,802    12.49      197     1.45%        9.97%    24.92%
  S&P 500(R) Index Fund
   2003................................. 786,490     8.87    6,975     1.45%        1.60%    26.42%
   2002................................. 627,019     7.02    4,402     1.45%        1.64%   (23.49)%
   2001.................................  24,366     9.17      223     1.45%        1.33%   (13.55)%
  Small-Cap Value Equity Fund
   2003................................. 208,180    11.15    2,322     1.45%        0.08%    22.32%
   2002................................. 153,331     9.12    1,398     1.45%        0.45%   (15.11)%
   2001.................................   9,466    10.74      102     1.45%        0.91%     8.37%
  Total Return Fund
   2003.................................  11,203    11.44      128     1.45%        1.76%    14.37%
  U.S. Equity Fund
   2003.................................  75,469     8.93      674     1.45%        0.93%    21.49%
   2002.................................  71,518     7.35      526     1.45%        0.88%   (20.44)%
   2001.................................   2,014     9.24       19     1.45%        1.09%    (9.81)%
  Value Equity Fund
   2003.................................  44,515     9.10      405     1.45%        1.85%    22.26%
   2002.................................  37,464     7.45      279     1.45%        1.41%   (18.76)%
   2001.................................   2,533     9.17       23     1.45%        1.37%    (8.34)%
Janus Aspen Series:
  Balanced Portfolio -- Service Shares
   2003................................. 140,349    10.02    1,406     1.45%        1.98%    12.07%
   2002................................. 110,810     8.94      991     1.45%        2.58%    (8.03)%
   2001.................................  33,503     9.72      326     1.45%        2.04%    (2.84)%
  Capital Appreciation Portfolio --
   Service Shares
   2003.................................  19,713     8.42      166     1.45%        0.28%    18.49%
   2002.................................  18,054     7.11      128     1.45%        0.35%   (17.15)%
   2001.................................   3,985     8.58       34     1.45%        0.37%   (14.23)%
  Global Life Sciences Portfolio --
   Service Shares
   2003.................................   6,531     8.80       57     1.45%        0.00%    24.36%
   2002.................................   4,698     7.07       33     1.45%        0.00%   (30.57)%
   2001.................................   1,137    10.19       12     1.45%        0.00%     1.90%
  Global Technology Portfolio --
   Service Shares
   2003.................................   4,098     6.67       27     1.45%        0.00%    44.35%
   2002.................................   5,022     4.62       23     1.45%        0.00%   (41.79)%
   2001.................................   2,389     7.93       19     1.45%        0.00%   (20.65)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type II:                                 Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                 ------ ---------- ---- ------------- ---------- ------
  Growth Portfolio -- Service Shares
   2003................................. 26,467   $ 7.59   $201     1.45%        0.00%    29.59%
   2002................................. 20,303     5.86    119     1.45%        0.00%   (27.79)%
   2001.................................  4,940     8.11     40     1.45%        0.00%   (18.86)%
  International Growth Portfolio --
   Service Shares
   2003................................. 19,669     8.30    163     1.45%        1.00%    32.58%
   2002.................................  8,952     6.26     56     1.45%        0.64%   (26.84)%
   2001.................................  1,742     8.55     15     1.45%        0.23%   (14.45)%
  Mid Cap Growth Portfolio -- Service
   Shares
   2003................................. 23,130     7.41    171     1.45%        0.00%   (32.81)%
   2002................................. 19,456     5.58    109     1.45%        0.00%   (29.16)%
   2001.................................  4,528     7.87     36     1.45%        0.00%   (21.29)%
  Worldwide Growth Portfolio -- Service
   Shares
   2003................................. 32,786     7.62    250     1.45%        0.91%    21.89%
   2002................................. 23,802     6.25    149     1.45%        0.76%   (26.79)%
   2001.................................  2,421     8.54     21     1.45%        0.19%   (14.62)%
J.P. Morgan Series Trust II:
  Bond Portfolio
   2003.................................  7,394    10.42     77     1.45%        0.63%     2.21%
  Mid Cap Value Portfolio
   2003.................................  9,374    12.98    122     1.45%        0.31%    27.75%
   2002.................................    152    10.16      2     1.45%        0.00%    (1.63)%
  Small Company Portfolio
   2003.................................  1,125    12.88     14     1.45%        0.00%    34.01%
  U.S. Large Cap Core Equity Portfolio
   2003.................................  1,637    12.40     20     1.45%        0.00%    26.28%
MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2003................................. 72,388     7.47    541     1.45%        0.00%    20.83%
   2002................................. 40,187     6.19    249     1.45%        0.00%   (28.77)%
   2001.................................  2,249     8.68     20     1.45%        0.00%   (13.16)%
  MFS(R) Investors Trust Series --
   Service Class Shares
   2003................................. 29,812     8.39    250     1.45%        0.47%    20.07%
   2002................................. 16,546     6.99    116     1.45%        0.31%   (22.30)%
   2001.................................  2,238     9.00     20     1.45%        0.00%   (10.02)%
  MFS(R) New Discovery Series --
   Service Class Shares
   2003................................. 20,670     8.58    177     1.45%        0.00%    31.50%
   2002................................. 10,094     6.52     66     1.45%        0.00%   (32.79)%
   2001.................................    428     9.70      4     1.45%        0.00%    (2.96)%
  MFS(R) Strategic Income Series --
   Service Class Shares
   2003.................................  1,406    11.16     16     1.45%        0.00%     8.50%
  MFS(R) Total Return Series -- Service
   Class Shares
   2003................................. 12,124    11.46    139     1.45%        0.36%    14.32%
   2002.................................    152    10.03      2     1.45%        0.00%    (0.27)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  MFS(R) Utilities Series -- Service
   Class Shares
   2003.................................  52,527   $ 8.03   $  422     1.45%        2.09%    33.61%
   2002.................................  40,100     6.01      241     1.45%        2.08%   (24.02)%
   2001.................................   4,890     7.91       39     1.45%        0.00%   (20.91)%
Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
   2003.................................  24,394    12.36      302     1.45%        0.00%    23.62%
  Nations Marsico International
   Opportunities Portfolio
   2003.................................  39,886    13.39      534     1.45%        0.01%    33.90%
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
   -- Service Shares
   2003.................................   2,535    12.00       30     1.45%        0.00%    20.02%
  Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2003.................................   8,853    12.77      113     1.45%        0.03%    28.80%
  Oppenheimer Global Securities Fund/VA
   -- Service Shares
   2003.................................  48,433    10.13      491     1.45%        0.49%    40.79%
   2002.................................  21,128     7.20      152     1.45%        0.11%   (23.49)%
   2001.................................   3,283     9.41       31     1.45%        0.00%    (5.94)%
  Oppenheimer Main Street Fund/VA --
   Service Shares
   2003................................. 166,822     9.16    1,528     1.45%        0.79%    24.61%
   2002................................. 128,125     7.35      942     1.45%        0.21%   (20.21)%
   2001.................................  12,321     9.21      113     1.45%        0.00%   (11.58)%
  Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2003.................................  26,082    13.40      350     1.45%        0.00%    42.15%
   2002.................................     160     9.43        2     1.45%        0.00%    (5.71)%
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio --
   Administrative Class Shares
   2003.................................   2,416    11.12       27     1.45%        2.64%     0.78%
   2002.................................   2,641    11.04       29     1.45%        1.97%     6.62%
   2001.................................   1,017    10.35       11     1.45%        1.44%     6.02%
  High Yield Portfolio --
   Administrative Class Shares
   2003.................................  72,936    11.84      863     1.45%        7.38%    21.07%
   2002.................................  26,611     9.78      260     1.45%        7.28%    (2.62)%
   2001.................................   5,392    10.04       54     1.45%        2.10%     0.80%
  Long-Term U.S. Government Portfolio
   -- Administrative Class Shares
   2003................................. 170,726    12.66    2,162     1.45%        4.02%     2.39%
   2002................................. 150,388    12.37    1,860     1.45%        3.35%    15.88%
   2001.................................  12,309    10.67      131     1.45%        0.94%     4.31%
  Total Return Portfolio --
   Administrative Class Shares
   2003................................. 389,745    11.76    4,581     1.45%        3.31%     3.52%
   2002................................. 276,091    11.36    3,136     1.45%        3.39%     7.49%
   2001.................................  13,530    10.56      143     1.45%        1.43%     6.78%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                   Net Assets    Expenses as a Investment
                                                 --------------- % of Average    Income    Total
Type II:                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                  ------ ---------- ---- ------------- ---------- ------
Rydex Variable Trust:
  OTC Fund
   2003.................................. 19,786   $ 7.42   $147     1.45%        0.00%    43.31%
   2002.................................. 17,154     5.18     89     1.45%        0.00%   (39.74)%
   2001..................................    308     8.59      3     1.45%        0.00%   (14.09)%
Salomon Brothers Variable Series Fund
  Inc:
  Salomon Brothers Variable All Cap
   Fund -- Class II
   2003..................................  1,469    12.93     19     1.45%        0.00%    29.33%
Scudder Variable Series II:
  Scudder Technology Growth Portfolio
   -- Class B Shares
   2003..................................    349    14.99      5     1.45%        0.00%    44.07%
  SVS Dreman High Return Equity
   Portfolio -- Class B Shares
   2003..................................  4,403    12.46     55     1.45%        1.48%    29.58%
  SVS Dreman Small Cap Value Portfolio
   -- Class B Shares
   2003..................................    522    13.43      7     1.45%        0.00%    39.60%
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
   2003.................................. 15,943    10.37    165     1.45%        0.13%    28.87%
  Emerging Growth Portfolio -- Class II
   Shares
   2003..................................  2,320     8.56     20     1.45%        0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series
   II Shares
   2003..................................    466    12.89      6     1.65%        0.00%    28.91%
  AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003..................................  1,093     8.45      9     1.65%        0.00%    27.39%
   2002..................................    988     6.63      7     1.65%        0.00%   (25.61)%
   2001..................................    302     8.91      3     1.65%        0.00%   (10.88)%
  AIM V.I. Growth Fund -- Series I
   Shares
   2003..................................    751     7.66      6     1.65%        0.00%    29.08%
   2002..................................    768     5.93      5     1.65%        0.00%   (32.11)%
  AIM V.I. Premier Equity Fund --
   Series I Shares
   2003.................................. 25,335     7.64    193     1.65%        0.34%    23.02%
   2002.................................. 20,837     6.21    129     1.65%        0.49%   (31.41)%
   2001..................................  4,725     9.05     43     1.65%        0.39%   (14.02)%
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003.................................. 63,264     9.22    583     1.65%        0.78%    30.01%
   2002.................................. 64,654     7.09    458     1.65%        0.55%   (23.55)%
   2001.................................. 16,785     9.28    156     1.65%        0.00%    (7.22)%
  Premier Growth Portfolio -- Class B
   2003.................................. 18,188     7.29    133     1.65%        0.00%    21.33%
   2002..................................  6,812     6.01     41     1.65%        0.00%   (31.98)%
   2001..................................  2,429     8.84     21     1.65%        0.00%   (11.62)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
  Quasar Portfolio -- Class B
   2003.................................  1,528   $ 9.16   $ 14     1.65%        0.00%    46.22%
   2002.................................  1,529     6.26     10     1.65%        0.00%   (33.19)%
Dreyfus:
  Dreyfus Investment
   Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.................................    134     9.60      1     1.65%        1.49%    (2.12)%
  The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2003.................................    565     7.46      4     1.65%        0.15%    23.93%
Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
   2003................................. 26,638    10.09    269     1.65%        1.64%     1.26%
  VT Worldwide Health Sciences Fund
   2003.................................  2,410    13.29     32     1.65%        0.00%    27.83%
Federated Insurance Series:
  Federated High Income Bond Fund II --
   Service Shares
   2003.................................  7,968    11.44     91     1.65%        6.55%    19.78%
   2002.................................  3,837     9.55     37     1.65%        6.18%    (0.44)%
   2001.................................     53     9.58      1     1.65%        0.00%    (0.31)%
  Federated Kaufmann Fund II -- Service
   Shares
   2003.................................  1,979    13.30     26     1.65%        0.00%    32.95%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Service Class 2
   2003................................. 26,370     9.62    254     1.65%        0.98%    27.89%
   2002.................................  9,911     7.52     75     1.65%        0.45%   (18.52)%
   2001.................................  2,062     9.23     19     1.65%        0.00%    (6.80%
  VIP Growth Portfolio -- Service Class
   2
   2003................................. 12,463     7.93     99     1.65%        0.09%    30.36%
   2002................................. 12,319     6.09     75     1.65%        0.04%   (31.45)%
   2001.................................    468     8.88      4     1.65%        0.00%   (19.23)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Contrafund(R) Portfolio --
   Service Class 2
   2003.................................  8,161    10.57     86     1.65%        0.22%    26.08%
   2002.................................  3,086     8.38     26     1.65%        0.09%   (11.10)%
   2001.................................    808     9.43      8     1.65%        0.00%   (13.92)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Service Class 2
   2003................................. 15,727     9.41    148     1.65%        0.85%    21.41%
   2002................................. 10,540     7.75     82     1.65%        0.29%   (18.22)%
   2001.................................    158     9.47      1     1.65%        0.00%   (10.52)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003................................. 26,957    12.27    331     1.65%        0.21%    35.97%
   2002................................. 13,738     9.02    124     1.65%        0.12%   (11.51)%
   2001.................................  1,571    10.20     16     1.65%        0.00%    (5.12)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                   Net Assets    Expenses as a Investment
                                                 --------------- % of Average    Income    Total
Type III:                                 Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------- ---------- ---- ------------- ---------- ------
Franklin Templeton Variable Insurance
  Products Trust:
  Mutual Shares Securities Fund --
   Class 2 Shares
   2003.................................   1,818   $12.05   $ 22     1.65%        0.50%    23.08%
GE Investments Funds, Inc:
  Income Fund
   2003.................................   2,648    10.83     29     1.65%        6.61%     1.89%
  Mid-Cap Value Equity Fund
   2003.................................  11,435    10.57    121     1.65%        1.57%    30.75%
   2002.................................  17,118     8.08    138     1.65%        1.07%   (15.19)%
  Money Market Fund
   2003................................. 123,772     1.00    123     1.65%        0.79%    (0.88)%
   2002................................. 179,540     1.01    181     1.65%        1.43%    (0.20)%
   2001.................................   9,904     1.01     10     1.65%        3.91%     2.25%
  Premier Growth Equity Fund
   2003.................................   2,768     9.16     25     1.65%        0.19%    26.79%
   2002.................................   1,795     7.23     13     1.65%        0.05%   (22.32)%
   2001.................................      29     9.30     --     1.65%        0.14%   (10.65)%
  Real Estate Securities Fund
   2003.................................   1,901    12.48     24     1.65%        9.97%    24.75%
  S&P 500(R) Index Fund
   2003.................................  47,772     8.82    421     1.65%        1.60%    26.16%
   2002.................................  34,661     6.99    242     1.65%        1.64%   (23.65)%
   2001.................................   2,381     9.16     22     1.65%        1.33%   (13.72)%
  Small-Cap Value Equity Fund
   2003.................................  14,785    11.09    164     1.65%        0.08%    22.07%
   2002.................................   8,759     9.09     80     1.65%        0.45%   (15.28)%
   2001.................................   1,266    10.73     14     1.65%        0.91%     8.15%
  Total Return Fund
   2003.................................   8,700    11.42     99     1.65%        1.76%    14.21%
  U.S. Equity Fund
   2003.................................   4,238     8.89     38     1.65%        0.93%    21.24%
   2002.................................   5,075     7.33     37     1.65%        0.88%   (20.60)%
   2001.................................      28     9.23     --     1.65%        1.09%    (9.99)%
  Value Equity Fund
   2003.................................   7,469     9.06     68     1.65%        1.85%    22.01%
   2002.................................   8,216     7.42     61     1.65%        1.41%   (18.93)%
Janus Aspen Series:
  Balanced Portfolio -- Service Shares
   2003.................................  36,951     9.96    368     1.65%        1.98%    11.85%
   2002.................................  41,381     8.91    369     1.65%        2.58%    (8.21)%
   2001.................................   2,523     9.70     24     1.65%        2.04%    (6.48)%
  Capital Appreciation
   Portfolio -- Service Shares
   2003.................................   1,277     8.38     11     1.65%        0.28%    18.25%
   2002.................................   1,214     7.08      9     1.65%        0.35%   (17.32)%
   2001.................................   1,718     8.57     15     1.65%        0.37%   (23.13)%
  Global Life Sciences
   Portfolio -- Service Shares
   2003.................................   8,446     8.75     74     1.65%        0.00%    24.11%
   2002.................................   5,576     7.05     39     1.65%        0.00%   (30.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
  Global Technology
   Portfolio -- Service Shares
   2003.................................    332   $ 6.63   $ 2      1.65%        0.00%    44.06%
   2002.................................    333     4.60     2      1.65%        0.00%   (41.91)%
   2001.................................    333     7.93     3      1.65%        0.00%   (38.36)%
  Growth Portfolio -- Service Shares
   2003.................................  6,859     7.55    52      1.65%        0.00%    29.33%
   2002.................................  4,967     5.84    29      1.65%        0.00%   (27.93)%
  International Growth
   Portfolio -- Service Shares
   2003.................................  2,519     8.25    21      1.65%        1.00%    32.32%
   2002.................................    891     6.24     6      1.65%        0.64%   (26.98)%
   2001.................................    470     8.54     4      1.65%        0.23%   (24.70)%
  Mid Cap Growth Portfolio -- Service
   Shares
   2003.................................  2,927     7.37    22      1.65%        0.00%    32.54%
   2002.................................  1,801     5.56    10      1.65%        0.00%   (29.31)%
  Worldwide Growth Portfolio -- Service
   Shares
   2003.................................  9,263     7.58    70      1.65%        0.91%    21.64%
   2002................................. 10,366     6.23    65      1.65%        0.76%   (26.94)%
   2001.................................    440     8.53     4      1.65%        0.19%   (23.90)%
J.P. Morgan Series Trust II:
  Mid Cap Value Portfolio
   2003.................................  1,695    12.95    22      1.65%        0.31%    27.49%
  Small Company Portfolio
   2003.................................  1,721    12.85    22      1.65%        0.00%    33.74%
MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2003.................................  5,766     7.44    43      1.65%        0.00%    20.58%
   2002................................. 15,424     6.17    95      1.65%        0.00%   (28.91)%
   2001.................................    504     8.67     4      1.65%        0.00%   (26.08)%
  MFS(R) Investors Trust
   Series -- Service Class Shares
   2003.................................  5,421     8.35    45      1.65%        0.47%    19.83%
   2002.................................  5,971     6.97    42      1.65%        0.31%   (22.46)%
   2001.................................    426     8.99     4      1.65%        0.00%   (17.49)%
  MFS(R) New Discovery
   Series -- Service Class Shares
   2003.................................  4,938     8.53    42      1.65%        0.00%    31.23%
   2002.................................  2,072     6.50    13      1.65%        0.00%   (32.93)%
  MFS(R) Utilities Series -- Service
   Class Shares
   2003.................................  7,726     7.99    62      1.65%        2.09%    33.34%
   2002.................................  8,996     5.99    54      1.65%        2.08%   (24.17)%
   2001.................................     62     7.90    --      1.65%        0.00%   (25.70)%
Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
   2003.................................  7,561    12.35    93      1.65%        0.00%    23.45%
  Nations Marsico International
   Opportunities Portfolio
   2003.................................  5,090    13.37    68      1.65%        0.01%    33.72%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth
   Fund/VA -- Service Shares
   2003.................................    126   $11.99   $  2     1.65%        0.00%    19.86%
  Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2003.................................  8,202    10.08     83     1.65%        0.49%    40.51%
   2002.................................  3,631     7.17     26     1.65%        0.11%   (23.65)%
   2001.................................    924     9.39      9     1.65%        0.00%   (13.63)%
  Oppenheimer Main Street
   Fund/VA -- Service Shares
   2003................................. 34,292     9.11    313     1.65%        0.79%    24.35%
   2002................................. 24,867     7.33    182     1.65%        0.21%   (20.37)%
   2001.................................  2,197     9.20     20     1.65%        0.00%   (11.76)%
  Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2003.................................  4,423    13.37     59     1.65%        0.00%    41.87%
PIMCO Variable Insurance Trust:
  Foreign Bond
   Portfolio -- Administrative Class
   Shares
   2003.................................  1,590    11.06     18     1.65%        2.64%     0.57%
   2002.................................  1,640    11.00     18     1.65%        1.97%     6.40%
   2001.................................    797    10.34      8     1.65%        1.44%     5.80%
  High Yield
   Portfolio -- Administrative Class
   Shares
   2003................................. 26,070    11.77    307     1.65%        7.38%    20.82%
   2002................................. 13,819     9.74    135     1.65%        7.28%    (2.82)%
   2001.................................    317    10.03      3     1.65%        2.10%     0.59%
  Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2003................................. 23,243    12.60    293     1.65%        4.02%     2.18%
   2002................................. 27,306    12.33    337     1.65%        3.35%    15.64%
   2001................................. 10,046    10.66    107     1.65%        0.94%     4.09%
  Total Return
   Portfolio -- Administrative Class
   Shares
   2003................................. 85,023    11.69    994     1.65%        3.31%     3.31%
   2002................................. 62,340    11.32    706     1.65%        3.39%     7.27%
   2001.................................  8,306    10.55     88     1.65%        1.43%     6.57%
Rydex Variable Trust:
  OTC Fund
   2003.................................  4,636     7.38     34     1.65%        0.00%    43.02%
   2002.................................  5,514     5.16     28     1.65%        0.00%   (39.86)%
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
   2003.................................  1,315    10.34     14     1.65%        0.13%    28.61%
Emerging Growth Portfolio -- Class II
  Shares................................
   2003.................................     12     8.53     --     1.65%        0.00%    18.77%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets   Expenses as a Investment
                                                                 ------------- % of Average    Income    Total
                                                          Units  Unit           Net Assets     Ratio     Return
                        Type IV:                         ------- Value   000s  ------------- ---------- ------
----------------------------------------------------------       ---------------             -
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2003.................................................   3,492 $12.45 $   43     1.60%        0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2003.................................................  19,517  12.89    252     1.60%        0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2003.................................................   1,160  11.94     14     1.60%        0.00%    23.14%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003.................................................  12,730   9.43    120     1.60%        0.00%    27.45%
   2002.................................................   5,694   7.40     42     1.60%        0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I Shares
   2003.................................................  17,646   8.90    157     1.60%        0.00%    29.14%
   2002.................................................   8,091   6.89     56     1.60%        0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003.................................................  29,648   8.63    256     1.60%        0.34%    23.08%
   2002.................................................  18,661   7.01    131     1.60%        0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003................................................. 169,732   9.84  1,669     1.60%        0.78%    30.07%
   2002.................................................  70,629   7.56    534     1.60%        0.55%   (24.38)%
 Premier Growth Portfolio -- Class B
   2003.................................................  66,220   8.66    573     1.60%        0.00%    21.39%
   2002.................................................  10,095   7.13     72     1.60%        0.00%   (28.70)%
 Quasar Portfolio -- Class B
   2003.................................................   8,989   9.92     89     1.60%        0.00%    46.30%
   2002.................................................   7,344   6.78     50     1.60%        0.00%   (32.21)%
 Technology Portfolio -- Class B
   2003.................................................   8,384  13.17    110     1.60%        0.00%    31.69%
American Century Variable Portfolios, Inc:
 VP Income & Growth Fund -- Class I
   2003.................................................   8,523  12.52    107     1.60%        0.00%    27.28%
 VP International Fund -- Class I
   2003.................................................   2,047  11.92     24     1.60%        0.00%    22.52%
 VP Ultra Fund -- Class I
   2003.................................................     662  11.83      8     1.60%        0.00%    22.90%
 VP Value Fund -- Class I
   2003.................................................  63,811  12.61    805     1.60%        0.84%    26.90%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio
   -- Initial Shares
   2003.................................................   1,353  12.63     17     1.60%        0.43%    29.62%
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.................................................   6,285   8.98     56     1.60%        1.49%   (10.21)%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2003.................................................     550   9.88      5     1.60%        0.35%    (1.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets   Expenses as a Investment
                                                                 ------------- % of Average    Income    Total
                                                          Units  Unit           Net Assets     Ratio     Return
                        Type IV:                         ------- Value   000s  ------------- ---------- ------
----------------------------------------------------------       ---------------             -
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2003.................................................   2,414 $ 8.77 $   21     1.60%        0.15%    23.99%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003.................................................  28,306  10.10    286     1.60%        1.64%     1.31%
 VT Income Fund of Boston
   2003.................................................   8,856  11.11     98     1.60%        0.00%    11.59%
 VT Worldwide Health Sciences Fund
   2003.................................................  13,554  13.30    180     1.60%        0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................  37,414  11.75    439     1.60%        6.55%    19.85%
   2002.................................................  12,646   9.80    124     1.60%        6.18%    (1.99)%
 Federated International Small Company Fund II
   2002.................................................   2,767   7.92     22     1.60%        0.00%   (20.84)%
 Federated Kaufmann Fund II -- Service Shares
   2003.................................................  17,950  13.30    239     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003................................................. 102,175  10.05  1,027     1.60%        0.98%    27.95%
   2002.................................................  33,456   7.85    263     1.60%        0.45%   (21.47)%
 VIP Growth Portfolio -- Service Class 2
   2003.................................................  62,076   8.88    551     1.60%        0.09%    30.42%
   2002.................................................  20,580   6.81    140     1.60%        0.04%   (31.93)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003................................................. 135,316  11.08  1,499     1.60%        0.22%    26.15%
   2002.................................................  60,564   8.78    532     1.60%        0.09%   (12.17)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Service Class 2
   2003.................................................  33,551   9.89    332     1.60%        0.85%    21.47%
   2002.................................................  19,172   8.15    156     1.60%        0.29%   (18.54)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003.................................................  95,913  11.94  1,145     1.60%        0.21%    36.04%
   2002.................................................  48,119   8.77    422     1.60%        0.12%   (12.26)%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2003.................................................   6,139  12.30     75     1.60%        0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2003.................................................   6,192  12.05     75     1.60%        0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003.................................................  43,314  12.45    539     1.60%        0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2003.................................................     896  13.10     12     1.60%        1.27%    29.84%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Net Assets   Expenses as a Investment
                                                           ------------- % of Average    Income    Total
                                                    Units  Unit           Net Assets     Ratio     Return
                     Type IV:                      ------- Value   000s  ------------- ---------- ------
----------------------------------------------------       ---------------             -
GE Investments Funds, Inc:
 Income Fund
   2003...........................................  84,484 $10.84 $  916     1.60%        6.61%     1.94%
   2002...........................................   1,450  10.64     15     1.60%        3.28%     6.36%
 Mid-Cap Value Equity Fund
   2003...........................................  60,649  10.49    636     1.60%        1.57%    30.81%
   2002...........................................  28,293   8.02    227     1.60%        1.07%   (19.81)%
 Money Market Fund
   2003........................................... 689,523   0.99    683     1.60%        0.79%    (0.83)%
   2002........................................... 449,804   1.00    450     1.60%        1.43%    (0.16)%
 Premier Growth Equity Fund
   2003...........................................  36,081   9.64    348     1.60%        0.19%    26.85%
   2002...........................................  11,446   7.60     87     1.60%        0.05%   (24.00)%
 Real Estate Securities Fund
   2003...........................................  13,021  12.48    162     1.60%        9.97%    24.79%
 S&P 500(R) Index Fund
   2003........................................... 337,746   9.51  3,213     1.60%        1.60%    26.22%
   2002...........................................  46,625   7.54    352     1.60%        1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2003...........................................  91,102  10.27    936     1.60%        0.08%    22.13%
   2002...........................................  51,245   8.41    431     1.60%        0.45%   (15.89)%
 Total Return Fund
   2003...........................................  31,429  11.42    359     1.60%        1.76%    14.25%
 U.S. Equity Fund
   2003...........................................  20,235   9.45    191     1.60%        0.93%    21.31%
   2002...........................................  12,337   7.79     96     1.60%        0.88%   (22.13)%
 Value Equity Fund
   2003...........................................  57,237   9.62    551     1.60%        1.85%    22.07%
   2002...........................................  26,584   7.88    209     1.60%        1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund --
   Class II
   2003...........................................   2,366  12.56     30     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003........................................... 167,564  10.17  1,704     1.60%        1.98%    11.90%
   2002...........................................  80,645   9.09    733     1.60%        2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................   3,856   9.97     38     1.60%        0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................   2,674   9.42     25     1.60%        0.00%    24.17%
   2002...........................................     198   7.59      2     1.60%        0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   4,316   8.59     37     1.60%        0.00%    44.13%
   2002...........................................   3,896   5.96     23     1.60%        0.00%   (40.39)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                               Net Assets  Expenses as a Investment
                                                               ----------- % of Average    Income    Total
                                                        Units  Unit         Net Assets     Ratio     Return
                       Type IV:                         ------ Value  000s ------------- ---------- ------
---------------------------------------------------------      -------------             -
 Growth Portfolio -- Service Shares
   2003................................................  9,756 $ 9.16 $ 89     1.60%        0.00%    29.39%
   2002................................................  6,285   7.08   45     1.60%        0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2003................................................ 30,783   9.71  299     1.60%        1.00%    32.38%
   2002................................................  5,962   7.33   44     1.60%        0.64%   (26.67)%
 Mid Cap Growth Portfolio -- Service Shares
   2003................................................  6,079  10.27   62     1.60%        0.00%    32.61%
   2002................................................  5,577   7.74   43     1.60%        0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2003................................................ 40,941   8.93  366     1.60%        0.91%    21.70%
   2002................................................ 33,137   7.34  243     1.60%        0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003................................................ 23,893  10.40  248     1.60%        0.63%     2.06%
 International Opportunities Portfolio
   2003................................................    950  12.86   12     1.60%        0.00%    30.33%
 Mid Cap Value Portfolio
   2003................................................ 52,773  12.96  684     1.60%        0.31%    27.55%
 Small Company Portfolio
   2003................................................  4,609  12.86   59     1.60%        0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2003................................................  2,737  12.37   34     1.60%        0.00%    26.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003................................................ 51,479   8.73  450     1.60%        0.00%    20.64%
   2002................................................ 20,603   7.24  149     1.60%        0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................ 86,862   9.23  801     1.60%        0.47%    19.89%
   2002................................................ 35,076   7.70  270     1.60%        0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................ 45,717   8.97  410     1.60%        0.00%    31.30%
   2002................................................  7,509   6.83   51     1.60%        0.00%   (31.66)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2003................................................  5,724  11.13   64     1.60%        0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2003................................................  5,547  11.44   63     1.60%        0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2003................................................  8,480  10.65   90     1.60%        2.09%    33.41%
   2002................................................  4,054   7.99   32     1.60%        2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003................................................ 17,018  12.35  210     1.60%        0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2003................................................  8,270  13.38  111     1.60%        0.01%    33.77%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                Net Assets   Expenses as a Investment
                                                               ------------- % of Average    Income    Total
                                                        Units  Unit           Net Assets     Ratio     Return
                       Type IV:                        ------- Value   000s  ------------- ---------- ------
--------------------------------------------------------       ---------------             -
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003...............................................   4,842 $11.99 $   58     1.60%        0.00%    19.90%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003...............................................  66,420  12.74    846     1.60%        0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003...............................................  89,718  10.53    945     1.60%        0.49%    40.58%
   2002...............................................  47,524   7.49    356     1.60%        0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003............................................... 242,188   9.74  2,359     1.60%        0.79%    24.42%
   2002............................................... 127,593   7.83    999     1.60%        0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2003...............................................  53,612  13.38    717     1.60%        0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003...............................................   3,381  10.72     36     1.60%        2.64%     0.62%
   2002...............................................   3,186  10.65     34     1.60%        1.97%    (6.50)%
 High Yield Portfolio -- Administrative Class Shares
   2003...............................................  76,350  11.74    897     1.60%        7.38%    20.88%
   2002...............................................  39,904   9.71    387     1.60%        7.28%    (2.85)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2003............................................... 130,619  11.96  1,562     1.60%        4.02%     2.23%
   2002............................................... 101,339  11.70  1,186     1.60%        3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 389,832  11.05  4,309     1.60%        3.31%     3.36%
   2002............................................... 242,867  10.69  2,596     1.60%        3.39%    (6.94)%
The Prudential Series Fund, Inc:
 Jennison Portfolio -- Class II
   2003...............................................   4,620  12.12     56     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2003...............................................  26,900   8.77    236     1.60%        0.00%    43.09%
   2002...............................................  13,798   6.13     85     1.60%        0.00%   (38.70)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003...............................................   1,498  12.92     19     1.60%        0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2003...............................................   2,760  14.96     41     1.60%        0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2003...............................................  17,801  12.44    221     1.60%        1.48%    29.38%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets  Expenses as a Investment
                                                                 ----------- % of Average    Income    Total
                                                          Units  Unit         Net Assets     Ratio     Return
                        Type IV:                          ------ Value  000s ------------- ---------- ------
-----------------------------------------------------------      -------------             -
 SVS Dreman Small Cap Value Portfolio -- Class B Shares
   2003..................................................  3,257 $13.40 $ 44     1.60%        0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003.................................................. 23,679  10.35  245     1.60%        0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2003..................................................  6,477   8.54   55     1.60%        0.00%    18.83%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003..................................................  6,296  12.88   81     1.80%        0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003..................................................  2,931   9.39   28     1.80%        0.00%    27.19%
 AIM V.I. Growth Fund -- Series I Shares
   2003..................................................  3,385   8.87   30     1.80%        0.00%    28.88%
   2002..................................................  1,967   6.88   14     1.80%        0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003..................................................  6,455   8.59   55     1.80%        0.34%    22.83%
   2002.................................................. 15,527   7.00  109     1.80%        0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003.................................................. 72,558   9.80  711     1.80%        0.78%    29.81%
   2002.................................................. 29,436   7.55  222     1.80%        0.55%   (24.51)%
 Premier Growth Portfolio -- Class B
   2003.................................................. 16,464   8.62  142     1.80%        0.00%    21.15%
   2002..................................................  3,300   7.12   23     1.80%        0.00%   (28.81)%
 Technology Portfolio -- Class B
   2003..................................................  3,005  13.15   40     1.80%        0.00%    31.51%
American Century Variable Portfolios, Inc:
 VP Ultra Fund -- Class I
   2003..................................................    902  11.80   11     1.80%        0.00%    22.65%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets Portfolio
   -- Initial Shares
   2002..................................................  1,178   8.96   11     1.80%        1.49%   (10.36)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003..................................................  8,927  10.07   90     1.80%        1.64%     1.11%
 VT Income Fund of Boston
   2003..................................................    115  11.08    1     1.80%        0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2003..................................................  1,094  13.27   15     1.80%        0.00%    27.64%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................. 10,220  11.70  120     1.80%        6.55%    19.60%
   2002..................................................  1,030   9.78   10     1.80%        6.18%    (2.16)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets  Expenses as a Investment
                                                                  ----------- % of Average    Income    Total
                                                           Units  Unit         Net Assets     Ratio     Return
                         Type V:                          ------- Value  000s ------------- ---------- ------
-----------------------------------------------------------       -------------             -
 Federated International Small Company Fund II
   2002..................................................     427 $ 7.90 $  3     1.80%        0.00%   (20.97)%
 Federated Kaufmann Fund II -- Service Shares
   2003..................................................   3,471  13.28   46     1.80%        0.00%    32.81%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003..................................................  52,444  10.01  525     1.80%        0.98%    27.69%
   2002..................................................  22,674   7.84  178     1.80%        0.45%   (21.60)%
 VIP Growth Portfolio -- Service Class 2
   2003..................................................   4,875   8.85   43     1.80%        0.09%    30.16%
   2002..................................................   1,830   6.80   12     1.80%        0.04%   (32.04)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003..................................................  13,793  11.04  152     1.80%        0.22%    25.89%
   2002..................................................   2,258   8.77   20     1.80%        0.09%   (12.32)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Service Class 2
   2003..................................................  13,084   9.86  129     1.80%        0.85%    21.22%
   2002..................................................  10,477   8.13   85     1.80%        0.29%   (18.68)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003..................................................  44,549  11.89  530     1.80%        0.21%    35.77%
   2002..................................................  42,836   8.76  375     1.80%        0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2003..................................................     906  12.02   11     1.80%        0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003..................................................     202  12.41    3     1.80%        0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2 Shares
   2003..................................................     734  13.07   10     1.80%        1.27%    29.58%
GE Investments Funds, Inc:
 Income Fund
   2003..................................................  13,639  10.81  147     1.80%        6.61%     1.73%
   2002..................................................     160  10.62    2     1.80%        3.28%     6.20%
 Mid-Cap Value Equity Fund
   2003..................................................  32,636  10.45  341     1.80%        1.57%    30.55%
   2002..................................................  19,610   8.01  157     1.80%        1.07%   (19.94)%
 Money Market Fund
   2003.................................................. 526,897   0.99  520     1.80%        0.79%    (1.03)%
   2002.................................................. 686,286   1.00  686     1.80%        1.43%    (0.33)%
 Premier Growth Equity Fund
   2003..................................................  10,227   9.61   98     1.80%        0.19%    26.60%
   2002..................................................   1,455   7.59   11     1.80%        0.05%   (24.13)%
 Real Estate Securities Fund
   2003..................................................   9,370  12.46  117     1.80%        9.97%    24.62%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Net Assets   Expenses as a Investment
                                                           ------------- % of Average    Income    Total
                                                    Units  Unit           Net Assets     Ratio     Return
                     Type V:                       ------- Value   000s  ------------- ---------- ------
----------------------------------------------------       ---------------             -
 S&P 500(R) Index Fund
   2003........................................... 126,905 $ 9.48 $1,203     1.80%        1.60%    25.97%
   2002...........................................  60,298   7.52    453     1.80%        1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2003...........................................  18,869  10.23    193     1.80%        0.08%    21.88%
   2002...........................................  13,607   8.40    114     1.80%        0.45%    16.03%
 Total Return Fund
   2003...........................................  10,503  11.41    120     1.80%        1.76%    14.09%
 U.S. Equity Fund
   2003...........................................   8,202   9.41     77     1.80%        0.93%    21.06%
   2002...........................................   2,356   7.77     18     1.80%        0.88%   (22.26)%
 Value Equity Fund
   2003...........................................  26,208   9.59    251     1.80%        1.85%    21.82%
   2002...........................................   9,306   7.87     73     1.80%        1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund --
   Class II
   2003...........................................     163  12.54      2     1.80%        0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003........................................... 127,350  10.13  1,291     1.80%        1.98%    11.68%
   2002........................................... 109,084   9.07    989     1.80%        2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................   2,041   9.93     20     1.80%        0.28%    18.07%
   2002...........................................   3,613   8.41     30     1.80%        0.35%   (15.86)%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................   1,600   9.39     15     1.80%        0.00%    23.92%
   2002...........................................   2,891   7.58     22     1.80%        0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   1,399   8.56     12     1.80%        0.00%    43.84%
   2002...........................................   4,779   5.95     28     1.80%        0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2003...........................................   3,021   9.12     28     1.80%        0.00%    29.13%
   2002...........................................   1,124   7.07      8     1.80%        0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2003...........................................   5,991   9.67     58     1.80%        1.00%    32.11%
   2002...........................................   1,352   7.32     10     1.80%        0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2003...........................................   1,037  10.23     11     1.80%        0.00%    32.34%
   2002...........................................   1,109   7.73      9     1.80%        0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2003...........................................   6,217   8.90     55     1.80%        0.91%    21.46%
   2002...........................................   4,893   7.33     36     1.80%        0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003...........................................     534  10.37      6     1.80%        0.63%     1.85%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets   Expenses as a Investment
                                                                ------------- % of Average    Income    Total
                                                         Units  Unit           Net Assets     Ratio     Return
                        Type V:                         ------- Value   000s  ------------- ---------- ------
---------------------------------------------------------       ---------------             -
 International Opportunities Portfolio
   2003................................................     973 $12.83 $   12     1.80%        0.00%    30.06%
 Mid Cap Value Portfolio
   2003................................................   1,094  12.92     14     1.80%        0.31%    27.30%
 Small Company Portfolio
   2003................................................      40  12.82      1     1.80%        0.00%    33.53%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003................................................  38,613   8.70    336     1.80%        0.00%    20.40%
   2002................................................  34,313   7.23    248     1.80%        0.00%   (27.74)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................  13,905   9.19    128     1.80%        0.47%    19.64%
   2002................................................   7,610   7.68     58     1.80%        0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................   2,627   8.94     23     1.80%        0.00%    31.03%
   2002................................................     101   6.82      1     1.80%        0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2003................................................     952  11.10     11     1.80%        0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2003................................................     175  11.41      2     1.80%        0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2003................................................   2,712  10.61     29     1.80%        2.09%    33.13%
   2002................................................   1,548   7.97     12     1.80%        2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2003................................................   1,127  13.36     15     1.80%        0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003................................................     101  11.97      1     1.80%        0.00%    19.73%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003................................................     997  12.71     13     1.80%        0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003................................................  37,800  10.49    397     1.80%        0.49%    40.29%
   2002................................................  19,752   7.48    148     1.80%        0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003................................................ 168,642   9.71  1,637     1.80%        0.79%    24.16%
   2002................................................ 136,697   7.82  1,069     1.80%        0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2003................................................   8,173  13.34    109     1.80%        0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                Net Assets   Expenses as a Investment
                                                               ------------- % of Average    Income    Total
                                                        Units  Unit           Net Assets     Ratio     Return
                       Type V:                         ------- Value   000s  ------------- ---------- ------
--------------------------------------------------------       ---------------             -
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003...............................................   9,075 $10.68 $   97     1.80%        2.64%     0.42%
   2002...............................................   8,408  10.63     89     1.80%        1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2003...............................................  22,290  11.70    261     1.80%        7.38%    20.64%
   2002...............................................  12,000   9.70    116     1.80%        7.28%    (3.01)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2003............................................... 105,328  11.91  1,255     1.80%        4.02%     2.03%
   2002...............................................  92,981  11.68  1,086     1.80%        3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 142,859  11.01  1,573     1.80%        3.31%     3.15%
   2002............................................... 111,409  10.68  1,190     1.80%        3.39%     6.76%
The Prudential Series Fund, Inc:
 Jennison Portfolio -- Class II
   2003...............................................     670  12.10      8     1.80%        0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2003...............................................     634   8.74      6     1.80%        0.00%    42.80%
   2002...............................................     699   6.12      4     1.80%        0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2003...............................................     582  14.92      9     1.80%        0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2003...............................................      38  13.36      1     1.80%        0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003...............................................   7,135  10.31     74     1.80%        0.13%    28.42%
   2002...............................................   2,539   8.03     20     1.80%        0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................     842   8.51      7     1.80%        0.00%    18.59%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2003 and 2002

                  (With Independent Auditors' Report Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2003

                                                                            Page
                                                                            ----
Financial Statements:

   Independent Auditors' Report............................................ F-1

   Balance Sheets.......................................................... F-2

   Statements of Income.................................................... F-3

   Statements of Shareholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

                         Independent Auditors' Report

The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2003 and 2002, and the related statements of income, shareholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Notes 1 and 4, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

                                          /S/  KPMG LLP

Richmond, Virginia
February 6, 2004

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
            (Dollar amounts in millions, except per share amounts)

                                December 31,
                              -----------------
                                2003     2002
                              -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value........... $4,147.7 $3,436.7
   Equity securities
     available-for-sale,
     at fair value...........     45.4     36.9
   Mortgage loans, net
     of valuation
     allowance of $4.2
     and $3.0 at
     December 31, 2003
     and 2002,
     respectively............    485.5    343.4
   Policy Loans..............      1.3      1.3
   Other invested assets.....     62.4       --
   Short-term investments....     34.9     34.9
                              -------- --------
       Total investments.....  4,777.2  3,853.2
                              -------- --------
Cash and cash equivalents....     28.3     39.3
Accrued investment income....     79.9     64.8
Deferred acquisition
  costs......................    232.1    234.1
Goodwill.....................     54.1     54.1
Intangible assets............     82.9     97.6
Other assets.................     18.7    101.9
Reinsurance recoverable......     18.6     13.8
Separate account assets......    146.0     98.6
                              -------- --------
       Total assets.......... $5,437.8 $4,557.4
                              ======== ========
Liabilities and
Shareholder's Interest
Liabilities:
   Future annuity and
     contract benefits....... $4,309.7 $3,665.9
   Liability for policy
     and contract claims.....    141.1    105.9
   Unearned premiums.........     44.6     46.3
   Other policyholder
     liabilities.............     25.8     55.2
   Accounts payable and
     accrued expenses........    175.7     25.2
   Separate account
     liabilities.............    146.0     98.6
                              -------- --------
       Total liabilities.....  4,842.9  3,997.1
                              -------- --------
Shareholder's interest:
   Net unrealized
     investment gains........     70.1     54.2
                              -------- --------
   Accumulated non-owner
     changes in equity.......     70.1     54.2
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)............      2.0      2.0
   Additional paid-in
     capital.................    422.6    422.6
   Retained earnings.........    100.2     81.5
                              -------- --------
       Total
         shareholder's
         interest............    594.9    560.3
                              -------- --------
       Total liabilities
         and
         shareholder's
         interest............ $5,437.8 $4,557.4
                              ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ----------------------
                               2003     2002    2001
                              ------   ------  ------
Revenues:
   Net investment income..... $245.5   $220.7  $195.8
   Premiums..................  236.5    221.5   188.6
   Net realized
     investment gains........    3.1      7.5    22.2
   Other income..............    2.8      1.2     1.3
                              ------   ------  ------
       Total revenues........  487.9    450.9   407.9
                              ------   ------  ------
Benefits and expenses:
   Benefits and other
     changes in policy
     reserves................  253.2    259.3   155.5
   Interest credited.........  142.7    129.6   113.5
   Commissions...............   63.0     68.2    79.0
   General expenses..........   41.6     35.1    30.3
   Amortization of
     intangibles, net........   10.5      2.1    11.8
   Change in deferred
     acquisition costs,
     net.....................  (51.8)   (56.6)  (56.5)
                              ------   ------  ------
       Total benefits
         and expenses........  459.2    437.7   333.6
                              ------   ------  ------
Income before income
  taxes......................   28.7     13.2    74.3
Provision for income
  taxes......................   10.0      0.4    27.3
                              ------   ------  ------
Net income................... $ 18.7   $ 12.8  $ 47.0
                              ======   ======  ======


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Shareholder's Interest
            (Dollar amounts in millions, except per share amounts)


                                                   Accumulated
                          Common Stock  Additional  Non-owner   Total       Total
                          -------------  Paid-In   Changes In  Retained Shareholder's
                          Shares Amount  Capital     Equity    Earnings   Interest
                          ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2001................... 2,000   $2.0    $342.6     $ 29.7     $ 21.7     $396.0
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       47.0       47.0
  Net unrealized loss on
   investment
   securities(a).........    --     --        --      (32.4)        --      (32.4)
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       14.6
  Capital contribution...    --     --      45.0         --         --       45.0
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2001................... 2,000    2.0     387.6       (2.7)      68.7      455.6
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       12.8       12.8
  Net unrealized gain on
   investment
   securities(a).........    --     --        --       56.9         --       56.9
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       69.7
  Capital contribution...    --     --      35.0         --         --       35.0
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002................... 2,000    2.0     422.6       54.2       81.5     $560.3
                          -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       18.7       18.7
  Net unrealized gain on
   investment
   securities(a).........    --     --        --       15.9         --       15.9
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       34.6
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003................... 2,000   $2.0    $422.6     $ 70.1     $100.2     $594.9
                          =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred tax asset (liability) of $(8.3), $(30.8), and $17.7 million in 2003, 2002 and 2001, respectively.


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                   Years Ended December 31,
                               -------------------------------
                                  2003       2002       2001
                               ---------  ---------  ---------
Cash flows from
  operating activities:
  Net income.................. $    18.7  $    12.8  $    47.0
                               ---------  ---------  ---------
  Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Change in future
     policy benefits..........     308.5      325.7      219.5
   Net realized
     investment (gains).......      (3.1)      (7.5)     (22.2)
   Amortization of
     investment premiums
     and discounts............      15.8        4.4       (1.4)
   Amortization of
     intangibles, net.........      10.5        2.1       11.8
   Deferred income tax
     (benefit) provision......      27.3      (13.7)      14.2
   Change in certain
     assets and
     liabilities:
     (Increase) decrease
       in:
       Accrued
         investment
         income...............     (15.1)       4.3      (18.5)
       Deferred
         acquisition
         costs, net...........     (51.8)     (56.6)     (56.5)
       Other assets, net......      83.2      149.1     (248.4)
     Increase (decrease)
       in:
       Other
         policyholder
         related balances.....     (29.4)     (15.3)      37.4
       Policy and
         contract claims......      29.2       32.2       16.0
       Accounts payable
         and accrued
         expenses.............      51.2     (122.9)     117.9
                               ---------  ---------  ---------
  Total adjustments...........     426.3      301.8       69.8
                               ---------  ---------  ---------
  Net cash provided by
   operating activities.......     445.0      314.6      116.8
                               ---------  ---------  ---------
Cash flows from
  investing activities:
  Short-term investing
   activities, net............        --      (29.9)      69.0
  Proceeds from sales
   and maturities of
   investments in
   securities.................     851.2    1,201.1    1,276.3
  Purchases of securities.....  (1,499.6)  (1,835.2)  (1,965.6)
  Mortgage and policy
   loan originations..........    (201.1)     (69.7)     (34.2)
  Principal collected on
   mortgage and policy
   loans......................      57.1       64.6       24.5
                               ---------  ---------  ---------
       Net cash used in
         investing
         activities...........    (792.4)    (669.1)    (630.0)
                               ---------  ---------  ---------
Cash flows from
  financing activities:
  Proceeds from issuance
   of investment
   contracts..................     557.5      583.9      692.5
  Capital Contribution........        --       35.0       45.0
  Redemption and benefit
   payments on
   investment contracts.......    (221.1)    (228.6)    (222.8)
                               ---------  ---------  ---------
       Net cash provided
         by financing
         activities...........     336.4      390.3      514.7
                               ---------  ---------  ---------
       Net increase
         (decrease) in
         cash and cash
         equivalents..........     (11.0)      35.8        1.5
Cash and cash
  equivalents at
  beginning of year...........      39.3        3.5        2.0
                               ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year........................ $    28.3  $    39.3  $     3.5
                               =========  =========  =========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is wholly-owned, directly or indirectly, by General Electric Company ("GE").

   On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GECLA-NY. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

  Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  Products

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, and variable life; (2) Protection, which includes our life and long-term care insurance; (3) Corporate and Other, which includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2003, 2002 and 2001, 55%, 78%, and 87% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 34%, 55%, and 59%, respectively, of total product sales.

  Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

  Cash and Cash Equivalents

   Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than one year are included in short term investments.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  Investment Securities

   We have designated our fixed maturities (bonds) and our equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder's interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair market value, the duration of market decline, and the financial health and the specific prospects of the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Balance Sheet. Cash collateral received on securities lending transactions is invested in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as security received by us, is not reflected in our assets in the Balance Sheet as we have no right to sell or repledge the collateral. The fair value of collateral held and included in other invested assets was $62.4 at December 31, 2003. We had no non-cash collateral at December 31, 2003.

   Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in allowance are included in net realized investment gains and losses in the Statements of Income.

   Short-term investments are stated at amortized cost which approximates fair value. Equity securities are stated at fair value.

  Intangible Assets

   (a) Present Value of Future Profits


   In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolio. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholder's interest, net of applicable income tax.

   (b) Goodwill

   As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit's goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

   Before January 1, 2002, we amortized goodwill over our estimated period of benefit on a straight-line basis not exceeding 40 years. When an intangible asset's carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

  Deferred Acquisition Costs

   Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts.

   Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

  Income Taxes

   We file a consolidated life insurance federal income tax return with our parent, GE Capital Assurance and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, life insurance contracts, and universal life contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and universal life contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and persistency. These assumptions are periodically evaluated for potential reserve deficiencies.

  Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

  Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract owners and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contract owner and policyholders' equity in those assets.

  Accounting Changes

   As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology.

   Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a "reporting unit" basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142. Further information about goodwill is provided in note 4.

  Accounting Pronouncements Not Yet Adopted

   In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we will adopt on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. We do not expect the adoption of the SOP 03-1 to have a material impact on our results of operations or financial condition.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(2)Investment Securities

  General

   For the years ended December 31, the sources of investment income were as follows:

                                        2003    2002    2001
                                       ------  ------  ------
Fixed maturities and equity securities $219.0  $197.1  $171.4
Mortgage and policy loans.............   30.6    26.4    26.3
                                       ------  ------  ------
Gross investment income...............  249.6   223.5   197.7
Investment expenses...................   (4.1)   (2.8)   (1.9)
                                       ------  ------  ------
Net investment income................. $245.5  $220.7  $195.8
                                       ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                      2003    2002    2001
                                     ------  ------  ------
Sales proceeds...................... $331.8  $851.0  $996.2
                                     ------  ------  ------
Gross realized investment:
   Gains............................   14.0    33.8    34.2
   Losses, including impairments(a).  (10.9)  (26.3)  (12.0)
                                     ------  ------  ------
Net realized investment gains....... $  3.1  $  7.5  $ 22.2
                                     ======  ======  ======

--------
(a)Impairments were $(2.7), $(16.8), and $(11.9) in 2003, 2002 and 2001, respectively.

   The additional proceeds from investments presented in our Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of shareholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

                                                                                   2003    2002    2001
                                                                                  ------  ------  ------
Fixed maturities................................................................. $163.8  $ 90.0  $(18.4)
Equity securities................................................................    4.1    (4.3)   (0.4)
                                                                                  ------  ------  ------
   Subtotal......................................................................  167.9    85.7   (18.8)
Adjustments to the present value of future profits and deferred acquisition costs  (60.4)   (2.4)   14.4
Deferred income taxes............................................................  (37.4)  (29.1)    1.7
                                                                                  ------  ------  ------
   Net unrealized gains (losses) on available-for-sale investment securities..... $ 70.1  $ 54.2  $ (2.7)
                                                                                  ======  ======  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                        2003   2002   2001
                                                                                       -----  -----  ------
Net unrealized gains (losses) on investment securities -- beginning of year........... $54.2  $(2.7) $ 29.7
Unrealized gains (losses) on investment securities -- net of deferred taxes of $(9.5),
  $(33.4), and $9.9...................................................................  17.9   61.8   (18.0)
Reclassification adjustments -- net of deferred taxes of $1.2, $2.6 and $7.8..........  (2.0)  (4.9)  (14.4)
                                                                                       -----  -----  ------
Net unrealized gain (loss) on investment securities -- end of year.................... $70.1  $54.2  $ (2.7)
                                                                                       =====  =====  ======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                            Gross      Gross
                                                Amortized Unrealized Unrealized  Fair
2003                                              Cost      Gains      Losses    Value
----                                            --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government.........................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate..........................    527.4      25.8       (3.0)     550.2
   U.S. corporate..............................  2,441.4     132.6      (15.4)   2,558.6
   Mortgage-backed.............................    670.0      17.2       (3.7)     683.5
   Asset-backed................................    271.2       7.0       (0.2)     278.0
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock..............     41.3       4.2       (0.1)      45.4
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $4,025.2    $190.4     $(22.5)  $4,193.1
                                                ========    ======     ======   ========

                                                            Gross      Gross
                                                Amortized Unrealized Unrealized  Fair
2002                                              Cost      Gains      Losses    Value
----                                            --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   22.0    $  0.7     $ (0.1)  $   22.6
   Non-U.S. government.........................     10.1       0.5         --       10.6
   Non-U.S. corporate..........................    225.6      12.4       (3.6)     234.4
   U.S. corporate..............................  2,118.2      89.8      (48.0)   2,160.0
   Mortgage-backed.............................    569.7      24.3       (0.2)     593.8
   Asset-backed................................    401.1      14.5       (0.3)     415.3
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,346.7     142.2      (52.2)   3,436.7
   Non-redeemable preferred stock..............     41.2        --       (4.3)      36.9
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $3,387.9    $142.2     $(56.5)  $3,473.6
                                                ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position, and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance and risk teams as well as the portfolio management and research capabilities of GE Asset Management Incorporated ("GEAM"). Our qualitative review

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2003, securities "at risk" of impairment had aggregate unrealized losses of $1.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2003, 2002 and 2001, we recognized impairment losses of $2.7, $16.8 and $11.9, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
                                      fair value   losses   securities fair value   losses   securities
                                      ---------- ---------- ---------- ---------- ---------- ----------
Fixed Maturities:
 U.S. Government Agencies............   $   --     $   --       --       $  --      $  --        --
 State and Municipal.................       --         --       --          --         --        --
 Government -- non U.S...............      4.6       (0.1)       8          --         --        --
 U.S. Corporate......................    455.5      (11.8)     115        32.7       (3.6)       11
 Corporate -- non U.S................    133.5       (2.6)      35         4.6       (0.4)        1
 Asset Backed........................     10.0       (0.2)       2          --         --        --
 Mortgage Backed.....................    200.7       (3.7)      41          --         --        --
                                        ------     ------      ---       -----      -----        --
 Total Fixed Maturities..............    804.3      (18.4)     201        37.3       (4.0)       12
Equities Securities..................      1.3       (0.1)       1          --         --        --
                                        ------     ------      ---       -----      -----        --
Total Temporarily Impaired Securities   $805.6     $(18.5)     202       $37.3      $(4.0)       12
                                        ======     ======      ===       =====      =====        ==
Investment Grade.....................   $748.6     $(16.7)     181       $12.7      $(1.0)        5
Below Investment Grade...............     45.3       (1.6)      17        24.6       (3.0)        7
Not Rated -- Fixed Maturities........     10.4       (0.1)       3          --         --        --
Not Rated -- Equities................      1.3       (0.1)       1          --         --        --
                                        ------     ------      ---       -----      -----        --
                                        $805.6     $(18.5)     202       $37.3      $(4.0)       12
                                        ======     ======      ===       =====      =====        ==

   The investment securities in an unrealized loss position for less than twelve months, account for $18.5 or 82% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.

   The investment securities in an unrealized loss position for twelve months or more account for $4.0 or 18% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2003 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized  Fair
                                         Cost     Value
                                       --------- --------
Due in one year or less............... $   78.1  $   78.5
Due after one year through five years.  1,061.7   1,123.0
Due after five years through ten years    796.2     815.8
Due after ten years...................  1,106.7   1,168.9
                                       --------  --------
Subtotal..............................  3,042.7   3,186.2
Mortgaged backed securities...........    670.0     683.5
Asset backed securities...............    271.2     278.0
                                       --------  --------
Totals................................ $3,983.9  $4,147.7
                                       ========  ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $261.7 and $210.6 at December 31, 2003 and 2002, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.6 and $1.1 at December 31, 2003 and December 31, 2002, respectively.

   At December 31, 2003, approximately 11.3%, 11.6% and 10.4% of our investment portfolio is comprised of securities issued by the banking, consumer non-cyclical, and public utilities industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

   At December 31, 2003, we did not hold any fixed maturity securities which exceeded 10% of shareholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations". The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


                                            2003                       2002
                                 -------------------------  -------------------------
NAIC          Rating Agency      Amortized  Fair            Amortized  Fair
Rating    Equivalent Designation   cost     Value   Percent   cost     Value   Percent
------    ---------------------- --------- -------- ------- --------- -------- -------
    1       Aaa/Aa/A............ $2,306.9  $2,391.4   57.6% $2,008.8  $2,093.6   60.9%
    2       Baa.................  1,433.9   1,507.7   36.4   1,092.9   1,116.9   32.5
    3       Ba..................    157.1     164.9    4.0     131.7     128.9    3.7
    4       B...................     62.6      61.6    1.5      40.5      33.1    1.0
    5       Caa and lower.......     13.0      11.7    0.3      32.4      24.6    0.7
    6       In or near default..      1.4       1.4    0.0       7.7       6.4    0.2
Not Rated   Not rated...........      9.0       9.0    0.2      32.7      33.2    1.0
                                 --------  --------  -----  --------  --------  -----
            Totals.............. $3,983.9  $4,147.7  100.0% $3,346.7  $3,436.7  100.0%
                                 ========  ========  =====  ========  ========  =====

   At December 31, 2003 there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy). At December 31, 2002 there were fixed maturities in default with a fair value of $9.3.

  Mortgage and Other Loans

   At December 31, 2003 and 2002, our US Mortgage Loan portfolio was $485.5 and $343.4 net of allowance of $4.2 and $3.0, respectively.

   At December 31, 2003 and 2002, respectively, we held $132.1 and $83.3 in US Mortgages secured by real estate in California, comprising 27.0% and $26.1% of the total mortgage portfolio. For the years ended December 31, 2003 and 2002 respectively, we originated $50.4 and $35.8 of mortgages secured by real estate in California, which represent 25.0% and 12.4%, of our total US originations for those years.

   As of December 31, 2003 and 2002, we were committed to fund $1.4 and $1.7, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principals, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2003 and 2002) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($1.3 as of December 31, 2003 and none as of December 31, 2002). Average investment in impaired loans during 2003 was $0.3. There was no average investment in impaired loans during 2002 and 2001. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                        2003  2002 2001
                                       -----  ---- ----
Balance at January 1.................. $ 3.0  $2.6 $1.9
Provision charged to operations.......   2.0   0.4  0.7
Amounts written off, net of recoveries  (0.8)   --   --
                                       -----  ---- ----
Balance at December 31................ $ 4.2  $3.0 $2.6
                                       =====  ==== ====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The allowance for losses on mortgage loans at December 31, 2003, 2002, and 2001 represented 0.9%, 0.9% and 0.8% of gross mortgage loans, respectively.

   There were no non-income producing mortgage loans as of December 31, 2003 and 2002.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

                                                               2003    2002    2001
                                                              ------  ------  ------
Unamortized balance at January 1............................. $236.7  $180.1  $123.6
Costs deferred...............................................   75.6    71.7    66.6
Amortization, net............................................  (23.8)  (15.1)  (10.1)
                                                              ------  ------  ------
Unamortized balance at December 31...........................  288.5   236.7   180.1
                                                              ------  ------  ------
Cumulative effect of net unrealized investment (gains) losses  (56.4)   (2.6)   12.8
                                                              ------  ------  ------
Balance at December 31....................................... $232.1  $234.1  $192.9
                                                              ======  ======  ======

(4)Intangible Assets and Goodwill

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                               2003    2002   2001
                                                              ------  -----  ------
Unamortized balance at January 1............................. $ 97.4  $99.5  $131.7
Acquisitions.................................................     --     --   (23.8)
Interest accreted at 6.9%, 7.2% and 7.2%, respectively.......    6.3    7.1     7.4
Amortization.................................................  (16.8)  (9.2)  (15.8)
                                                              ------  -----  ------
Unamortized balance at December 31...........................   86.9   97.4    99.5
Cumulative effect of net unrealized investment gains (losses)   (4.0)   0.2     1.6
                                                              ------  -----  ------
Balance at December 31....................................... $ 82.9  $97.6  $101.1
                                                              ======  =====  ======

   The estimated percentage of the December 31, 2003 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2004 9.75%
2005 9.32%
2006 9.08%
2007 8.61%
2008 8.17%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2003 or 2002.

   Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2003 and December 31, 2002:

Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

   The effects on earnings excluding such goodwill amortization from 2001 follow:

                                           2001
                                           -----
Net income as reported.................... $47.0
                                           =====
Net income excluding goodwill amortization $50.4
                                           =====

(5)Reinsurance

   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $31.7 and $36.5 at December 31, 2003 and 2002, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. Net life insurance in force as of December 31 is summarized as follows:

                                      2003   2002    2001
                                     -----  ------  ------
Direct life insurance in force...... $ 8.4  $  3.1  $  0.5
Amounts assumed from other companies  90.1    97.1    99.8
Amounts ceded to other companies....    --      --    (0.6)
                                     -----  ------  ------
Net life insurance in force......... $98.5  $100.2  $ 99.7
                                     =====  ======  ======
Percentage of amount assumed to net.  91.5%   96.9%  100.1%
                                     =====  ======  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
                                     2003    2002    2001    2003    2002    2001
                                    ------  ------  ------  ------  ------  ------
Direct............................. $162.5  $143.4  $115.8  $162.9  $140.0  $114.4
Assumed............................   78.7    82.2    82.3    80.1    86.7    78.2
Ceded..............................   (6.5)   (5.2)   (3.9)   (6.5)   (5.2)   (4.0)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $234.7  $220.4  $194.2  $236.5  $221.5  $188.6
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           33.9%   39.1%   41.5%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $15.8, $14.9 and $16.9 during 2003, 2002, and 2001, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2003 and 2002, investment contract liabilities totaled $3,305.4 and $2,819.6, respectively.

  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2003 and 2002, insurance contract liabilities totaled $994.3 and $836.3, respectively.

  Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2003 and 2002, universal life contract liabilities totaled $10.0 and $10.0, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2003, 2002, and 2001, these services were valued at $25.4, $27.2 and $15.8, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $3.9 and $2.6 payable to GEAM as compensation for the investment services during 2003 and 2002, respectively.

   During each of 2003, 2002 and 2001 we collected $3.0, $2.5, and $2.5, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   During 2002 and 2001, we received capital contributions of $35.0 and $45.0, respectively from GE Capital Assurance as reflected in the Statements of Shareholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8.

   During 2000, we entered an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities outstanding at that time.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

                             2003    2002   2001
                            ------  ------  -----
Current federal income tax. $(17.3) $ 14.1  $13.1
Deferred federal income tax   27.3   (13.7)  14.2
                            ------  ------  -----
Total income tax provision. $ 10.0  $  0.4  $27.3
                            ======  ======  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

                                      2003   2002  2001
                                      ----  -----  ----
Statutory U.S federal income tax rate 35.0%  35.0% 35.0%
Non-deductible goodwill amortization.   --     --   1.6
IRS Settlement(a)....................   --  (32.5)   --
Other, net........................... (0.3)   0.5   0.1
                                      ----  -----  ----
Effective rate....................... 34.7%   3.0% 36.7%
                                      ====  =====  ====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3. The benefits associated with the settlement are non-recurring and are in excess of the tax liabilities assumed by an affiliate, GNA Corporation, in 2000, as described in Note 7.

      The components of the net deferred income tax liability at December 31 are as follows:

                                                   2003   2002
                                                  ------ ------
Assets:
   Investments................................... $  4.6 $ 11.7
   Future annuity and contract benefits..........  101.2   92.6
                                                  ------ ------
       Total deferred income tax assets..........  105.8  104.3
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   37.4   29.1
   Present value of future profits...............   29.2   32.6
   Deferred acquisition costs....................   97.6   61.1
   Other, net....................................    2.4    0.3
                                                  ------ ------
       Total deferred income tax liability.......  166.6  123.1
                                                  ------ ------
   Net deferred income tax liability............. $ 60.8 $ 18.8
                                                  ====== ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(2.9), $13.9 and $24.0 for federal and state income taxes in 2003, 2002, and 2001, respectively.

   At December 31, 2003 and 2002, the deferred income tax liability, included in Accounts Payable and Accrued Expenses, was $60.8 and $18.8, respectively. At December 31, 2003 and 2002, the current income tax liability (receivable) with affiliates, included in Accounts Payable and Accrued Expenses, was $(18.5) and $2.1, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2003 and 2002.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2003 and 2002, is summarized as follows:

                                                           2003                       2002
                                                   Assets (Liabilities)       Assets (Liabilities)
                                                -------------------------- --------------------------
                                                Notional Carrying  Fair    Notional Carrying  Fair
                                                 Amount   Amount   Value    Amount   Amount   Value
                                                -------- -------- -------- -------- -------- --------
Assets:
Mortgage Loans.................................     (a)  $  485.5 $  508.5     (a)  $  343.4 $  377.8
Liabilities:...................................
Investment Contracts...........................     (a)  $3,305.4 $3,176.0     (a)  $2,819.6 $2,711.6
Other firm commitments:........................
Ordinary course of business lending commitments   $1.4         --       --   $1.7         --       --
                                                  ====   ======== ========   ====   ======== ========

--------
(a)These financial instruments do not have notional amounts.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net (loss) for the years ended December 31, 2003, 2002, and 2001 was $(32.4), $(32.3) and $(37.9), respectively. Unaudited statutory capital and surplus was $138.1 and $172.6 as of December 31, 2003 and 2002, respectively. In 2003, statutory capital and surplus decreased by $34.5 primarily related to net operating loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2003, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2003, 2002, and 2001:

2003 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  206.3    $   51.5   $(12.3)  $  245.5
Premiums.....................................      63.0       173.5       --      236.5
Net realized investment gains................        --          --      3.1        3.1
Other income.................................       2.0         0.8       --        2.8
                                               --------    --------   ------   --------
Total revenues...............................     271.3       225.8     (9.2)     487.9
                                               --------    --------   ------   --------
Benefits and expenses:
Benefits and other changes in policy reserves      84.0       169.2       --      253.2
Interest credited............................     142.2         0.5       --      142.7
Commissions..................................      36.9        26.1       --       63.0
General expenses.............................      22.0        23.3     (3.7)      41.6
Amortization of intangibles, net.............       1.0         9.5       --       10.5
Change in deferred acquisition costs, net....     (34.1)      (17.7)      --      (51.8)
                                               --------    --------   ------   --------
 Total benefits and expenses.................     252.0       210.9     (3.7)     459.2
                                               --------    --------   ------   --------
 Income before income taxes..................      19.3        14.9     (5.5)      28.7
 Provision (benefit) for income taxes........       7.0         5.3     (2.3)      10.0
                                               --------    --------   ------   --------
 Net income (loss)...........................  $   12.3    $    9.6   $ (3.2)  $   18.7
                                               ========    ========   ======   ========
Total assets.................................  $4,080.9    $1,165.8   $191.1   $5,437.8
                                               ========    ========   ======   ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)



2002 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  194.0     $ 43.3    $(16.6)  $  220.7
Premiums.....................................      62.4      158.8       0.3      221.5
Net realized investment gains................        --         --       7.5        7.5
Other income.................................       1.0       (0.3)      0.5        1.2
                                               --------     ------    ------   --------
Total revenues...............................     257.4      201.8      (8.3)     450.9
                                               --------     ------    ------   --------
Benefits and expenses:
Benefits and other changes in policy reserves      76.1      182.9       0.3      259.3
Interest credited............................     129.0        0.6        --      129.6
Commissions..................................      42.2       26.0        --       68.2
General expenses.............................      19.7       19.9      (4.5)      35.1
Amortization of intangibles, net.............       1.3        0.8        --        2.1
Change in deferred acquisition costs, net....     (36.7)     (19.9)       --      (56.6)
                                               --------     ------    ------   --------
 Total benefits and expenses.................     231.6      210.3      (4.2)     437.7
                                               --------     ------    ------   --------
 Income before income taxes..................      25.8       (8.5)     (4.1)      13.2
 Provision (benefit) for income taxes........       9.2       (3.1)     (5.7)       0.4
                                               --------     ------    ------   --------
 Net income (loss)...........................  $   16.6     $ (5.4)   $  1.6   $   12.8
                                               ========     ======    ======   ========
Total assets.................................  $3,579.9     $979.5    $ (2.0)  $4,557.4
                                               ========     ======    ======   ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


2001 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  164.8     $ 36.4     $(5.4)  $  195.8
Premiums.....................................      41.9      146.7        --      188.6
Net realized investment gains................        --         --      22.2       22.2
Other income.................................       1.1        0.2        --        1.3
                                               --------     ------     -----   --------
Total revenues...............................     207.8      183.3      16.8      407.9
                                               --------     ------     -----   --------
Benefits and expenses:
Benefits and other changes in policy reserves      53.0      102.5        --      155.5
Interest credited............................     112.9        0.6        --      113.5
Commissions..................................      47.5       31.5        --       79.0
General expenses.............................      11.8       22.9      (4.4)      30.3
Amortization of intangibles, net.............       3.6        8.2        --       11.8
Change in deferred acquisition costs, net....     (39.5)     (17.0)       --      (56.5)
                                               --------     ------     -----   --------
 Total benefits and expenses.................     189.3      148.7      (4.4)     333.6
                                               --------     ------     -----   --------
 Income before income taxes..................      18.5       34.6      21.2       74.3
 Provision (benefit) for income taxes........       7.1       13.0       7.2       27.3
                                               --------     ------     -----   --------
 Net income (loss)...........................  $   11.4     $ 21.6     $14.0   $   47.0
                                               ========     ======     =====   ========
Total assets.................................  $2,993.9     $760.5     $83.5   $3,837.9
                                               ========     ======     =====   ========